UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07874

JPMorgan Insurance Trust

(Exact name of registrant as specified in charter)

1111 Polaris Parkway

Columbus, Ohio 43240

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Insurance Trust

Schedule of Portfolio Investments as of March 31, 2011

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2011.

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Asset-Backed Securities — 1.2%
50,000	Ally Auto Receivables Trust, Series 2010-1, Class A3, 1.450%, 05/15/14	50,390
158,462	AmeriCredit Automobile Receivables Trust, Series 2006-BG, Class A4, 5.210%, 09/06/13	159,620
12,968	Series 2010-1, Class A2, 0.970%, 01/15/13	12,971
25,000	Series 2010-1, Class A3, 1.660%, 03/17/14	25,177
128,155	Bank of America Auto Trust, Series 2009-1A, Class A3, 2.670%, 07/15/13 (e)	129,305
100,000	Series 2010-1A, Class A3, 1.390%, 03/15/14 (e)	100,560
100,000	Series 2010-1A, Class A4, 2.180%, 02/15/17 (e)	101,611
39,691	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.619%, 04/25/36	29,852
60,000	CarMax Auto Owner Trust, Series 2010-1, Class A3, 1.560%, 07/15/14	60,416
200,000	Centex Home Equity, Series 2004-D, Class AF4, SUB, 4.680%, 06/25/32	197,948
450,000	Citibank Credit Card Issuance Trust, Series 2002-C2, Class C2, 6.950%, 02/18/14	471,278
98,089	CNH Equipment Trust, Series 2010-A, Class A3, 1.540%, 07/15/14	98,755
1,056	Countrywide Asset-Backed Certificates, Series 2004-1, Class 3A, VAR, 0.529%, 04/25/34	879
120,000	Series 2004-1, Class M1, VAR, 0.749%, 03/25/34	98,759
99,201	Series 2004-1, Class M2, VAR, 0.799%, 03/25/34	84,840
21,665	Countrywide Home Equity Loan Trust, Series 2004-K, Class 2A, VAR, 0.555%, 02/15/34	13,720
69,856	Ford Credit Auto Owner Trust, Series 2009-B, Class A3, 2.790%, 08/15/13	70,674
100,000	Honda Auto Receivables Owner Trust, Series 2009-2, Class A4, 4.430%, 07/15/15	104,555
149,509	Lake Country Mortgage Loan Trust, Series 2006-HE1, Class A3, VAR, 0.600%, 07/25/34 (e)	145,055
235,761	Long Beach Mortgage Loan Trust, Series 2003-4, Class M1, VAR, 1.270%, 08/25/33	197,922
190,000	Series 2004-1, Class M1, VAR, 1.000%, 02/25/34	163,234
125,000	Series 2004-1, Class M2, VAR, 1.074%, 02/25/34	112,243
35,255	Series 2006-WL2, Class 2A3, VAR, 0.449%, 01/25/36	28,693
160,000	MBNA Credit Card Master Note Trust, Series 2002-C1, Class C1, 6.800%, 07/15/14	167,483
125,000	New Century Home Equity Loan Trust, Series 2005-1, Class M1, VAR, 0.700%, 03/25/35	98,160
11,604	Residential Asset Securities Corp., Series 2003-KS9, Class A2B, VAR, 0.889%, 11/25/33	6,155
90,000	World Omni Auto Receivables Trust, Series 2010-A, Class A4, 2.210%, 05/15/15	91,573

	Total Asset-Backed Securities (Cost $2,936,493)	2,821,828

Collateralized Mortgage Obligations — 47.5%
	Agency CMO — 36.7%
260,465	Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 8, Class ZA, 7.000%, 03/25/23	287,846
7,531	Federal Home Loan Mortgage Corp. REMICS, Series 11, Class D, 9.500%, 07/15/19	8,143
1,415	Series 1065, Class J, 9.000%, 04/15/21	1,577
167,625	Series 1113, Class J, 8.500%, 06/15/21	190,709
9,426	Series 1250, Class J, 7.000%, 05/15/22	11,120
16,876	Series 1316, Class Z, 8.000%, 06/15/22	19,055
28,321	Series 1324, Class Z, 7.000%, 07/15/22	31,358
135,935	Series 1343, Class LA, 8.000%, 08/15/22	158,980
27,982	Series 1343, Class LB, 7.500%, 08/15/22	33,539
17,977	Series 1394, Class ID, IF, 9.566%, 10/15/22	21,300
17,159	Series 1395, Class G, 6.000%, 10/15/22	18,940
12,165	Series 1505, Class Q, 7.000%, 05/15/23	13,490
23,780	Series 1518, Class G, IF, 8.788%, 05/15/23	28,106
23,455	Series 1541, Class O, VAR, 2.770%, 07/15/23	23,939
399,959	Series 1577, Class PV, 6.500%, 09/15/23	430,365
481,690	Series 1584, Class L, 6.500%, 09/15/23	529,656
14,274	Series 1596, Class D, 6.500%, 10/15/13	14,268
6,853	Series 1607, Class SA, IF, 19.396%, 10/15/13	7,719

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Agency CMO — Continued
17,750	Series 1609, Class LG, IF, 16.656%, 11/15/23	21,331
479,951	Series 1633, Class Z, 6.500%, 12/15/23	516,525
500,000	Series 1638, Class H, 6.500%, 12/15/23	579,531
2,387	Series 1671, Class QC, IF, 10.000%, 02/15/24	2,885
109,664	Series 1694, Class PK, 6.500%, 03/15/24	118,290
15,848	Series 1700, Class GA, PO, 02/15/24	14,063
61,827	Series 1798, Class F, 5.000%, 05/15/23	66,085
133,885	Series 1863, Class Z, 6.500%, 07/15/26	147,258
4,026	Series 1865, Class D, PO, 02/15/24	2,968
43,165	Series 1981, Class Z, 6.000%, 05/15/27	46,204
57,667	Series 1987, Class PE, 7.500%, 09/15/27	66,255
208,302	Series 1999, Class PU, 7.000%, 10/15/27	235,786
9,559	Series 2025, Class PE, 6.300%, 01/15/13	9,555
344,313	Series 2031, Class PG, 7.000%, 02/15/28 (m)	382,129
13,734	Series 2033, Class SN, HB, IF , 24.767%, 03/15/24	8,727
315,749	Series 2035, Class PC, 6.950%, 03/15/28	319,165
23,157	Series 2038, Class PN, IO, 7.000%, 03/15/28	4,659
68,267	Series 2054, Class PV, 7.500%, 05/15/28	71,268
17,570	Series 2055, Class OE, 6.500%, 05/15/13	17,564
363,055	Series 2057, Class PE, 6.750%, 05/15/28	430,277
113,704	Series 2064, Class TE, 7.000%, 06/15/28	128,422
79,585	Series 2075, Class PH, 6.500%, 08/15/28	88,064
315,775	Series 2095, Class PE, 6.000%, 11/15/28	347,067
30,743	Series 2102, Class TU, 6.000%, 12/15/13	32,213
68,534	Series 2115, Class PE, 6.000%, 01/15/14	71,001
16,438	Series 2132, Class SB, HB, IF , 29.419%, 03/15/29	25,268
32,746	Series 2134, Class PI, IO, 6.500%, 03/15/19	5,292
4,394	Series 2135, Class UK, IO, 6.500%, 03/15/14	305
119,613	Series 2178, Class PB, 7.000%, 08/15/29	141,760
162,827	Series 2182, Class ZB, 8.000%, 09/15/29	184,968
6,437	Series 22, Class C, 9.500%, 04/15/20	7,054
28,999	Series 2247, Class Z, 7.500%, 08/15/30	32,892
333,262	Series 2259, Class ZC, 7.350%, 10/15/30	373,709
8,256	Series 2261, Class ZY, 7.500%, 10/15/30	9,275
150,189	Series 2283, Class K, 6.500%, 12/15/23	161,818
15,902	Series 2306, Class K, PO, 05/15/24	13,975
38,165	Series 2306, Class SE, IF, IO, 7.000%, 05/15/24	5,743
52,040	Series 2325, Class PM, 7.000%, 06/15/31	57,407
268,574	Series 2344, Class ZD, 6.500%, 08/15/31	293,279
46,833	Series 2344, Class ZJ, 6.500%, 08/15/31	51,170
26,333	Series 2345, Class NE, 6.500%, 08/15/31	28,129
213,628	Series 2345, Class PQ, 6.500%, 08/15/16	226,491
75,094	Series 2355, Class BP, 6.000%, 09/15/16	80,311
199,668	Series 2359, Class ZB, 8.500%, 06/15/31	227,846
371,008	Series 2367, Class ME, 6.500%, 10/15/31	404,532
44,690	Series 2390, Class DO, PO, 12/15/31	37,536
120,083	Series 2391, Class QR, 5.500%, 12/15/16	129,476
106,828	Series 2394, Class MC, 6.000%, 12/15/16	114,760
60,790	Series 2410, Class OE, 6.375%, 02/15/32	66,357
76,942	Series 2410, Class QS, IF, 18.837%, 02/15/32	95,952
59,982	Series 2410, Class QX, IF, IO, 8.395%, 02/15/32	12,400
68,873	Series 2412, Class SP, IF, 15.590%, 02/15/32	82,284
119,055	Series 2423, Class MC, 7.000%, 03/15/32	131,122
202,268	Series 2423, Class MT, 7.000%, 03/15/32	222,675
227,841	Series 2435, Class CJ, 6.500%, 04/15/32	255,499
239,482	Series 2435, Class VH, 6.000%, 07/15/19	243,472
86,386	Series 2444, Class ES, IF, IO, 7.695%, 03/15/32	15,254
57,591	Series 2450, Class SW, IF, IO, 7.745%, 03/15/32	10,752
216,630	Series 2455, Class GK, 6.500%, 05/15/32	240,232

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Agency CMO — Continued
142,590	Series 2484, Class LZ, 6.500%, 07/15/32	165,271
790,000	Series 2500, Class MC, 6.000%, 09/15/32	861,782
55,568	Series 2503, Class BH, 5.500%, 09/15/17	60,292
111,628	Series 2515, Class DE, 4.000%, 03/15/32	116,126
530,845	Series 2527, Class BP, 5.000%, 11/15/17	565,278
237,183	Series 2535, Class BK, 5.500%, 12/15/22	259,110
5,300,000	Series 2543, Class YX, 6.000%, 12/15/32 (m)	5,830,591
483,499	Series 2544, Class HC, 6.000%, 12/15/32	528,665
1,290	Series 2565, Class MB, 6.000%, 05/15/30	1,290
500,000	Series 2575, Class ME, 6.000%, 02/15/33	550,262
3,230,000	Series 2578, Class PG, 5.000%, 02/15/18	3,461,233
64,517	Series 2586, Class WI, IO, 6.500%, 03/15/33	14,342
164,604	Series 2594, Class VQ, 6.000%, 08/15/20	168,824
21,926	Series 2597, Class DS, IF, IO, 7.295%, 02/15/33	1,283
31,407	Series 2599, Class DS, IF, IO, 6.745%, 02/15/33	1,459
109,474	Series 2610, Class DS, IF, IO, 6.845%, 03/15/33	5,105
126,732	Series 2611, Class SH, IF, IO, 7.395%, 10/15/21	5,022
180,801	Series 2626, Class KA, 3.000%, 03/15/30	182,005
396,868	Series 2626, Class NS, IF, IO, 6.295%, 06/15/23	38,596
422,275	Series 2636, Class Z, 4.500%, 06/15/18	446,939
199,277	Series 2638, Class DS, IF, 8.345%, 07/15/23	217,089
1,600	Series 2643, Class HI, IO, 4.500%, 12/15/16	5
288,868	Series 2647, Class A, 3.250%, 04/15/32	295,939
2,102,264	Series 2651, Class VZ, 4.500%, 07/15/18	2,223,464
2,438,000	Series 2656, Class BG, 5.000%, 10/15/32	2,624,232
139,575	Series 2668, Class SB, IF, 6.973%, 10/15/15	142,526
410,000	Series 2682, Class LC, 4.500%, 07/15/32	434,570
139,094	Series 2682, Class YS, IF, 8.609%, 10/15/33	135,092
2,500,000	Series 2684, Class PD, 5.000%, 03/15/29	2,537,179
75,848	Series 2684, Class TO, PO, 10/15/33	65,397
82,389	Series 2691, Class WS, IF, 8.617%, 10/15/33	79,859
67,120	Series 2705, Class SC, IF, 8.617%, 11/15/33	65,664
102,458	Series 2705, Class SD, IF, 8.672%, 11/15/33	91,111
747,711	Series 2727, Class BS, IF, 8.693%, 01/15/34	715,464
42,791	Series 2744, Class FE, VAR, 0.000%, 02/15/34	41,021
902,351	Series 2749, Class TD, 5.000%, 06/15/21	926,504
90,163	Series 2755, Class SA, IF, 13.690%, 05/15/30	100,934
12,321	Series 2766, Class SX, IF, 15.717%, 03/15/34	12,443
100,073	Series 2776, Class SK, IF, 8.693%, 04/15/34	95,535
104,289	Series 2780, Class JG, 4.500%, 04/15/19	109,735
625,000	Series 2827, Class DG, 4.500%, 07/15/19	665,200
48,665	Series 2827, Class SQ, IF, 7.500%, 01/15/19	49,457
421,487	Series 2929, Class PC, 5.000%, 01/15/28	424,324
63,600	Series 2989, Class PO, PO, 06/15/23	61,144
300,000	Series 3047, Class OD, 5.500%, 10/15/35	323,989
482,465	Series 3085, Class VS, HB, IF , 27.700%, 12/15/35	719,277
140,450	Series 3117, Class EO, PO, 02/15/36	120,315
159,102	Series 3260, Class CS, IF, IO, 5.885%, 01/15/37	22,083
713,152	Series 3385, Class SN, IF, IO, 5.745%, 11/15/37	83,372
435,652	Series 3387, Class SA, IF, IO, 6.165%, 11/15/37	58,759
742,120	Series 3430, Class AI, IO, 1.417%, 09/15/12	11,132
691,785	Series 3451, Class SA, IF, IO, 5.795%, 05/15/38	70,717
1,035,854	Series 3455, Class SE, IF, IO, 5.945%, 06/15/38	134,089
903,653	Series 3688, Class NI, IO, 5.000%, 04/15/32	121,641
295,939	Series 3759, Class HI, IO, 4.000%, 08/15/37	44,596
780,897	Series 3772, Class IO, IO, 3.500%, 09/15/24	103,535
1,197	Series 47, Class F, 10.000%, 06/15/20	1,374
1,052	Series 99, Class Z, 9.500%, 01/15/21	1,170

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Agency CMO — Continued
	Federal Home Loan Mortgage Corp. STRIPS,
448,373	Series 233, Class 11, IO, 5.000%, 09/15/35	85,459
850,765	Series 239, Class S30, IF, IO, 7.445%, 08/15/36	137,951
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
22,320	Series T-41, Class 3A, VAR, 7.222%, 07/25/32	25,555
150,847	Series T-54, Class 2A, 6.500%, 02/25/43	164,282
69,132	Series T-54, Class 3A, 7.000%, 02/25/43	78,431
271,534	Series T-56, Class APO, PO, 05/25/43	186,272
41,430	Series T-58, Class APO, PO, 09/25/43	34,117
	Federal National Mortgage Association REMICS,
14,012	Series 1988-16, Class B, 9.500%, 06/25/18	15,826
6,368	Series 1989-83, Class H, 8.500%, 11/25/19	7,490
1,590	Series 1990-1, Class D, 8.800%, 01/25/20	1,798
8,499	Series 1990-10, Class L, 8.500%, 02/25/20	9,571
1,147	Series 1990-93, Class G, 5.500%, 08/25/20	1,238
31	Series 1990-140, Class K, HB, 652.145%, 12/25/20	459
2,922	Series 1990-143, Class J, 8.750%, 12/25/20	3,572
41,417	Series 1992-101, Class J, 7.500%, 06/25/22	43,978
21,272	Series 1992-143, Class MA, 5.500%, 09/25/22	23,028
61,395	Series 1993-146, Class E, PO, 05/25/23	54,181
154,035	Series 1993-155, Class PJ, 7.000%, 09/25/23	170,575
4,683	Series 1993-165, Class SD, IF, 11.708%, 09/25/23	5,668
23,351	Series 1993-165, Class SK, IF, 12.500%, 09/25/23	26,277
10,044	Series 1993-167, Class GA, 7.000%, 09/25/23	10,252
212,307	Series 1993-203, Class PL, 6.500%, 10/25/23	231,978
20,327	Series 1993-205, Class H, PO, 09/25/23	17,807
1,402,189	Series 1993-223, Class PZ, 6.500%, 12/25/23	1,543,080
187,153	Series 1993-225, Class UB, 6.500%, 12/25/23	199,532
5,169	Series 1993-230, Class FA, VAR, 0.881%, 12/25/23	5,198
424,857	Series 1993-250, Class Z, 7.000%, 12/25/23	453,459
34,669	Series 1993-257, Class C, PO, 06/25/23	34,225
499,358	Series 1994-37, Class L, 6.500%, 03/25/24	560,904
4,445,670	Series 1994-72, Class K, 6.000%, 04/25/24	4,849,364
35,740	Series 1995-2, Class Z, 8.500%, 01/25/25	40,449
83,206	Series 1995-19, Class Z, 6.500%, 11/25/23	93,199
9,442	Series 1996-59, Class J, 6.500%, 08/25/22	10,338
36,312	Series 1996-59, Class K, 6.500%, 07/25/23	37,405
281,491	Series 1997-20, Class IB, IO, VAR, 1.840%, 03/25/27	12,577
30,513	Series 1997-39, Class PD, 7.500%, 05/20/27	33,810
68,090	Series 1997-46, Class PL, 6.000%, 07/18/27	74,472
166,961	Series 1997-61, Class ZC, 7.000%, 02/25/23	184,559
56,605	Series 1998-36, Class ZB, 6.000%, 07/18/28	62,154
71,340	Series 1998-43, Class SA, IF, IO, 15.253%, 04/25/23	26,774
98,922	Series 1998-46, Class GZ, 6.500%, 08/18/28	109,637
221,089	Series 1998-58, Class PC, 6.500%, 10/25/28	241,856
442,770	Series 1999-39, Class JH, IO, 6.500%, 08/25/29	86,257
12,145	Series 2000-52, Class IO, IO, 8.500%, 01/25/31	2,839
184,325	Series 2001-4, Class PC, 7.000%, 03/25/21	199,202
152,413	Series 2001-30, Class PM, 7.000%, 07/25/31	169,682
735,154	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	149,780
211,763	Series 2001-36, Class DE, 7.000%, 08/25/31	236,174
29,599	Series 2001-44, Class PD, 7.000%, 09/25/31	32,951
105,850	Series 2001-52, Class XN, 6.500%, 11/25/15	113,768
377,899	Series 2001-61, Class Z, 7.000%, 11/25/31	421,492
131,864	Series 2001-69, Class PG, 6.000%, 12/25/16	141,337
93,854	Series 2001-71, Class QE, 6.000%, 12/25/16	100,632

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Agency CMO — Continued
21,106	Series 2001-80, Class PE, 6.000%, 07/25/29	21,604
63,916	Series 2002-1, Class HC, 6.500%, 02/25/22	67,504
17,716	Series 2002-1, Class SA, HB, IF , 24.377%, 02/25/32	24,614
142,643	Series 2002-2, Class UC, 6.000%, 02/25/17	152,422
158,324	Series 2002-3, Class OG, 6.000%, 02/25/17	169,771
416,296	Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	14,463
188,988	Series 2002-28, Class PK, 6.500%, 05/25/32	209,314
793,511	Series 2002-62, Class ZE, 5.500%, 11/25/17	866,167
487,703	Series 2002-68, Class SH, IF, IO, 7.747%, 10/18/32	87,505
60,312	Series 2002-77, Class S, IF, 14.026%, 12/25/32	70,784
8,791	Series 2002-91, Class UH, IO, 5.500%, 06/25/22	529
500,000	Series 2002-94, Class BK, 5.500%, 01/25/18	544,533
357,108	Series 2003-7, Class A1, 6.500%, 12/25/42	413,631
293,000	Series 2003-22, Class UD, 4.000%, 04/25/33	287,808
803,468	Series 2003-35, Class MD, 5.000%, 11/25/16	813,231
250,000	Series 2003-41, Class PE, 5.500%, 05/25/23	276,626
154,684	Series 2003-44, Class IU, IO, 7.000%, 06/25/33	31,965
100,000	Series 2003-47, Class PE, 5.750%, 06/25/33	108,115
57,840	Series 2003-64, Class SX, IF, 13.097%, 07/25/33	59,968
93,709	Series 2003-66, Class PA, 3.500%, 02/25/33	96,976
647,059	Series 2003-68, Class LC, 3.000%, 07/25/22	661,050
169,118	Series 2003-68, Class QP, 3.000%, 07/25/22	172,510
129,417	Series 2003-71, Class DS, IF, 7.119%, 08/25/33	120,405
374,761	Series 2003-71, Class IM, IO, 5.500%, 12/25/31	41,178
358,787	Series 2003-80, Class SY, IF, IO, 7.400%, 06/25/23	40,906
3,600,000	Series 2003-81, Class MC, 5.000%, 12/25/32	3,865,807
593,978	Series 2003-82, Class VB, 5.500%, 08/25/33	648,546
66,323	Series 2003-91, Class SD, IF, 12.084%, 09/25/33	74,438
136,395	Series 2003-106, Class US, IF, 8.701%, 11/25/23	136,691
459,439	Series 2003-116, Class SB, IF, IO, 7.351%, 11/25/33	73,124
2,901,667	Series 2003-128, Class DY, 4.500%, 01/25/24	3,062,919
64,846	Series 2003-130, Class SX, IF, 11.146%, 01/25/34	72,136
94,294	Series 2003-132, Class OA, PO, 08/25/33	81,059
1,850,000	Series 2004-2, Class OE, 5.000%, 05/25/23	1,980,396
200,402	Series 2004-4, Class QM, IF, 13.701%, 06/25/33	226,664
124,188	Series 2004-10, Class SC, HB, IF , 27.602%, 02/25/34	172,106
90,306	Series 2004-14, Class SD, IF, 8.701%, 03/25/34	86,310
125,582	Series 2004-21, Class CO, PO, 04/25/34	92,619
85,439	Series 2004-22, Class A, 4.000%, 04/25/19	88,363
262,205	Series 2004-36, Class SA, IF, 18.839%, 05/25/34	333,496
194,719	Series 2004-46, Class SK, IF, 15.814%, 05/25/34	219,290
40,574	Series 2004-51, Class SY, IF, 13.741%, 07/25/34	46,095
150,029	Series 2004-61, Class SK, IF, 8.500%, 11/25/32	167,247
1,144,393	Series 2004-75, Class VK, 4.500%, 09/25/22	1,205,595
200,000	Series 2004-76, Class CL, 4.000%, 10/25/19	210,050
40,717	Series 2004-92, Class JO, PO, 12/25/34	40,627
121,609	Series 2005-28, Class JA, 5.000%, 04/25/35	122,247
383,045	Series 2005-45, Class DC, HB, IF , 23.395%, 06/25/35	544,991
29,173	Series 2005-47, Class AN, 5.000%, 12/25/16	29,266
169,815	Series 2005-52, Class PA, 6.500%, 06/25/35	183,798
853,000	Series 2005-68, Class BC, 5.250%, 06/25/35	926,536
551,762	Series 2005-84, Class XM, 5.750%, 10/25/35	599,176
700,000	Series 2005-110, Class MN, 5.500%, 06/25/35	769,387
141,626	Series 2006-22, Class AO, PO, 04/25/36	116,973
101,380	Series 2006-46, Class SW, HB, IF , 23.284%, 06/25/36	137,454
303,920	Series 2006-59, Class QO, PO, 01/25/33	272,940

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Agency CMO — Continued
342,707	Series 2006-110, Class PO, PO, 11/25/36	282,159
710,046	Series 2006-117, Class GS, IF, IO, 6.401%, 12/25/36	102,673
405,154	Series 2007-7, Class SG, IF, IO, 6.251%, 08/25/36	57,712
1,065,636	Series 2007-53, Class SH, IF, IO, 5.851%, 06/25/37	127,420
454,080	Series 2007-88, Class VI, IF, IO, 6.290%, 09/25/37	63,880
719,841	Series 2007-100, Class SM, IF, IO, 6.200%, 10/25/37	104,754
746,742	Series 2008-1, Class BI, IF, IO, 5.660%, 02/25/38	92,715
284,980	Series 2008-16, Class IS, IF, IO, 5.951%, 03/25/38	35,817
367,643	Series 2008-46, Class HI, IO, VAR, 6.717%, 06/25/38	34,007
265,117	Series 2008-53, Class CI, IF, IO, 6.950%, 07/25/38	40,586
792,969	Series 2009-112, Class ST, IF, IO, 6.001%, 01/25/40	96,255
444,548	Series 2010-35, Class SB, IF, IO, 6.171%, 04/25/40	59,819
4,525	Series G92-15, Class Z, 7.000%, 01/25/22	4,546
4,065	Series G92-42, Class Z, 7.000%, 07/25/22	4,486
104,252	Series G92-44, Class ZQ, 8.000%, 07/25/22	117,610
48,399	Series G92-54, Class ZQ, 7.500%, 09/25/22	53,960
3,025	Series G92-59, Class F, VAR, 2.184%, 10/25/22	3,029
8,208	Series G92-61, Class Z, 7.000%, 10/25/22	8,970
18,198	Series G92-66, Class KA, 6.000%, 12/25/22	19,842
86,070	Series G92-66, Class KB, 7.000%, 12/25/22	95,116
24,117	Series G93-1, Class KA, 7.900%, 01/25/23	27,166
25,225	Series G93-17, Class SI, IF, 6.000%, 04/25/23	26,215
	Federal National Mortgage Association STRIPS,
48,617	Series 329, Class 1, PO, 01/01/33	41,842
208,628	Series 365, Class 8, IO, 5.500%, 05/01/36	41,837
	Federal National Mortgage Association Whole Loan,
87,285	Series 1999-W1, Class PO, PO, 02/25/29	72,026
445,853	Series 1999-W4, Class A9, 6.250%, 02/25/29	472,795
786,037	Series 2002-W7, Class A4, 6.000%, 06/25/29	870,536
528,215	Series 2003-W1, Class 1A1, VAR, 6.399%, 12/25/42	611,821
67,441	Series 2003-W1, Class 2A, VAR, 7.279%, 12/25/42	76,652
88,620	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	105,541
	Government National Mortgage Association,
72,255	Series 1994-3, Class PQ, 7.488%, 07/16/24	82,977
312,377	Series 1994-7, Class PQ, 6.500%, 10/16/24	348,719
75,957	Series 1996-16, Class E, 7.500%, 08/16/26	85,433
72,182	Series 1997-8, Class PN, 7.500%, 05/16/27	80,843
174,619	Series 1998-22, Class PD, 6.500%, 09/20/28	189,215
82,365	Series 1998-26, Class K, 7.500%, 09/17/25	93,489
55,573	Series 1999-17, Class L, 6.000%, 05/20/29	60,326
66,671	Series 1999-41, Class Z, 8.000%, 11/16/29	75,988
44,047	Series 1999-44, Class PC, 7.500%, 12/20/29	49,602
54,381	Series 1999-44, Class ZG, 8.000%, 12/20/29	61,971
38,089	Series 2000-6, Class Z, 7.500%, 02/20/30	42,286
63,347	Series 2000-14, Class PD, 7.000%, 02/16/30	68,826
252,900	Series 2000-21, Class Z, 9.000%, 03/16/30	289,681
29,579	Series 2000-26, Class Z, 7.750%, 09/20/30	33,520
4,473	Series 2000-36, Class IK, IO, 9.000%, 11/16/30	1,057
780,399	Series 2000-36, Class PB, 7.500%, 11/16/30	879,873
56,134	Series 2000-37, Class B, 8.000%, 12/20/30	64,218
14,415	Series 2000-38, Class AH, 7.150%, 12/20/30	16,361
40,985	Series 2001-4, Class SJ, IF, IO, 7.896%, 01/19/30	10,591
2,111,721	Series 2001-10, Class PE, 6.500%, 03/16/31 (m)	2,330,826
306,043	Series 2001-22, Class PS, HB, IF , 20.349%, 03/17/31	415,796
109,161	Series 2001-36, Class S, IF, IO, 7.796%, 08/16/31	24,360
275,383	Series 2001-53, Class SR, IF, IO, 7.896%, 10/20/31	37,911
147,530	Series 2001-64, Class MQ, 6.500%, 12/20/31	156,461

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Agency CMO — Continued
1,000,000	Series 2001-64, Class PB, 6.500%, 12/20/31	1,086,702
19,631	Series 2002-24, Class SB, IF, 11.545%, 04/16/32	21,448
93,137	Series 2002-54, Class GB, 6.500%, 08/20/32	103,097
64,051	Series 2003-4, Class NI, IO, 5.500%, 01/20/32	4,298
12,006	Series 2003-24, Class PO, PO, 03/16/33	10,095
3,478,984	Series 2003-59, Class XA, IO, VAR, 1.767%, 06/16/34	154,517
1,527,520	Series 2003-75, Class BE, 6.000%, 04/16/28	1,549,524
182,566	Series 2003-76, Class LS, IF, IO, 6.946%, 09/20/31	15,724
649,186	Series 2004-11, Class SW, IF, IO, 5.246%, 02/20/34	69,988
55,756	Series 2004-28, Class S, IF, 18.965%, 04/16/34	68,578
934,003	Series 2004-62, Class VA, 5.500%, 07/20/15	983,711
558,686	Series 2007-45, Class QA, IF, IO, 6.387%, 07/20/37	71,283
492,180	Series 2007-76, Class SA, IF, IO, 6.276%, 11/20/37	58,548
445,768	Series 2008-2, Class MS, IF, IO, 6.906%, 01/16/38	60,350
347,257	Series 2008-55, Class SA, IF, IO, 5.947%, 06/20/38	40,159
275,169	Series 2009-6, Class SA, IF, IO, 5.847%, 02/16/39	32,233
797,946	Series 2009-6, Class SH, IF, IO, 5.786%, 02/20/39	91,991
485,104	Series 2009-14, Class KI, IO, 6.500%, 03/20/39	75,943
326,946	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	53,228
1,060,654	Series 2009-22, Class SA, IF, IO, 6.017%, 04/20/39	115,244
1,072,504	Series 2009-31, Class ST, IF, IO, 6.096%, 03/20/39	127,430
1,072,504	Series 2009-31, Class TS, IF, IO, 6.046%, 03/20/39	124,844
1,255,183	Series 2009-64, Class SN, IF, IO, 5.847%, 07/16/39	149,222
303,830	Series 2009-79, Class OK, PO, 11/16/37	263,946
639,688	Series 2009-102, Class SM, IF, IO, 6.146%, 06/16/39	72,566
1,360,987	Series 2009-106, Class ST, VAR, 5.747%, 02/20/38	158,484
455,467	Series 2010-130, Class CP, 7.000%, 10/16/40	515,754
929,475	NCUA Guaranteed Notes, Series 2010-C1, Class APT, 2.650%, 10/29/20	914,319
	Vendee Mortgage Trust,
94,760	Series 1994-1, Class 1, VAR, 5.627%, 02/15/24	101,115
218,920	Series 1996-1, Class 1Z, 6.750%, 02/15/26	246,859
119,769	Series 1996-2, Class 1Z, 6.750%, 06/15/26	134,282
433,840	Series 1997-1, Class 2Z, 7.500%, 02/15/27	496,758
120,184	Series 1998-1, Class 2E, 7.000%, 03/15/28	137,494

		87,604,456

	Non-Agency CMO — 10.8%
7,390	Adjustable Rate Mortgage Trust, Series 2004-1, Class 9A2, VAR, 1.050%, 01/25/35	7,302
200,000	American General Mortgage Loan Trust, Series 2009-1, Class A7, VAR, 5.750%, 09/25/48 (e)	203,424
500,000	American Home Mortgage Investment Trust, Series 2005-3, Class 2A4, VAR, 2.089%, 09/25/35	237,239
	Banc of America Alternative Loan Trust,
191,985	Series 2003-9, Class 1CB2, 5.500%, 11/25/33	196,425
314,167	Series 2004-5, Class 3A3, PO, 06/25/34	182,975
90,452	Series 2004-6, Class 15PO, PO, 07/25/19	65,739
	Banc of America Funding Corp.,
125,864	Series 2003-1, Class APO, PO, 05/20/33	99,742
93,021	Series 2004-1, Class PO, PO, 03/25/34	74,417
716,121	Series 2005-6, Class 2A7, 5.500%, 10/25/35	699,219
121,486	Series 2005-7, Class 30PO, PO, 11/25/35	79,123
347,236	Series 2005-E, Class 4A1, VAR, 2.830%, 03/20/35	340,328
	Banc of America Mortgage Securities, Inc.,
34,552	Series 2003-8, Class APO, PO, 11/25/33	26,871
200,000	Series 2004-3, Class 1A26, 5.500%, 04/25/34	205,277
33,650	Series 2004-4, Class APO, PO, 05/25/34	26,863
581,982	Series 2004-5, Class 2A2, 5.500%, 06/25/34	574,251
250,000	Series 2004-6, Class 2A5, PO, 07/25/34	169,491
122,339	Series 2004-6, Class APO, PO, 07/25/34	95,514
263,352	Series 2004-7, Class 1A19, PO, 08/25/34	216,106

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Non-Agency CMO — Continued
257,854	Series 2004-J, Class 3A1, VAR, 5.097%, 11/25/34	238,396
1,064,874	Series 2005-5, Class 1A26, IO, 5.500%, 06/25/35	49,943
	Bear Stearns Adjustable Rate Mortgage Trust,
115,326	Series 2003-7, Class 3A, VAR, 2.830%, 10/25/33	113,493
221,588	Series 2005-5, Class A1, VAR, 2.290%, 08/25/35	213,016
577,295	Series 2006-1, Class A1, VAR, 2.520%, 02/25/36	534,004
252,628	Citicorp Mortgage Securities, Inc., Series 2004-5, Class 2A5, 4.500%, 08/25/34	261,058
	Citigroup Mortgage Loan Trust, Inc.,
22,341	Series 2003-UP3, Class A3, 7.000%, 09/25/33	22,532
84,360	Series 2003-UST1, Class A1, 5.500%, 12/25/18	85,119
30,020	Series 2003-UST1, Class PO1, PO, 12/25/18	25,113
23,177	Series 2003-UST1, Class PO3, PO, 12/25/18	20,144
140,565	Series 2005-1, Class 2A1A, VAR, 2.720%, 04/25/35	94,400
	Countrywide Alternative Loan Trust,
128,522	Series 2002-8, Class A4, 6.500%, 07/25/32	135,480
48,489	Series 2003-J1, Class PO, PO, 10/25/33	41,634
1,659,303	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	1,675,584
173,080	Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	177,062
149,513	Series 2005-5R, Class A1, 5.250%, 12/25/18	151,952
892,491	Series 2005-20CB, Class 3A8, IF, IO, 4.501%, 07/25/35	98,569
49,207	Series 2005-26CB, Class A10, IF, 12.598%, 07/25/35	48,939
1,155,942	Series 2005-28CB, Class 1A4, 5.500%, 08/25/35	930,559
600,000	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	510,557
1,499,211	Series 2005-22T1, Class A2, IF, IO, 4.821%, 06/25/35	127,210
1,461,726	Series 2005-J1, Class 1A4, IF, IO, 4.850%, 02/25/35	138,091
200,000	Series 2007-21CB, Class 1A5, 6.000%, 09/25/37 (f) (i)	82,191
	Countrywide Home Loan Mortgage Pass-Through Trust,
339,505	Series 2003-26, Class 1A6, 3.500%, 08/25/33	324,291
28,922	Series 2003-34, Class A11, 5.250%, 09/25/33	28,909
108,890	Series 2003-44, Class A6, PO, 10/25/33	100,520
75,633	Series 2003-J7, Class 4A3, IF, 9.451%, 08/25/18	77,661
121,491	Series 2004-7, Class 2A1, VAR, 2.378%, 06/25/34	111,345
75,625	Series 2004-HYB1, Class 2A, VAR, 2.886%, 05/20/34	67,161
99,260	Series 2004-HYB3, Class 2A, VAR, 2.638%, 06/20/34	82,531
268,012	Series 2004-J8, Class 1A2, 4.750%, 11/25/19	272,150
67,189	Series 2004-J8, Class POA, PO, 11/25/19	56,506
500,000	Series 2005-16, Class A23, 5.500%, 09/25/35	490,029
497,530	Series 2005-22, Class 2A1, VAR, 3.085%, 11/25/35	394,133
34,431	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-5, Class 5P, PO, 08/25/19	29,669
344,837	First Horizon Alternative Mortgage Securities, Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	263,648
	First Horizon Asset Securities, Inc.,
50,853	Series 2003-3, Class 1A4, 3.900%, 05/25/33	50,888
115,708	Series 2004-AR7, Class 2A1, VAR, 2.742%, 02/25/35	112,401
300,000	Series 2004-AR7, Class 2A2, VAR, 2.742%, 02/25/35	270,071
274,401	Series 2005-AR1, Class 2A2, VAR, 2.752%, 04/25/35	267,416
	GMAC Mortgage Corp. Loan Trust,
258,677	Series 2003-AR1, Class A4, VAR, 3.404%, 10/19/33	258,992
272,114	Series 2004-J5, Class A7, 6.500%, 01/25/35	282,189
650,000	Series 2005-AR3, Class 3A4, VAR, 3.219%, 06/19/35	561,768
	GSR Mortgage Loan Trust,
534,385	Series 2004-6F, Class 1A2, 5.000%, 05/25/34	533,366
794,152	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	840,134
131,134	Series 2004-10F, Class 2A1, 5.000%, 08/25/19	134,352
70,911	Series 2004-13F, Class 3A3, 6.000%, 11/25/34	69,669
2,135,988	Indymac Index Mortgage Loan Trust, Series 2005-AR11, Class A7, IO, VAR, 0.266%, 08/25/35	13,884
	MASTR Adjustable Rate Mortgages Trust,
174,327	Series 2004-13, Class 2A1, VAR, 2.820%, 04/21/34	169,845

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Non-Agency CMO — Continued
639,387	Series 2004-13, Class 3A6, VAR, 2.899%, 11/21/34	640,382
	MASTR Alternative Loans Trust,
222,178	Series 2003-9, Class 8A1, 6.000%, 01/25/34	222,413
523,831	Series 2004-4, Class 10A1, 5.000%, 05/25/24	533,380
338,203	Series 2004-6, Class 7A1, 6.000%, 07/25/34	341,624
46,254	Series 2004-7, Class 30PO, PO, 08/25/34	35,943
295,710	Series 2004-8, Class 6A1, 5.500%, 09/25/19	301,237
311,389	Series 2004-10, Class 1A1, 4.500%, 09/25/19	316,958
	MASTR Asset Securitization Trust,
94,115	Series 2003-12, Class 15, PO, 12/25/18	79,434
143,118	Series 2004-6, Class 15PO, PO, 05/25/19	118,381
112,168	Series 2004-8, Class PO, PO, 08/25/19	92,771
234,487	Series 2004-10, Class 15, PO, 10/25/19	194,070
443,003	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	287,952
88,915	MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.569%, 02/25/35	71,280
79,196	Nomura Asset Acceptance Corp., Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	80,111
641,558	PHH Alternative Mortgage Trust, Series 2007-2, Class 2X, IO, 6.000%, 05/25/37	108,587
	Residential Accredit Loans, Inc.,
148,408	Series 2002-QS8, Class A5, 6.250%, 06/25/17	150,728
913,780	Series 2003-QR19, Class CB4, 5.750%, 10/25/33	899,807
36,245	Series 2003-QS3, Class A2, IF, 15.951%, 02/25/18	38,797
110,942	Series 2003-QS3, Class A8, IF, IO, 7.351%, 02/25/18	12,498
262,030	Series 2003-QS9, Class A3, IF, IO, 7.301%, 05/25/18	36,530
347,089	Series 2003-QS14, Class A1, 5.000%, 07/25/18	358,447
105,144	Series 2003-QS18, Class A1, 5.000%, 09/25/18	108,464
37,761	Residential Asset Securitization Trust, Series 2003-A14, Class A1, 4.750%, 02/25/19	39,211
217,604	Residential Funding Mortgage Securities I, Series 2005-SA4, Class 1A1, VAR, 3.240%, 09/25/35	170,748
9,638	SACO I, Inc. (Bear Stearns), Series 1997-2, Class 1A5, 7.000%, 08/25/36 (e)	9,964
	Salomon Brothers Mortgage Securities VII, Inc.,
175,282	Series 2003-HYB1, Class A, VAR, 3.199%, 09/25/33	176,662
12,521	Series 2003-UP2, Class PO1, PO, 12/25/18	9,344
400,000	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 4.941%, 06/25/34	388,111
	Structured Asset Securities Corp.,
169,643	Series 2003-8, Class 1A2, 5.000%, 04/25/18	174,668
222,944	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	226,800
103,453	Series 2004-20, Class 1A3, 5.250%, 11/25/34	104,426
	WaMu Mortgage Pass-Through Certificates,
38,721	Series 2003-AR8, Class A, VAR, 2.712%, 08/25/33	39,187
197,931	Series 2003-AR9, Class 1A6, VAR, 2.712%, 09/25/33	195,802
133,573	Series 2003-S4, Class 3A, 5.500%, 06/25/33	139,531
227,760	Series 2003-S8, Class A4, 4.500%, 09/25/18	229,894
372,673	Series 2003-S10, Class A5, 5.000%, 10/25/18	373,756
28,667	Series 2003-S10, Class A6, PO, 10/25/18	26,597
89,254	Series 2003-S11, Class 2A5, IF, 16.364%, 11/25/33	93,199
69,475	Series 2004-AR3, Class A2, VAR, 2.687%, 06/25/34	69,508
	Washington Mutual Alternative Mortgage Pass-Through Certificates,
2,139,083	Series 2005-2, Class 1A4, IF, IO, 4.800%, 04/25/35	208,384
756,970	Series 2005-2, Class 2A3, IF, IO, 4.750%, 04/25/35	77,629
580,829	Series 2005-3, Class CX, IO, 5.500%, 05/25/35	82,311
764,940	Series 2005-4, Class CB7, 5.500%, 06/25/35	665,950
56,809	Series 2005-4, Class DP, PO, 06/25/20	40,207
210,779	Series 2005-6, Class 2A4, 5.500%, 08/25/35	194,359
21,474	Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2002-MS12, Class A, 6.500%, 05/25/32	22,506
	Wells Fargo Mortgage-Backed Securities Trust,

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Non-Agency CMO — Continued
101,250	Series 2003-8, Class A9, 4.500%, 08/25/18	104,493
476,537	Series 2003-11, Class 1A4, 4.750%, 10/25/18	476,229
33,698	Series 2003-11, Class 1APO, PO, 10/25/18	29,049
122,422	Series 2003-15, Class 1A1, 4.750%, 12/25/18	125,963
104,748	Series 2003-K, Class 1A1, VAR, 4.454%, 11/25/33	105,095
209,497	Series 2003-K, Class 1A2, VAR, 4.454%, 11/25/33	214,469
126,134	Series 2004-7, Class 2A2, 5.000%, 07/25/19	129,950
140,041	Series 2004-EE, Class 3A1, VAR, 2.949%, 12/25/34	139,492
366,086	Series 2004-P, Class 2A1, VAR, 2.910%, 09/25/34	369,790
205,682	Series 2005-AR8, Class 2A1, VAR, 2.830%, 06/25/35	204,431
135,709	Series 2005-AR16, Class 2A1, VAR, 2.759%, 10/25/35	126,198

		25,952,587

	Total Collateralized Mortgage Obligations (Cost $108,220,866)	113,557,043

Commercial Mortgage-Backed Securities — 1.8%
	Banc of America Commercial Mortgage, Inc.,
125,000	Series 2005-3, Class A4, 4.668%, 07/10/43	131,251
125,000	Series 2005-3, Class AM, 4.727%, 07/10/43	128,082
524,499	Series 2005-6, Class ASB, VAR, 5.196%, 09/10/47	552,990
250,000	Series 2006-4, Class A4, 5.634%, 07/10/46	269,281
	Bear Stearns Commercial Mortgage Securities,
250,000	Series 2005-PWR8, Class A4, 4.674%, 06/11/41	262,678
215,873	Series 2005-PWR9, Class AAB, 4.804%, 09/11/42	224,091
360,000	Series 2006-PW11, Class A4, VAR, 5.455%, 03/11/39	391,214
84,228	Series 2006-PW14, Class A1, 5.044%, 12/11/38	85,068
	Citigroup Commercial Mortgage Trust,
100,000	Series 2005-C3, Class AM, VAR, 4.830%, 05/15/43	103,170
22,400	Series 2006-C4, Class A1, VAR, 5.733%, 03/15/49	22,379
565,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C1, Class A4, VAR, 5.441%, 02/15/39	605,896
100,000	GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	106,078
200,000	GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6, VAR, 5.396%, 08/10/38	214,232
75,000	LB-UBS Commercial Mortgage Trust, Series 2005-C1, Class A4, 4.742%, 02/15/30	78,788
277,097	Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class ASB, VAR, 4.674%, 06/12/43	288,671
6,883	Morgan Stanley Capital I, Series 2006-T23, Class A1, 5.682%, 08/12/41	6,878
400,000	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 5.983%, 08/15/39	432,493
317,121	Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A2, 4.039%, 10/15/41	317,616

	Total Commercial Mortgage-Backed Securities (Cost $3,949,476)	4,220,856

Corporate Bonds — 14.0%
Consumer Discretionary — 1.0%
	Automobiles — 0.0% (g)
60,000	Daimler Finance North America LLC, 7.300%, 01/15/12	63,023

	Household Durables — 0.0% (g)
50,000	Newell Rubbermaid, Inc., 4.700%, 08/15/20	49,345

	Media — 0.9%
	CBS Corp.,
21,000	5.750%, 04/15/20	22,211
50,000	7.875%, 07/30/30	58,043
125,000	Comcast Cable Communications LLC, 7.125%, 06/15/13	139,125
	Comcast Cable Holdings LLC,
335,000	9.800%, 02/01/12	360,220
75,000	10.125%, 04/15/22	102,042
	Comcast Corp.,
50,000	5.900%, 03/15/16	55,618
30,000	6.500%, 01/15/17	34,163
35,000	6.500%, 11/15/35	36,232
	Cox Communications, Inc.,
30,000	5.450%, 12/15/14	33,110
20,000	8.375%, 03/01/39 (e)	25,387
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
125,000	4.600%, 02/15/21	121,859
67,000	5.000%, 03/01/21	67,236
125,000	6.000%, 08/15/40	119,710
100,000	Historic TW, Inc., 9.150%, 02/01/23	131,366
75,000	NBC Universal, Inc., 5.950%, 04/01/41 (e)	71,870

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Media — Continued
	News America, Inc.,
50,000	7.250%, 05/18/18	59,630
150,000	7.300%, 04/30/28	164,946
	Time Warner Cable, Inc.,
50,000	6.750%, 07/01/18	56,801
50,000	7.300%, 07/01/38	55,357
70,000	8.250%, 02/14/14	81,390
	Time Warner Entertainment Co. LP,
50,000	8.375%, 03/15/23	61,648
25,000	8.375%, 07/15/33	30,582
150,000	10.150%, 05/01/12	164,163
	Time Warner, Inc.,
35,000	4.750%, 03/29/21	34,769
75,000	6.200%, 03/15/40	74,319
22,000	6.250%, 03/29/41	21,858

		2,183,655

	Specialty Retail — 0.1%
70,000	Home Depot, Inc., 5.400%, 03/01/16	77,407
75,000	Lowe’s Cos., Inc., 7.110%, 05/15/37	90,375
35,000	Staples, Inc., 9.750%, 01/15/14	42,020

		209,802

	Total Consumer Discretionary	2,505,825

Consumer Staples — 0.5%
	Beverages — 0.2%
	Anheuser-Busch InBev Worldwide, Inc.,
50,000	7.200%, 01/15/14	56,803
125,000	7.750%, 01/15/19	153,789
50,000	Coca-Cola Enterprises, Inc., 8.500%, 02/01/12	53,279
95,000	Diageo Capital plc, (United Kingdom), 5.750%, 10/23/17	106,489
20,000	Diageo Finance B.V., (Netherlands), 5.300%, 10/28/15	22,129
15,000	FBG Finance Ltd., (Australia), 5.125%, 06/15/15 (e)	15,924

		408,413

	Food & Staples Retailing — 0.1%
30,000	CVS Caremark Corp., 6.125%, 09/15/39	30,549
	Kroger Co. (The),
18,000	5.400%, 07/15/40	16,894
25,000	7.500%, 04/01/31	29,857
70,000	Wal-Mart Stores, Inc., 6.500%, 08/15/37	79,676

		156,976

	Food Products — 0.2%
50,000	Bunge Ltd. Finance Corp., 5.875%, 05/15/13	53,171
27,000	Bunge N.A. Finance LP, 5.900%, 04/01/17	28,658
50,000	Kellogg Co., 4.250%, 03/06/13	52,724
	Kraft Foods, Inc.,
127,000	5.375%, 02/10/20	134,080
165,000	6.125%, 02/01/18	184,447
100,000	6.875%, 02/01/38	110,868

		563,948

	Household Products — 0.0% (g)
80,771	Procter & Gamble - ESOP, 9.360%, 01/01/21	105,279

	Total Consumer Staples	1,234,616

Energy — 0.4%
	Energy Equipment & Services — 0.0% (g)
75,000	Transocean, Inc., (Cayman Islands), 6.500%, 11/15/20	82,691

	Oil, Gas & Consumable Fuels — 0.4%
100,000	Canadian Natural Resources Ltd., (Canada), 5.900%, 02/01/18	112,933
	ConocoPhillips,
25,000	5.750%, 02/01/19	28,296
120,000	6.000%, 01/15/20	137,802
150,000	Marathon Oil Corp., 6.000%, 10/01/17	168,802
60,000	Petro-Canada, (Canada), 6.800%, 05/15/38	66,574
60,000	Shell International Finance B.V., (Netherlands), 6.375%, 12/15/38	67,806
50,000	Statoil ASA, (Norway), 3.125%, 08/17/17	49,441
45,000	Suncor Energy, Inc., (Canada), 6.850%, 06/01/39	50,777
150,000	Total Capital S.A., (France), 2.300%, 03/15/16	146,077
95,000	XTO Energy, Inc., 5.750%, 12/15/13	106,303

		934,811

	Total Energy	1,017,502

Financials — 8.3%
	Capital Markets — 1.9%
	Bank of New York Mellon Corp. (The),
75,000	2.950%, 06/18/15	76,382
55,000	4.600%, 01/15/20	56,967
	BlackRock, Inc.,
80,000	3.500%, 12/10/14	83,646
130,000	5.000%, 12/10/19	136,377
65,000	6.250%, 09/15/17	74,582
100,000	Blackstone Holdings Finance Co. LLC, 5.875%, 03/15/21 (e)	97,972
50,000	Credit Suisse USA, Inc., 4.875%, 01/15/15	53,718
	Goldman Sachs Group, Inc. (The),
40,000	3.700%, 08/01/15	40,295
375,000	4.750%, 07/15/13	397,381
55,000	5.150%, 01/15/14	59,030
150,000	5.250%, 10/15/13	161,076
156,000	5.375%, 03/15/20	158,392
100,000	5.500%, 11/15/14	108,783
150,000	5.950%, 01/18/18	161,071
75,000	5.950%, 01/15/27	75,371
100,000	6.250%, 09/01/17	109,493
80,000	6.750%, 10/01/37	80,690
125,000	7.500%, 02/15/19	145,198

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Capital Markets — Continued
	Jefferies Group, Inc.,
55,000	3.875%, 11/09/15	54,881
110,000	6.450%, 06/08/27	110,426
100,000	8.500%, 07/15/19	117,970
	Lehman Brothers Holdings, Inc.,
315,000	0.000%, 11/10/09 (d)	79,931
200,000	4.800%, 03/13/14 (d)	51,250
100,000	5.750%, 05/17/13 (d)	25,625
175,000	6.625%, 01/18/12 (d)	44,844
50,000	Macquarie Group Ltd., (Australia), 7.300%, 08/01/14 (e)	55,474
	Merrill Lynch & Co., Inc.,
120,000	5.450%, 07/15/14	128,401
274,000	6.150%, 04/25/13	295,158
135,000	6.400%, 08/28/17	147,161
90,000	6.875%, 04/25/18	99,962
	Morgan Stanley,
100,000	4.200%, 11/20/14	103,240
400,000	4.750%, 04/01/14	416,807
300,000	5.300%, 03/01/13	318,860
100,000	5.625%, 09/23/19	102,134
130,000	6.250%, 08/28/17	141,295
100,000	6.750%, 04/15/11	100,244
136,000	Nomura Holdings, Inc., (Japan), 6.700%, 03/04/20	144,865

		4,614,952

	Commercial Banks — 2.1%
82,000	Bank of Nova Scotia, (Canada), 3.400%, 01/22/15	84,833
	Barclays Bank plc, (United Kingdom),
110,000	2.500%, 01/23/13	111,926
106,000	3.900%, 04/07/15	109,650
100,000	5.200%, 07/10/14	108,079
150,000	6.050%, 12/04/17 (e)	156,281
	BB&T Corp.,
50,000	3.375%, 09/25/13	52,038
110,000	3.850%, 07/27/12	113,885
100,000	3.950%, 04/29/16	103,180
50,000	4.900%, 06/30/17	52,946
75,000	Branch Banking & Trust Co., 4.875%, 01/15/13	78,994
150,000	Credit Suisse, (Switzerland), 5.000%, 05/15/13	160,139
100,000	Credit Suisse AG, (Switzerland), 5.400%, 01/14/20	100,998
350,000	Glitnir Banki HF, (Iceland) 10/15/08 (d) (e) (f) (i)	106,750
	HSBC Bank plc, (United Kingdom),
100,000	3.500%, 06/28/15 (e)	101,299
111,000	4.125%, 08/12/20 (e)	106,221
100,000	KeyCorp, 6.500%, 05/14/13	108,994
75,000	Marshall & Ilsley Corp., 5.350%, 04/01/11	75,007
	National Australia Bank Ltd., (Australia),
200,000	2.500%, 01/08/13 (e)	203,613
200,000	2.750%, 09/28/15 (e)	196,590
100,000	3.750%, 03/02/15 (e)	102,890
100,000	Nordea Bank AB, (Sweden), 1.750%, 10/04/13 (e)	99,382
	PNC Funding Corp.,
150,000	5.125%, 02/08/20	157,886
25,000	5.250%, 11/15/15	26,884
25,000	5.625%, 02/01/17	27,117
25,000	6.700%, 06/10/19	29,081
200,000	Rabobank Nederland N.V., (Netherlands), 3.200%, 03/11/15 (e)	203,473
250,000	SunTrust Banks, Inc., 6.375%, 04/01/11	250,036
	U.S. Bancorp,
90,000	2.000%, 06/14/13	91,351
100,000	7.500%, 06/01/26	110,477
	UBS AG, (Switzerland),
250,000	3.875%, 01/15/15	256,229
100,000	5.750%, 04/25/18	107,729
	Wachovia Bank N.A.,
250,000	6.000%, 11/15/17	277,575
250,000	6.600%, 01/15/38	280,833
250,000	VAR, 0.640%, 03/15/16	239,070
	Wachovia Corp.,
250,000	5.500%, 05/01/13	269,419
50,000	5.750%, 02/01/18	55,082
200,000	Wells Fargo & Co., 3.750%, 10/01/14	209,561
	Westpac Banking Corp., (Australia),
65,000	4.200%, 02/27/15	68,013
121,000	4.875%, 11/19/19	124,696

		5,118,207

	Consumer Finance — 0.5%
50,000	American Express Credit Corp., 7.300%, 08/20/13	55,908
	Capital One Financial Corp.,
65,000	5.700%, 09/15/11	66,440
185,000	6.250%, 11/15/13	203,576
50,000	6.750%, 09/15/17	57,511
	HSBC Finance Corp.,
13,000	4.750%, 07/15/13	13,866
150,000	5.000%, 06/30/15	160,733
150,000	5.250%, 01/15/14	159,597
50,000	7.350%, 11/27/32	50,810
100,000	VAR, 0.553%, 01/15/14	98,530
20,000	John Deere Capital Corp., 4.500%, 04/03/13	21,267
100,000	SLM Corp., 5.375%, 01/15/13	104,015
87,000	Toyota Motor Credit Corp., 3.200%, 06/17/15	88,445
100,000	Washington Mutual Finance Corp., 6.875%, 05/15/11	100,669

		1,181,367

	Diversified Financial Services — 2.2%
150,000	BA Covered Bond Issuer, 5.500%, 06/14/12 (e)	156,602
	Bank of America Corp.,

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Diversified Financial Services — Continued
295,000	5.650%, 05/01/18	308,299
245,000	5.750%, 12/01/17	258,135
50,000	6.500%, 08/01/16	55,331
200,000	7.375%, 05/15/14	225,865
150,000	BP Capital Markets plc, (United Kingdom), 4.742%, 03/11/21	150,280
	Caterpillar Financial Services Corp.,
80,000	5.450%, 04/15/18	88,944
100,000	6.200%, 09/30/13	111,500
100,000	7.050%, 10/01/18	120,746
50,000	7.150%, 02/15/19	61,201
	Citigroup, Inc.,
150,000	4.700%, 05/29/15	156,947
62,000	4.750%, 05/19/15	64,989
300,000	5.000%, 09/15/14	313,261
36,000	5.375%, 08/09/20	37,060
55,000	5.500%, 04/11/13	58,851
285,000	6.000%, 08/15/17	309,624
150,000	6.010%, 01/15/15	163,922
100,000	8.125%, 07/15/39	125,351
45,000	8.500%, 05/22/19	55,525
	CME Group, Inc.,
50,000	5.400%, 08/01/13	54,457
50,000	5.750%, 02/15/14	55,331
75,000	ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	84,705
	General Electric Capital Corp.,
200,000	4.750%, 09/15/14	214,332
100,000	5.250%, 10/19/12	106,050
190,000	5.500%, 01/08/20	201,023
400,000	5.625%, 05/01/18	432,448
390,000	5.875%, 02/15/12	408,047
100,000	5.875%, 01/14/38	98,727
115,000	5.900%, 05/13/14	126,929
110,000	6.000%, 06/15/12	116,483
200,000	6.750%, 03/15/32	219,768
100,000	MassMutual Global Funding II, 2.300%, 09/28/15 (e)	96,779
	National Rural Utilities Cooperative Finance Corp.,
50,000	2.625%, 09/16/12	51,124
50,000	10.375%, 11/01/18	68,269

		5,156,905

	FDIC Guaranteed Securities (~) — 0.0% (g)
105,000	Goldman Sachs Group, Inc. (The), 3.250%, 06/15/12	108,475

	Insurance — 1.2%
35,000	ACE INA Holdings, Inc., 5.600%, 05/15/15	38,356
25,000	Aflac, Inc., 6.450%, 08/15/40	25,092
60,000	Allstate Life Global Funding Trusts, 5.375%, 04/30/13	64,732
130,000	American International Group, Inc., 4.250%, 05/15/13	134,308
	AON Corp.,
23,000	3.500%, 09/30/15	23,080
18,000	6.250%, 09/30/40	18,695
300,000	ASIF Global Financing XIX, 4.900%, 01/17/13 (e)	313,500
	Berkshire Hathaway Finance Corp.,
33,000	2.450%, 12/15/15	32,791
50,000	5.400%, 05/15/18	55,051
100,000	5.750%, 01/15/40	104,715
75,000	CNA Financial Corp., 5.875%, 08/15/20	77,438
200,000	Jackson National Life Global Funding, 6.125%, 05/30/12 (e)	210,243
70,000	Liberty Mutual Group, Inc., 7.500%, 08/15/36 (e)	74,900
	Metropolitan Life Global Funding I,
120,000	2.500%, 01/11/13 (e)	122,062
100,000	2.875%, 09/17/12 (e)	101,974
100,000	5.200%, 09/18/13 (e)	107,768
100,000	Nationwide Financial Services, 6.250%, 11/15/11	103,216
250,000	New York Life Global Funding, 5.375%, 09/15/13 (e)	272,708
100,000	Pacific Life Global Funding, 5.000%, 05/15/17 (e)	101,773
400,000	Principal Life Global Funding I, 6.250%, 02/15/12 (e)	418,834
	Principal Life Income Funding Trusts,
35,000	5.100%, 04/15/14	37,501
80,000	5.300%, 04/24/13	86,077
200,000	Protective Life Secured Trusts, 4.000%, 04/01/11	200,020
25,000	Travelers Cos, Inc. (The), 5.800%, 05/15/18	27,493

		2,752,327

	Real Estate Investment Trusts (REITs) — 0.3%
	CommonWealth REIT,
75,000	5.875%, 09/15/20	76,494
100,000	6.650%, 01/15/18	109,193
92,000	HCP, Inc., 5.375%, 02/01/21	92,909
	Simon Property Group LP,
8,000	4.200%, 02/01/15	8,416
20,000	4.375%, 03/01/21	19,567
50,000	5.625%, 08/15/14	55,162
50,000	5.650%, 02/01/20	53,843
45,000	6.100%, 05/01/16	50,853
30,000	6.750%, 05/15/14	33,523
102,000	WEA Finance LLC/WT Finance Ltd., 6.750%, 09/02/19 (e)	117,037

		616,997

	Thrifts & Mortgage Finance — 0.1%
75,000	Countrywide Financial Corp., 6.250%, 05/15/16	80,069
250,000	Stadshypotek AB, (Sweden), 1.450%, 09/30/13 (e)	249,423

		329,492

	Total Financials	19,878,722

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Health Care — 0.2%
	Biotechnology — 0.1%
	Amgen, Inc.,
25,000	4.500%, 03/15/20	25,554
40,000	5.700%, 02/01/19	44,709
82,000	5.750%, 03/15/40	83,512

		153,775

	Health Care Equipment & Supplies — 0.0% (g)
10,000	Baxter International, Inc., 4.000%, 03/01/14	10,600

	Health Care Providers & Services — 0.0% (g)
30,000	Medco Health Solutions, Inc., 2.750%, 09/15/15	29,690
	WellPoint, Inc.,
13,000	5.875%, 06/15/17	14,582
9,000	7.000%, 02/15/19	10,667

		54,939

	Pharmaceuticals — 0.1%
35,000	AstraZeneca plc, (United Kingdom), 5.400%, 06/01/14	39,006
50,000	GlaxoSmithKline Capital, Inc., 4.375%, 04/15/14	53,849
80,000	Novartis Capital Corp., 4.125%, 02/10/14	85,550

		178,405

	Total Health Care	397,719

Industrials — 0.4%
	Aerospace & Defense — 0.0% (g)
10,771	Systems 2001 AT LLC, (Cayman Islands), 7.156%, 12/15/11 (e)	11,021

	Airlines — 0.0% (g)
32,000	American Airlines 2011-1 Class A Pass-Through Trust, 5.250%, 01/31/21	31,040
55,000	Delta Air Lines 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	55,000

		86,040

	Commercial Services & Supplies — 0.1%
55,000	Allied Waste North America, Inc., 6.875%, 06/01/17	59,950
43,000	Waste Management, Inc., 4.750%, 06/30/20	43,672

		103,622

	Industrial Conglomerates — 0.2%
	General Electric Co.,
250,000	5.000%, 02/01/13	266,352
65,000	5.250%, 12/06/17	70,785
50,000	Tyco International Finance S.A., (Luxembourg), 8.500%, 01/15/19	64,504

		401,641

	Machinery — 0.0% (g)
25,000	Parker Hannifin Corp., 5.500%, 05/15/18	28,000

	Road & Rail — 0.1%
	Burlington Northern Santa Fe LLC,
25,000	3.600%, 09/01/20	23,713
100,000	5.650%, 05/01/17	111,349
35,000	5.750%, 05/01/40	35,445
25,000	CSX Corp., 7.375%, 02/01/19	30,214
35,000	Ryder System, Inc., 3.600%, 03/01/16	35,360
35,000	United Parcel Service of America, Inc., 8.375%, 04/01/20	46,030

		282,111

	Total Industrials	912,435

Information Technology — 0.6%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
80,000	5.500%, 02/22/16	89,825
75,000	5.900%, 02/15/39	77,825

		167,650

	Computers & Peripherals — 0.2%
	Dell, Inc.,
128,000	2.300%, 09/10/15	125,140
25,000	7.100%, 04/15/28	28,224
	Hewlett-Packard Co.,
85,000	2.950%, 08/15/12	87,350
75,000	4.750%, 06/02/14	81,552
	International Business Machines Corp.,
50,000	6.220%, 08/01/27	57,536
100,000	8.000%, 10/15/38	135,958

		515,760

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
10,000	3.375%, 11/01/15	9,848
25,000	6.000%, 04/01/20	26,458
85,000	6.875%, 07/01/13	92,769

		129,075

	IT Services — 0.0% (g)
50,000	HP Enterprise Services LLC, 7.450%, 10/15/29	62,655

	Office Electronics — 0.1%
	Pitney Bowes, Inc.,
75,000	4.875%, 08/15/14	78,628
80,000	5.000%, 03/15/15	85,024
50,000	Xerox Corp., 6.750%, 02/01/17	57,408

		221,060

	Software — 0.1%
75,000	Microsoft Corp., 1.625%, 09/25/15	72,611
	Oracle Corp.,
50,000	5.250%, 01/15/16	55,583
50,000	5.750%, 04/15/18	55,989
100,000	6.500%, 04/15/38	112,155

		296,338

	Total Information Technology	1,392,538

Materials — 0.3%
	Chemicals — 0.2%
	Dow Chemical Co. (The),
110,000	6.000%, 10/01/12	117,695

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Chemicals — Continued
30,000	7.375%, 11/01/29	35,903
	E.l. du Pont de Nemours & Co.,
58,000	1.950%, 01/15/16	55,834
25,000	4.900%, 01/15/41	23,296
80,000	Monsanto Co., 7.375%, 08/15/12	86,738
50,000	Potash Corp. of Saskatchewan, Inc., (Canada), 4.875%, 03/01/13	53,338
	PPG Industries, Inc.,
14,000	5.500%, 11/15/40	13,640
50,000	9.000%, 05/01/21	64,599
90,000	Praxair, Inc., 5.250%, 11/15/14	100,522

		551,565

	Metals & Mining — 0.1%
	BHP Billiton Finance USA Ltd., (Australia),
40,000	5.400%, 03/29/17	44,576
80,000	6.500%, 04/01/19	94,460
	Rio Tinto Finance USA Ltd., (Australia),
12,000	3.500%, 11/02/20	11,186
60,000	8.950%, 05/01/14	72,183

		222,405

	Total Materials	773,970

Telecommunication Services — 1.1%
	Diversified Telecommunication Services — 1.0%
7,000	AT&T Corp., 8.000%, 11/15/31	8,770
	AT&T, Inc.,
125,000	4.950%, 01/15/13	133,138
205,000	5.350%, 09/01/40 (e)	183,628
100,000	5.500%, 02/01/18	109,160
70,000	5.600%, 05/15/18	76,851
70,000	5.800%, 02/15/19	77,755
45,000	6.300%, 01/15/38	45,356
100,000	BellSouth Corp., 5.200%, 09/15/14	109,337
225,096	BellSouth Telecommunications, Inc., 6.300%, 12/15/15	241,012
200,000	GTE Corp., 6.840%, 04/15/18	231,131
	Telecom Italia Capital S.A., (Luxembourg),
50,000	4.950%, 09/30/14	52,091
130,000	5.250%, 11/15/13	137,273
	Telefonica Emisiones S.A.U., (Spain),
100,000	5.855%, 02/04/13	106,603
25,000	5.877%, 07/15/19	26,289
19,000	Telefonica Emisiones SAU, (Spain), 5.462%, 02/16/21	19,241
44,000	TELUS Corp., (Canada), 8.000%, 06/01/11	44,525
90,000	Verizon Communications, Inc., 6.400%, 02/15/38	94,296
200,000	Verizon Global Funding Corp., 7.750%, 12/01/30	240,896
150,000	Verizon Maryland, Inc., 7.150%, 05/01/23	160,708
100,000	Verizon Pennsylvania, Inc., 8.350%, 12/15/30	115,854
100,000	Verizon Virginia, Inc., 4.625%, 03/15/13	105,462

		2,319,376

	Wireless Telecommunication Services — 0.1%
45,000	New Cingular Wireless Services, Inc., 8.125%, 05/01/12	48,433
	Rogers Communications, Inc., (Canada),
70,000	6.375%, 03/01/14	78,515
50,000	6.800%, 08/15/18	58,452
50,000	Vodafone Group plc, (United Kingdom), 5.000%, 09/15/15	54,172

		239,572

	Total Telecommunication Services	2,558,948

Utilities — 1.2%
	Electric Utilities — 0.9%
25,000	Alabama Power Co., 6.125%, 05/15/38	27,306
	Carolina Power & Light Co.,
100,000	5.125%, 09/15/13	108,529
25,000	5.300%, 01/15/19	27,320
100,000	CenterPoint Energy Houston Electric LLC, 5.750%, 01/15/14	109,622
40,000	Columbus Southern Power Co., 6.050%, 05/01/18	45,022
38,000	Consolidated Edison Co. of New York, Inc., 5.700%, 06/15/40	39,559
	Duke Energy Carolinas LLC,
39,000	4.300%, 06/15/20	39,430
75,000	5.100%, 04/15/18	81,910
75,000	5.625%, 11/30/12	80,343
75,000	6.250%, 01/15/12	78,338
60,000	Duke Energy Indiana, Inc., 6.350%, 08/15/38	66,546
	Exelon Generation Co. LLC,
78,000	4.000%, 10/01/20	71,311
29,000	5.750%, 10/01/41	26,601
	Florida Power & Light Co.,
30,000	5.950%, 10/01/33	32,060
30,000	5.950%, 02/01/38	32,286
	Georgia Power Co.,
37,000	4.750%, 09/01/40	33,134
25,000	5.950%, 02/01/39	26,562
40,000	Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	42,034
25,000	Northern States Power Co., 6.250%, 06/01/36	28,322
	Oncor Electric Delivery Co. LLC,
15,000	5.950%, 09/01/13	16,364
30,000	6.800%, 09/01/18	34,194
75,000	Pacific Gas & Electric Co., 5.625%, 11/30/17	83,297
75,000	Potomac Electric Power Co., 6.500%, 11/15/37	85,781
35,000	Progress Energy, Inc., 4.400%, 01/15/21	34,740
	PSEG Power LLC,

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Electric Utilities — Continued
37,000	5.125%, 04/15/20	37,726
65,000	7.750%, 04/15/11	65,183
18,000	Public Service Co. of Colorado, 3.200%, 11/15/20	16,731
175,000	Public Service Co. of Oklahoma, 6.625%, 11/15/37	192,717
	Public Service Electric & Gas Co.,
28,000	5.375%, 11/01/39	27,625
25,000	6.330%, 11/01/13	27,897
30,000	Southwestern Public Service Co., 8.750%, 12/01/18	37,505
	Spectra Energy Capital LLC,
45,000	7.500%, 09/15/38	52,770
50,000	8.000%, 10/01/19	60,794
	Virginia Electric and Power Co.,
140,000	5.100%, 11/30/12	148,895
50,000	5.400%, 04/30/18	54,904
70,000	5.950%, 09/15/17	80,116
70,000	6.350%, 11/30/37	78,604

		2,132,078

	Gas Utilities — 0.2%
	AGL Capital Corp.,
30,000	4.450%, 04/15/13	31,623
46,000	5.875%, 03/15/41	45,903
25,000	CenterPoint Energy Resources Corp., 6.125%, 11/01/17	27,752
100,000	NGPL PipeCo LLC, 7.119%, 12/15/17 (e)	111,733
	TransCanada PipeLines Ltd., (Canada),
50,000	4.000%, 06/15/13	52,849
50,000	6.500%, 08/15/18	58,267
50,000	7.125%, 01/15/19	60,486

		388,613

	Multi-Utilities — 0.1%
75,000	KCP&L Greater Missouri Operations Co., 11.875%, 07/01/12	83,661
	Sempra Energy,
100,000	6.500%, 06/01/16	114,130
40,000	8.900%, 11/15/13	46,535

		244,326

	Water Utilities — 0.0% (g)
100,000	American Water Capital Corp., 6.085%, 10/15/17	112,254

	Total Utilities	2,877,271

	Total Corporate Bonds (Cost $32,702,254)	33,549,546

Foreign Government Securities — 0.2%
	Province of Ontario, (Canada),
75,000	2.700%, 06/16/15	76,431
200,000	2.950%, 02/05/15	206,667
100,000	United Mexican States, (Mexico), 6.625%, 03/03/15	113,700

	Total Foreign Government Securities (Cost $376,011)	396,798

Mortgage Pass-Through Securities — 6.2%
	Federal Home Loan Mortgage Corp.,
105,636	ARM, 2.353%, 01/01/27	110,200
171,753	ARM, 2.356%, 03/01/35	180,230
32,894	ARM, 2.522%, 04/01/30	34,697
186,986	ARM, 2.625%, 04/01/34	193,646
124,884	ARM, 5.965%, 01/01/37	133,429
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
57,379	4.500%, 08/01/18	60,713
92,534	5.000%, 12/01/13 - 04/01/14	96,910
24,772	5.500%, 03/01/14	26,767
10,344	6.000%, 04/01/14	11,229
286,214	6.500%, 06/01/14 - 02/01/19	310,916
65,416	7.000%, 01/01/17	67,779
12,261	8.500%, 11/01/15	13,866
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
62,486	6.000%, 12/01/22	68,680
115,411	6.500%, 11/01/22	127,579
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
192,634	5.500%, 10/01/33	206,928
569,275	6.000%, 04/01/26 - 02/01/39	620,363
676,563	6.500%, 11/01/25 - 11/01/34	764,223
115,716	7.000%, 04/01/35	133,219
9,503	8.500%, 07/01/28	11,352
130,699	Federal Home Loan Mortgage Corp. Gold Pools, Other, 7.000%, 07/01/29	144,855
	Federal Home Loan Mortgage Corp., 30 Year, Single Family,
37,456	10.000%, 01/01/20 - 09/01/20	43,263
1,583	12.000%, 07/01/19	1,830
	Federal National Mortgage Association,
517,627	ARM, 2.021%, 01/01/35	541,087
3,096	ARM, 2.073%, 03/01/19	3,179
37,572	ARM, 2.387%, 04/01/34	39,400
125,631	ARM, 2.438%, 01/01/34	131,561
118,622	ARM, 2.470%, 05/01/35	124,120
128,669	ARM, 2.548%, 04/01/33	134,807
141,794	ARM, 2.609%, 07/01/33	148,515
159,979	ARM, 2.655%, 10/01/34	167,926
198,504	ARM, 3.494%, 08/01/34	208,058
8,813	ARM, 3.969%, 03/01/29	9,061
	Federal National Mortgage Association, 15 Year, Single Family,
244,234	3.500%, 09/01/18 - 05/01/19	252,012
50,703	4.000%, 07/01/18	53,080
401,479	4.500%, 07/01/18 - 05/01/23	422,531
37,033	5.000%, 06/01/18	39,651
471,561	5.500%, 04/01/22	510,632
320,376	6.000%, 04/01/13 - 09/01/22	349,897
113,278	6.500%, 05/01/13 - 08/01/20	124,442
36,731	8.000%, 11/01/12 - 01/01/16	37,647
	Federal National Mortgage Association, 20 Year, Single Family,

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Mortgage Pass-Through Securities — Continued
135,633	4.500%, 01/01/25	143,060
774,165	5.000%, 11/01/23	826,960
207,621	6.500%, 03/01/19 - 12/01/22	229,737
	Federal National Mortgage Association, 30 Year, FHA/VA,
46,289	8.500%, 10/01/26 - 06/01/30	54,069
91,193	9.000%, 04/01/25	107,890
	Federal National Mortgage Association, 30 Year, Single Family,
337,849	3.000%, 09/01/31	309,852
457,744	4.500%, 04/01/38 - 05/01/39	466,757
381,592	5.000%, 09/01/35	401,591
200,776	5.500%, 01/01/38 - 06/01/38	215,067
221,704	6.000%, 01/01/29 - 03/01/33	244,965
1,072,141	6.500%, 09/01/25 - 11/01/36	1,207,126
5,829	7.000%, 08/01/32	6,718
47,895	7.500%, 03/01/30 - 08/01/30	55,606
182,238	8.000%, 03/01/27 - 11/01/28	212,401
	Federal National Mortgage Association, Other,
109,139	4.000%, 09/01/13	111,588
496,036	4.130%, 07/01/20	498,967
161,142	4.500%, 11/01/14	170,767
410,891	5.500%, 09/01/33 - 04/01/38	438,344
139,839	6.000%, 09/01/28	154,407
223,498	6.500%, 10/01/35	250,489
22,811	7.500%, 02/01/13	24,311
17,903	8.500%, 08/01/27	20,975
	Government National Mortgage Association II, 30 Year, Single Family,
5,288	7.500%, 12/20/26	6,116
106,907	8.000%, 11/20/26 - 01/20/27	125,235
3,430	8.500%, 05/20/25	4,082
	Government National Mortgage Association II,
699,208	ARM, 2.500%, 07/20/34 - 09/20/34	721,873
20,438	Government National Mortgage Association, 15 Year, Single Family, 8.000%, 01/15/16	22,297
	Government National Mortgage Association, 30 Year, Single Family,
226,111	6.000%, 05/15/37 - 10/15/38	249,628
268,760	6.500%, 03/15/28 - 12/15/38	303,357
47,675	7.000%, 12/15/25 - 06/15/33	55,256
24,999	7.500%, 05/15/23 - 09/15/28	29,011
28,976	8.000%, 09/15/22 - 10/15/27	34,020
9,482	9.000%, 11/15/24	11,116
308,813	9.500%, 10/15/24	364,057

	Total Mortgage Pass-Through Securities (Cost $13,893,879)	14,737,975

Municipal Bonds — 0.1%
	Illinois — 0.0% (g)
160,000	State of Illinois, Taxable Pension, Series 2003, GO, 5.100%, 06/01/33	129,413

	New York — 0.1%
30,000	New York State Dormitory Authority, Build America Bonds, Rev., 5.600%, 03/15/40	28,204
130,000	Port Authority of New York & New Jersey, Taxable Construction 164th, Rev., 5.647%, 11/01/40	125,065

		153,269

	Total Municipal Bonds (Cost $319,213)	282,682

Supranational — 0.0% (g)
50,000	Corp. Andina de Fomento, 5.200%, 05/21/13 (Cost $49,946)	53,310

U.S. Government Agency Securities — 9.8%
	Federal Home Loan Mortgage Corp.,
30,000	4.875%, 06/13/18	33,357
125,000	5.125%, 10/18/16	140,426
	Federal National Mortgage Association,
3,000,000	Zero Coupon, 10/09/19	2,038,125
495,000	2.750%, 03/13/14	514,495
150,000	4.875%, 12/15/16	167,053
6,000,000	Federal National Mortgage Association Interest STRIPS, Zero Coupon, 09/23/20	4,020,276
630,000	Federal National Mortgage Association Principal STRIPS, Zero Coupon, 03/23/28	269,740
	Financing Corp., Principal STRIPS,
2,000,000	Zero Coupon, 11/02/18	1,535,576
8,000,000	Zero Coupon, 12/06/18	6,111,048
100,000	Zero Coupon, 09/26/19	73,060
4,000,000	Residual Funding Corp., Principal Strip, Zero Coupon, 07/15/20	2,804,628
2,000,000	Resolution Funding Corp. Interest STRIPS, Zero Coupon, 01/15/20	1,438,566
33,000	Tennessee Valley Authority, 4.625%, 09/15/60	30,575
5,000,000	Tennessee Valley Authority STRIPS, Zero Coupon, 07/15/16	4,229,325

	Total U.S. Government Agency Securities (Cost $19,552,960)	23,406,250

U.S. Treasury Obligations — 17.0%
	U.S. Treasury Bonds,
415,000	4.375%, 02/15/38	408,192
75,000	4.500%, 05/15/38	75,223
230,000	5.000%, 05/15/37	249,909
10,000	6.375%, 08/15/27	12,659
150,000	6.750%, 08/15/26	196,055
80,000	7.250%, 08/15/22	106,850
100,000	7.500%, 11/15/16	126,695
250,000	8.000%, 11/15/21	349,141
396,000	8.125%, 08/15/19	543,788
1,255,000	8.875%, 08/15/17	1,714,644

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
U.S. Treasury Obligations — Continued
213,000	8.875%, 02/15/19	301,511
	U.S. Treasury Bonds STRIPS,
2,500,000	08/15/14	2,374,433
2,000,000	11/15/14	1,883,822
1,750,000	02/15/15	1,633,189
500,000	05/15/15	462,467
180,000	08/15/15	164,865
4,715,000	11/15/15	4,276,505
3,300,000	02/15/16 (m)	2,956,609
1,615,000	05/15/16	1,430,095
1,925,000	08/15/16	1,683,401
3,050,000	11/15/16	2,635,063
825,000	02/15/17	704,704
1,798,000	05/15/17	1,522,888
1,827,000	08/15/17	1,523,912
2,900,000	11/15/17	2,391,743
50,000	02/15/18	40,728
270,000	02/15/19	210,440
280,000	02/15/19	217,172
100,000	05/15/19	76,588
400,000	08/15/19	302,252
10,000,000	05/15/20	7,275,730
50,000	05/15/20	36,154
300,000	11/15/21	198,625
10,000	11/15/24	5,551
100,000	05/15/26	50,674
250,000	05/15/27	119,731
200,000	11/15/27	93,122
50,000	08/15/28	22,350
200,000	02/15/30	82,449
50,000	11/15/32	17,887
50,000	02/15/35	15,890
300,000	U.S. Treasury Inflation Indexed Bond, 3.625%, 04/15/28	526,808
170,000	U.S. Treasury Inflation Indexed Note, 1.375%, 07/15/18	184,857
	U.S. Treasury Notes,
10,000	1.500%, 12/31/13	10,095
742,000	3.125%, 05/15/19	741,942
200,000	3.250%, 12/31/16	207,859
545,000	4.750%, 08/15/17	610,911

	Total U.S. Treasury Obligations (Cost $37,163,021)	40,776,178

SHARES
Short-Term Investment — 1.9%
	Investment Company — 1.9%
4,442,578	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.120% (b) (l) (Cost $4,442,578)	4,442,578

	Total Investments — 99.7% (Cost $223,606,697)	238,245,044
	Other Assets in Excess of Liabilities — 0.3%	708,234

	NET ASSETS — 100.0%	$238,953,278

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ARM	—	Adjustable Rate Mortgage
CMO	—	Collateralized Mortgage Obligation
ESOP	—	Employee Stock Ownership Program
FHA	—	Federal Housing Administration
GO	—	General Obligation
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of March 31, 2011. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMICS	—	Real Estate Mortgage Investment Conduits
Rev.	—	Revenue
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of March 31, 2011.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of March 31, 2011.

(~)	Securities are guaranteed by the Federal Deposit Insurance Corporation (FDIC) under its Temporary Liquidity Guarantee Program (TLGP). Under this program, the FDIC guarantees,with the full faith and credit of the U.S. government, the payment of principal and interest. The expiration of the FDIC’s guarantee is the earlier of the maturity date of the debt or December 31, 2012.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	Defaulted Security.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The portfolio owns fair valued securities with a value of $188,941 which amounts to 0.1% of total investments.
(g)	Amount rounds to less than 0.1%.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	The rate shown is the current yield as of March 31, 2011.
(m)	All or portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$19,496,791
Aggregate gross unrealized depreciation	(4,858,444)
Net unrealized appreciation/depreciation	$14,638,347

Federal income tax cost of investments	$223,606,697

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$2,821,828	$—	$2,821,828
Collateralized Mortgage Obligations	—	113,474,852	82,191	113,557,043
Commercial Mortgage-Backed Securities	—	4,220,856	—	4,220,856
Corporate Bonds
Consumer Discretionary	—	2,505,825	—	2,505,825
Consumer Staples	—	1,234,616	—	1,234,616
Energy	—	1,017,502	—	1,017,502
Financials	—	19,771,972	106,750	19,878,722
Health Care	—	397,719	—	397,719
Industrials	—	912,435	—	912,435
Information Technology	—	1,392,538	—	1,392,538
Materials	—	773,970	—	773,970
Telecommunication Services	—	2,558,948	—	2,558,948
Utilities	—	2,877,271	—	2,877,271

Total Corporate Bonds	—	33,442,796	106,750	33,549,546

Foreign Government Securities	—	396,798	—	396,798
Mortgage Pass-Through Securities	—	14,737,975	—	14,737,975
Municipal Bonds	—	282,682	—	282,682
Supranational	—	53,310	—	53,310
U.S. Government Agency Securities	—	23,406,250	—	23,406,250
U.S. Treasury Obligations	—	40,776,178	—	40,776,178
Short-Term Investment
Investment Company	4,442,578	—	—	4,442,578

Total Investments in Securities	$4,442,578	$233,613,525	$188,941	$238,245,044

There were no transfers between Levels 1 and 2 during the period ended March 31, 2011.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 12/31/10	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 03/31/11
Investments in Securities
Collateralized Mortgage Obligations	$243,052	$—	$34,215	$78	$—	$—	$—	$(195,154)	$82,191
Corporate Bonds — Financials	104,125	—	2,625	—	—	—	—	—	106,750

Total	$347,177	$—	$36,840	$78	$—	$—	$—	$(195,154)	$188,941

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

Transfers into, and out of, Level 3 are valued using values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at March 31, 2011, which were valued using significant unobservable inputs amounted to $36,840.

JPMorgan Insurance Trust Equity Index Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 99.7%
Consumer Discretionary — 10.4%
	Auto Components — 0.3%
1,559	Goodyear Tire & Rubber Co. (The) (a)	23,354
4,345	Johnson Controls, Inc.	180,622

		203,976

	Automobiles — 0.5%
24,267	Ford Motor Co. (a)	361,821
1,511	Harley-Davidson, Inc.	64,202

		426,023

	Distributors — 0.1%
1,011	Genuine Parts Co.	54,230

	Diversified Consumer Services — 0.1%
790	Apollo Group, Inc., Class A (a)	32,951
395	DeVry, Inc.	21,752
1,958	H&R Block, Inc. (c)	32,777

		87,480

	Hotels, Restaurants & Leisure — 1.6%
2,769	Carnival Corp.	106,219
886	Darden Restaurants, Inc.	43,529
1,917	International Game Technology	31,113
1,865	Marriott International, Inc., Class A	66,357
6,693	McDonald’s Corp.	509,270
4,786	Starbucks Corp.	176,843
1,233	Starwood Hotels & Resorts Worldwide, Inc. (c)	71,662
1,112	Wyndham Worldwide Corp.	35,373
488	Wynn Resorts Ltd.	62,098
2,999	Yum! Brands, Inc.	154,088

		1,256,552

	Household Durables — 0.4%
1,803	D.R. Horton, Inc.	21,005
984	Fortune Brands, Inc.	60,900
447	Harman International Industries, Inc.	20,928
939	Leggett & Platt, Inc.	23,005
1,031	Lennar Corp., Class A	18,682
1,864	Newell Rubbermaid, Inc.	35,658
2,157	Pulte Group, Inc. (a)	15,962
1,073	Stanley Black & Decker, Inc.	82,192
488	Whirlpool Corp.	41,656

		319,988

	Internet & Catalog Retail — 0.9%
2,286	Amazon.com, Inc. (a)	411,777
1,283	Expedia, Inc.	29,073
282	NetFlix, Inc. (a)	66,927
315	priceline.com, Inc. (a)	159,529

		667,306

	Leisure Equipment & Products — 0.1%
879	Hasbro, Inc.	41,172
2,237	Mattel, Inc.	55,769

		96,941

	Media — 3.3%
1,492	Cablevision Systems Corp., Class A	51,638
4,314	CBS Corp., Class B	108,023
17,812	Comcast Corp., Class A	440,313
5,091	DIRECTV, Class A (a)	238,259
1,806	Discovery Communications, Inc.,
	Class A (a)	72,059
1,514	Gannett Co., Inc.	23,058
3,138	Interpublic Group of Cos., Inc. (The)	39,445
1,967	McGraw-Hill Cos., Inc. (The)	77,500
14,651	News Corp., Class A	257,271
1,822	Omnicom Group, Inc.	89,387
581	Scripps Networks Interactive, Inc., Class A	29,102
2,203	Time Warner Cable, Inc.	157,162
7,011	Time Warner, Inc.	250,293
3,830	Viacom, Inc., Class B	178,172
12,183	Walt Disney Co. (The)	524,965
34	Washington Post Co. (The), Class B	14,877

		2,551,524

	Multiline Retail — 0.7%
484	Big Lots, Inc. (a)	21,020
811	Family Dollar Stores, Inc.	41,621
1,518	J.C. Penney Co., Inc.	54,511
1,876	Kohl’s Corp.	99,503
2,716	Macy’s, Inc.	65,890
1,077	Nordstrom, Inc.	48,336
279	Sears Holdings Corp. (a) (c)	23,059
4,542	Target Corp.	227,146

		581,086

	Specialty Retail — 1.9%
560	Abercrombie & Fitch Co., Class A	32,872
411	AutoNation, Inc. (a)	14,537
171	AutoZone, Inc. (a)	46,779
1,634	Bed Bath & Beyond, Inc. (a)	78,873
2,099	Best Buy Co., Inc.	60,283
1,447	CarMax, Inc. (a)	46,449
971	GameStop Corp., Class A (a)	21,867
2,798	Gap, Inc. (The)	63,403
10,513	Home Depot, Inc.	389,612
1,697	Limited Brands, Inc.	55,797
8,853	Lowe’s Cos., Inc.	233,985
905	O’Reilly Automotive, Inc. (a)	52,001
679	RadioShack Corp.	10,192
764	Ross Stores, Inc.	54,336
4,616	Staples, Inc.	89,643
811	Tiffany & Co.	49,828
2,539	TJX Cos., Inc.	126,264
821	Urban Outfitters, Inc. (a)	24,490

		1,451,211

	Textiles, Apparel & Luxury Goods — 0.5%
1,897	Coach, Inc.	98,720
2,456	NIKE, Inc., Class B	185,919
420	Polo Ralph Lauren Corp.	51,933

JPMorgan Insurance Trust Equity Index Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Textiles, Apparel & Luxury Goods — Continued
555	V.F. Corp.	54,684

		391,256

	Total Consumer Discretionary	8,087,573

Consumer Staples — 10.2%
	Beverages — 2.4%
661	Brown-Forman Corp., Class B	45,146
14,719	Coca-Cola Co. (The)	976,606
2,118	Coca-Cola Enterprises, Inc.	57,821
1,129	Constellation Brands, Inc., Class A (a)	22,896
1,437	Dr. Pepper Snapple Group, Inc.	53,399
1,019	Molson Coors Brewing Co., Class B	47,781
10,178	PepsiCo, Inc.	655,565

		1,859,214

	Food & Staples Retailing — 2.2%
2,800	Costco Wholesale Corp.	205,296
8,777	CVS Caremark Corp.	301,227
4,080	Kroger Co. (The)	97,798
2,362	Safeway, Inc.	55,601
1,361	SUPERVALU, Inc.	12,154
3,738	Sysco Corp.	103,543
5,917	Walgreen Co.	237,508
12,568	Wal-Mart Stores, Inc.	654,164
946	Whole Foods Market, Inc.	62,341

		1,729,632

	Food Products — 1.7%
4,088	Archer-Daniels-Midland Co.	147,209
1,171	Campbell Soup Co.	38,772
2,795	ConAgra Foods, Inc.	66,381
1,175	Dean Foods Co. (a)	11,750
4,079	General Mills, Inc.	149,088
2,065	H.J. Heinz Co.	100,813
992	Hershey Co. (The)	53,915
888	Hormel Foods Corp.	24,722
764	JM Smucker Co. (The)	54,542
1,616	Kellogg Co.	87,232
11,220	Kraft Foods, Inc., Class A	351,859
853	McCormick & Co., Inc. (Non-Voting)	40,799
1,312	Mead Johnson Nutrition Co.	76,004
3,993	Sara Lee Corp.	70,556
1,913	Tyson Foods, Inc., Class A	36,711

		1,310,353

	Household Products — 2.1%
883	Clorox Co.	61,872
3,168	Colgate-Palmolive Co.	255,848
2,594	Kimberly-Clark Corp.	169,310
17,968	Procter & Gamble Co. (The)	1,106,829

		1,593,859

	Personal Products — 0.2%
2,757	Avon Products, Inc.	74,549
735	Estee Lauder Cos., Inc. (The), Class A	70,825

		145,374

	Tobacco — 1.6%
13,421	Altria Group, Inc.	349,349
934	Lorillard, Inc.	88,739
11,529	Philip Morris International, Inc.	756,648
2,169	Reynolds American, Inc.	77,065

		1,271,801

	Total Consumer Staples	7,910,233

Energy — 13.2%
	Energy Equipment & Services — 2.5%
2,786	Baker Hughes, Inc.	204,576
1,570	Cameron International Corp. (a)	89,647
446	Diamond Offshore Drilling, Inc.	34,654
771	FMC Technologies, Inc. (a)	72,844
5,859	Halliburton Co.	292,012
682	Helmerich & Payne, Inc.	46,847
1,836	Nabors Industries Ltd., (Bermuda) (a)	55,778
2,701	National Oilwell Varco, Inc.	214,108
1,618	Noble Corp., (Switzerland)	73,813
810	Rowan Cos., Inc. (a)	35,786
8,731	Schlumberger Ltd.	814,253

		1,934,318

	Oil, Gas & Consumable Fuels — 10.7%
3,184	Anadarko Petroleum Corp.	260,833
2,455	Apache Corp.	321,409
669	Cabot Oil & Gas Corp.	35,437
4,219	Chesapeake Energy Corp.	141,421
12,878	Chevron Corp.	1,383,483
9,171	ConocoPhillips	732,396
1,451	Consol Energy, Inc.	77,817
2,573	Denbury Resources, Inc. (a)	62,781
2,739	Devon Energy Corp.	251,358
4,521	El Paso Corp.	81,378
1,718	EOG Resources, Inc.	203,600
957	EQT Corp.	47,754
31,810	Exxon Mobil Corp.	2,676,175
1,928	Hess Corp.	164,285
4,557	Marathon Oil Corp.	242,934
664	Massey Energy Co.	45,391
1,237	Murphy Oil Corp.	90,820
862	Newfield Exploration Co. (a)	65,521
1,127	Noble Energy, Inc.	108,925
5,215	Occidental Petroleum Corp.	544,915
1,736	Peabody Energy Corp.	124,923
747	Pioneer Natural Resources Co.	76,134
1,131	QEP Resources, Inc.	45,851
1,030	Range Resources Corp.	60,214
2,231	Southwestern Energy Co. (a)	95,866
4,161	Spectra Energy Corp.	113,096
774	Sunoco, Inc.	35,287
918	Tesoro Corp. (a)	24,630
3,650	Valero Energy Corp.	108,843
3,761	Williams Cos., Inc. (The)	117,268

		8,340,745

	Total Energy	10,275,063

JPMorgan Insurance Trust Equity Index Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Financials — 15.7%
	Capital Markets — 2.4%
1,581	Ameriprise Financial, Inc.	96,567
7,967	Bank of New York Mellon Corp. (The)	237,974
6,407	Charles Schwab Corp. (The)	115,518
1,419	E*Trade Financial Corp. (a)	22,179
594	Federated Investors, Inc., Class B (c)	15,890
930	Franklin Resources, Inc.	116,324
3,339	Goldman Sachs Group, Inc. (The)	529,131
2,953	Invesco Ltd.	75,479
1,194	Janus Capital Group, Inc.	14,889
977	Legg Mason, Inc.	35,260
9,916	Morgan Stanley	270,905
1,553	Northern Trust Corp.	78,815
3,222	State Street Corp.	144,797
1,662	T. Rowe Price Group, Inc.	110,390

		1,864,118

	Commercial Banks — 2.9%
4,456	BB&T Corp.	122,317
1,134	Comerica, Inc.	41,641
5,888	Fifth Third Bancorp	81,726
1,690	First Horizon National Corp.	18,945
5,538	Huntington Bancshares, Inc.	36,772
6,104	KeyCorp	54,204
771	M&T Bank Corp.	68,210
3,401	Marshall & Ilsley Corp.	27,174
3,371	PNC Financial Services Group, Inc.	212,339
8,069	Regions Financial Corp.	58,581
3,438	SunTrust Banks, Inc.	99,152
12,330	U.S. Bancorp	325,882
33,796	Wells Fargo & Co.	1,071,333
1,174	Zions Bancorp	27,072

		2,245,348

	Consumer Finance — 0.8%
6,711	American Express Co.	303,337
2,934	Capital One Financial Corp.	152,451
3,498	Discover Financial Services	84,372
3,380	SLM Corp. (a)	51,714

		591,874

	Diversified Financial Services — 4.1%
64,929	Bank of America Corp.	865,504
186,400	Citigroup, Inc. (a)	823,888
430	CME Group, Inc.	129,666
471	IntercontinentalExchange, Inc. (a)	58,187
25,541	JPMorgan Chase & Co. (q)	1,177,440
1,270	Leucadia National Corp.	47,676
1,280	Moody’s Corp.	43,405
961	NASDAQ OMX Group, Inc. (The) (a)	24,832
1,676	NYSE Euronext	58,945

		3,229,543

	Insurance — 3.8%
2,153	ACE Ltd., (Switzerland)	139,299
3,016	Aflac, Inc.	159,185
3,399	Allstate Corp. (The)	108,020
921	American International Group, Inc. (a) (c)	32,364
2,137	AON Corp.	113,176
641	Assurant, Inc.	24,685
11,104	Berkshire Hathaway, Inc., Class B (a)	928,628
1,894	Chubb Corp.	116,121
1,046	Cincinnati Financial Corp.	34,309
3,143	Genworth Financial, Inc., Class A (a)	42,305
2,853	Hartford Financial Services Group, Inc.	76,831
2,026	Lincoln National Corp.	60,861
2,017	Loews Corp.	86,913
3,490	Marsh & McLennan Cos., Inc.	104,037
6,769	MetLife, Inc.	302,777
2,058	Principal Financial Group, Inc.	66,082
4,234	Progressive Corp. (The)	89,464
3,118	Prudential Financial, Inc.	192,006
500	Torchmark Corp.	33,240
2,765	Travelers Cos., Inc. (The)	164,462
1,987	Unum Group	52,159
1,995	XL Group plc, (Ireland)	49,077

		2,976,001

	Real Estate Investment Trusts (REITs) — 1.5%
758	Apartment Investment & Management Co., Class A	19,306
552	AvalonBay Communities, Inc.	66,284
915	Boston Properties, Inc.	86,788
1,886	Equity Residential	106,389
2,571	HCP, Inc.	97,544
1,130	Health Care REIT, Inc.	59,257
4,365	Host Hotels & Resorts, Inc.	76,868
2,607	Kimco Realty Corp.	47,812
1,038	Plum Creek Timber Co., Inc.	45,267
3,659	ProLogis	58,471
897	Public Storage	99,486
1,905	Simon Property Group, Inc.	204,140
1,045	Ventas, Inc.	56,744
1,049	Vornado Realty Trust	91,787
3,446	Weyerhaeuser Co.	84,772

		1,200,915

	Real Estate Management & Development — 0.1%
1,868	CB Richard Ellis Group, Inc., Class A (a)	49,876

	Thrifts & Mortgage Finance — 0.1%
3,379	Hudson City Bancorp, Inc.	32,708
2,322	People’s United Financial, Inc.	29,211

		61,919

	Total Financials	12,219,594

Health Care — 11.0%
	Biotechnology — 1.3%
5,982	Amgen, Inc. (a)	319,738
1,545	Biogen Idec, Inc. (a)	113,388

JPMorgan Insurance Trust Equity Index Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Biotechnology — Continued
2,982	Celgene Corp. (a)	171,554
486	Cephalon, Inc. (a)	36,829
1,676	Genzyme Corp. (a)	127,627
5,102	Gilead Sciences, Inc. (a)	216,529

		985,665

	Health Care Equipment & Supplies — 1.9%
3,717	Baxter International, Inc.	199,863
1,418	Becton, Dickinson & Co.	112,901
9,773	Boston Scientific Corp. (a)	70,268
546	C.R. Bard, Inc.	54,223
1,431	CareFusion Corp. (a)	40,354
3,168	Covidien plc, (Ireland)	164,546
912	DENTSPLY International, Inc.	33,735
737	Edwards Lifesciences Corp. (a)	64,119
249	Intuitive Surgical, Inc. (a)	83,032
6,860	Medtronic, Inc.	269,941
2,088	St. Jude Medical, Inc.	107,031
2,159	Stryker Corp.	131,267
770	Varian Medical Systems, Inc. (a)	52,083
1,233	Zimmer Holdings, Inc. (a)	74,633

		1,457,996

	Health Care Providers & Services — 2.0%
2,467	Aetna, Inc.	92,340
1,758	AmerisourceBergen Corp.	69,547
2,244	Cardinal Health, Inc.	92,296
1,740	CIGNA Corp.	77,047
961	Coventry Health Care, Inc. (a)	30,646
616	DaVita, Inc. (a)	52,674
3,389	Express Scripts, Inc. (a)	188,462
1,081	Humana, Inc. (a)	75,605
642	Laboratory Corp. of America Holdings (a)	59,147
1,631	McKesson Corp.	128,931
2,595	Medco Health Solutions, Inc. (a)	145,735
614	Patterson Cos., Inc.	19,765
999	Quest Diagnostics, Inc.	57,662
3,117	Tenet Healthcare Corp. (a)	23,222
7,016	UnitedHealth Group, Inc.	317,123
2,409	WellPoint, Inc.	168,124

		1,598,326

	Health Care Technology — 0.0% (g)
460	Cerner Corp. (a)	51,152

	Life Sciences Tools & Services — 0.5%
2,214	Agilent Technologies, Inc. (a)	99,143
1,155	Life Technologies Corp. (a)	60,545
727	PerkinElmer, Inc.	19,098
2,506	Thermo Fisher Scientific, Inc. (a)	139,208
586	Waters Corp. (a)	50,924

		368,918

	Pharmaceuticals — 5.3%
9,928	Abbott Laboratories	486,968
1,961	Allergan, Inc.	139,270
10,921	Bristol-Myers Squibb Co.	288,642
6,535	Eli Lilly & Co.	229,836
1,835	Forest Laboratories, Inc. (a)	59,271
1,069	Hospira, Inc. (a)	59,009
17,547	Johnson & Johnson	1,039,660
19,779	Merck & Co., Inc.	652,905
2,804	Mylan, Inc. (a)	63,567
51,291	Pfizer, Inc.	1,041,720
807	Watson Pharmaceuticals, Inc. (a)	45,200

		4,106,048

	Total Health Care	8,568,105

Industrials — 11.2%
	Aerospace & Defense — 2.8%
4,723	Boeing Co. (The)	349,171
2,391	General Dynamics Corp.	183,055
806	Goodrich Corp.	68,937
5,030	Honeywell International, Inc.	300,341
311	Huntington Ingalls Industries, Inc. (a)	12,927
1,178	ITT Corp.	70,739
726	L-3 Communications Holdings, Inc.	56,853
1,840	Lockheed Martin Corp.	147,936
1,869	Northrop Grumman Corp.	117,205
920	Precision Castparts Corp.	135,406
2,308	Raytheon Co.	117,408
995	Rockwell Collins, Inc.	64,506
1,771	Textron, Inc.	48,508
5,905	United Technologies Corp.	499,858

		2,172,850

	Air Freight & Logistics — 1.0%
1,065	C.H. Robinson Worldwide, Inc.	78,948
1,361	Expeditors International of Washington, Inc.	68,240
2,021	FedEx Corp.	189,065
6,333	United Parcel Service, Inc., Class B	470,669

		806,922

	Airlines — 0.1%
4,796	Southwest Airlines Co.	60,573

	Building Products — 0.0% (g)
2,297	Masco Corp.	31,974

	Commercial Services & Supplies — 0.5%
686	Avery Dennison Corp.	28,785
811	Cintas Corp.	24,549
1,284	Iron Mountain, Inc.	40,099
1,307	Pitney Bowes, Inc.	33,577
1,325	R.R. Donnelley & Sons Co.	25,069
1,971	Republic Services, Inc.	59,209
548	Stericycle, Inc. (a)	48,591
3,050	Waste Management, Inc.	113,887

		373,766

	Construction & Engineering — 0.2%
1,133	Fluor Corp.	83,457
811	Jacobs Engineering Group, Inc. (a)	41,710
1,382	Quanta Services, Inc. (a)	30,998

		156,165

	Electrical Equipment — 0.5%
4,838	Emerson Electric Co.	282,684

JPMorgan Insurance Trust Equity Index Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Electrical Equipment — Continued
913	Rockwell Automation, Inc.	86,415
612	Roper Industries, Inc.	52,914

		422,013

	Industrial Conglomerates — 2.5%
4,566	3M Co.	426,921
68,120	General Electric Co.	1,365,806
3,039	Tyco International Ltd., (Switzerland)	136,056

		1,928,783

	Machinery — 2.5%
4,098	Caterpillar, Inc.	456,312
1,269	Cummins, Inc.	139,108
3,468	Danaher Corp.	179,989
2,701	Deere & Co.	261,700
1,197	Dover Corp.	78,691
2,184	Eaton Corp.	121,081
358	Flowserve Corp.	46,110
3,197	Illinois Tool Works, Inc.	171,743
2,114	Ingersoll-Rand plc, (Ireland)	102,127
672	Joy Global, Inc.	66,400
2,344	PACCAR, Inc.	122,709
741	Pall Corp.	42,689
1,038	Parker Hannifin Corp.	98,278
374	Snap-On, Inc.	22,463

		1,909,400

	Professional Services — 0.1%
319	Dun & Bradstreet Corp.	25,597
787	Equifax, Inc.	30,575
939	Robert Half International, Inc.	28,733

		84,905

	Road & Rail — 0.9%
2,376	CSX Corp.	186,754
2,285	Norfolk Southern Corp.	158,282
329	Ryder System, Inc.	16,647
3,150	Union Pacific Corp.	309,739

		671,422

	Trading Companies & Distributors — 0.1%
946	Fastenal Co. (c)	61,329
374	W.W. Grainger, Inc.	51,493

		112,822

	Total Industrials	8,731,595

Information Technology — 18.0%
	Communications Equipment — 2.1%
35,463	Cisco Systems, Inc.	608,191
518	F5 Networks, Inc. (a)	53,131
821	Harris Corp.	40,722
1,438	JDS Uniphase Corp. (a)	29,968
3,432	Juniper Networks, Inc. (a)	144,419
1,888	Motorola Mobility Holdings, Inc. (a)	46,067
2,160	Motorola Solutions, Inc. (a)	96,530
10,545	QUALCOMM, Inc.	578,182
2,326	Tellabs, Inc.	12,188

		1,609,398

	Computers & Peripherals — 4.4%
5,910	Apple, Inc. (a)	2,059,340
10,773	Dell, Inc. (a)	156,316
13,270	EMC Corp. (a)	352,318
13,950	Hewlett-Packard Co.	571,531
504	Lexmark International, Inc., Class A (a) (c)	18,668
2,360	NetApp, Inc. (a) (c)	113,705
1,518	SanDisk Corp. (a)	69,965
1,486	Western Digital Corp. (a)	55,413

		3,397,256

	Electronic Equipment, Instruments & Components — 0.4%
1,129	Amphenol Corp., Class A	61,406
10,044	Corning, Inc.	207,208
1,023	FLIR Systems, Inc.	35,406
1,258	Jabil Circuit, Inc.	25,701
886	Molex, Inc.	22,256

		351,977

	Internet Software & Services — 1.8%
1,201	Akamai Technologies, Inc. (a)	45,638
7,330	eBay, Inc. (a)	227,523
1,609	Google, Inc., Class A (a)	943,212
835	Monster Worldwide, Inc. (a)	13,276
1,113	VeriSign, Inc.	40,302
8,400	Yahoo!, Inc. (a)	139,860

		1,409,811

	IT Services — 3.1%
3,185	Automatic Data Processing, Inc.	163,422
1,952	Cognizant Technology Solutions Corp., Class A (a)	158,893
995	Computer Sciences Corp.	48,486
1,708	Fidelity National Information Services, Inc.	55,835
937	Fiserv, Inc. (a)	58,769
7,824	International Business Machines Corp.	1,275,860
620	MasterCard, Inc., Class A	156,066
2,065	Paychex, Inc.	64,758
1,884	SAIC, Inc. (a)	31,877
1,079	Teradata Corp. (a)	54,705
1,042	Total System Services, Inc.	18,777
3,109	Visa, Inc., Class A	228,885
4,149	Western Union Co. (The)	86,175

		2,402,508

	Office Electronics — 0.1%
8,978	Xerox Corp.	95,616

	Semiconductors & Semiconductor Equipment — 2.5%
3,693	Advanced Micro Devices, Inc. (a)	31,760
2,053	Altera Corp.	90,373
1,922	Analog Devices, Inc.	75,688
8,464	Applied Materials, Inc.	132,208
3,051	Broadcom Corp., Class A	120,148
347	First Solar, Inc. (a) (c)	55,812
35,207	Intel Corp.	710,125

JPMorgan Insurance Trust Equity Index Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Semiconductors & Semiconductor Equipment — Continued
1,073	KLA-Tencor Corp.	50,828
1,455	Linear Technology Corp.	48,932
3,952	LSI Corp. (a)	26,874
1,477	MEMC Electronic Materials, Inc. (a)	19,142
1,209	Microchip Technology, Inc.	45,954
5,502	Micron Technology, Inc. (a)	63,053
1,547	National Semiconductor Corp.	22,184
579	Novellus Systems, Inc. (a)	21,498
3,727	NVIDIA Corp. (a)	68,800
1,189	Teradyne, Inc. (a)	21,176
7,519	Texas Instruments, Inc.	259,857
1,675	Xilinx, Inc.	54,940

		1,919,352

	Software — 3.6%
3,247	Adobe Systems, Inc. (a)	107,670
1,468	Autodesk, Inc. (a)	64,753
1,146	BMC Software, Inc. (a)	57,002
2,454	CA, Inc.	59,338
1,204	Citrix Systems, Inc. (a)	88,446
1,403	Compuware Corp. (a)	16,205
2,145	Electronic Arts, Inc. (a)	41,892
1,747	Intuit, Inc. (a)	92,766
47,435	Microsoft Corp.	1,202,952
2,255	Novell, Inc. (a)	13,372
24,957	Oracle Corp.	832,815
1,238	Red Hat, Inc. (a)	56,193
759	Salesforce.com, Inc. (a)	101,387
4,896	Symantec Corp. (a)	90,772

		2,825,563

	Total Information Technology	14,011,481

Materials — 3.7%
	Chemicals — 2.1%
1,379	Air Products & Chemicals, Inc.	124,358
481	Airgas, Inc.	31,948
457	CF Industries Holdings, Inc.	62,513
7,492	Dow Chemical Co. (The)	282,823
5,912	E.l. du Pont de Nemours & Co.	324,983
454	Eastman Chemical Co.	45,091
1,493	Ecolab, Inc.	76,173
459	FMC Corp.	38,983
515	International Flavors & Fragrances, Inc.	32,085
3,443	Monsanto Co.	248,791
1,030	PPG Industries, Inc.	98,066
1,946	Praxair, Inc.	197,714
571	Sherwin-Williams Co. (The)	47,958
782	Sigma-Aldrich Corp.	49,766

		1,661,252

	Construction Materials — 0.0% (g)
828	Vulcan Materials Co. (c)	37,757

	Containers & Packaging — 0.2%
1,085	Ball Corp.	38,897
687	Bemis Co., Inc.	22,540
1,050	Owens-Illinois, Inc. (a)	31,700
1,022	Sealed Air Corp.	27,247

		120,384

	Metals & Mining — 1.2%
707	AK Steel Holding Corp.	11,156
6,817	Alcoa, Inc.	120,320
633	Allegheny Technologies, Inc.	42,867
869	Cliffs Natural Resources, Inc.	85,405
6,072	Freeport-McMoRan Copper & Gold, Inc.	337,300
3,164	Newmont Mining Corp.	172,691
2,027	Nucor Corp.	93,283
578	Titanium Metals Corp. (a)	10,739
922	United States Steel Corp. (c)	49,733

		923,494

	Paper & Forest Products — 0.2%
2,821	International Paper Co.	85,138
1,080	MeadWestvaco Corp.	32,756

		117,894

	Total Materials	2,860,781

Telecommunication Services — 3.1%
	Diversified Telecommunication Services — 2.7%
37,923	AT&T, Inc.	1,160,444
1,961	CenturyLink, Inc.	81,480
6,375	Frontier Communications Corp.	52,403
11,180	Qwest Communications International, Inc.	76,359
18,143	Verizon Communications, Inc.	699,231
3,235	Windstream Corp.	41,634

		2,111,551

	Wireless Telecommunication Services — 0.4%
2,551	American Tower Corp., Class A (a)	132,193
1,693	MetroPCS Communications, Inc. (a)	27,494
19,183	Sprint Nextel Corp. (a)	89,009

		248,696

	Total Telecommunication Services	2,360,247

Utilities — 3.2%
	Electric Utilities — 1.7%
3,084	American Electric Power Co., Inc.	108,372
8,527	Duke Energy Corp.	154,765
2,090	Edison International	76,473
1,149	Entergy Corp.	77,224
4,246	Exelon Corp.	175,105
2,683	FirstEnergy Corp.	99,513
2,700	NextEra Energy, Inc.	148,824
1,132	Northeast Utilities	39,167
1,444	Pepco Holdings, Inc.	26,931
698	Pinnacle West Capital Corp.	29,867
3,107	PPL Corp.	78,607
1,883	Progress Energy, Inc.	86,882
5,425	Southern Co.	206,747

		1,308,477

	Gas Utilities — 0.1%
292	Nicor, Inc.	15,680

JPMorgan Insurance Trust Equity Index Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Gas Utilities — Continued
687	Oneok, Inc.	45,947

		61,627

	Independent Power Producers & Energy Traders — 0.2%
4,248	AES Corp. (The) (a)	55,224
1,282	Constellation Energy Group, Inc.	39,909
1,588	NRG Energy, Inc. (a)	34,205

		129,338

	Multi-Utilities — 1.2%
1,543	Ameren Corp.	43,312
2,726	CenterPoint Energy, Inc.	47,869
1,618	CMS Energy Corp. (c)	31,778
1,873	Consolidated Edison, Inc.	94,999
3,726	Dominion Resources, Inc.	166,552
1,087	DTE Energy Co.	53,219
500	Integrys Energy Group, Inc.	25,255
1,792	NiSource, Inc.	34,371
2,542	PG&E Corp.	112,306
3,246	Public Service Enterprise Group, Inc.	102,281
730	SCANA Corp.	28,740
1,543	Sempra Energy	82,550
1,379	TECO Energy, Inc.	25,870
1,500	Wisconsin Energy Corp.	45,750
3,097	Xcel Energy, Inc.	73,987

		968,839

	Total Utilities	2,468,281

	Total Common Stocks (Cost $61,546,621)	77,492,953

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.1%
120,000	U.S. Treasury Bill, 0.114%, 05/05/11 (k) (n) (Cost $119,987)	119,988

NO. OF WARRANTS
Warrant — 0.0% (g)
Financials — 0.0% (g)
	Insurance — 0.0% (g)
492	American International Group, Inc., expiring 01/19/21 (a) (Cost $–)	5,476

SHARES
Short-Term Investment — 0.3%
	Investment Company — 0.3%
255,155	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.120% (b) (l) (m) (Cost $255,155)	255,155

Investments of Cash Collateral for Securities on Loan — 0.5%
	Investment Company — 0.5%
375,187	JPMorgan Prime Money Market Fund, Capital Shares, 0.130% (b) (l) (Cost $375,187)	375,187

	Total Investments — 100.6% (Cost $62,296,950)	78,248,759
	Liabilities in Excess of Other Assets — (0.6)%	(496,405)

	NET ASSETS — 100.0%	$77,752,354

Percentages indicated are based on net assets.

JPMorgan Insurance Trust Equity Index Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
4	E-mini S&P 500	06/17/11	$264,200	$9,441

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(g)	Amount rounds to less than 0.1%.
(k)	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of March 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.
(n)	The rate shown is the effective yield at the date of purchase.
(q)	Investment in affiliate. This security is included in an index in which the Portfolio, as an index fund, invests.

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$20,946,421
Aggregate gross unrealized depreciation	(4,994,612)

Net unrealized appreciation/depreciation	$15,951,809

Federal income tax cost of investments	$62,296,950

JPMorgan Insurance Trust Equity Index Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities#	$78,128,771	$119,988	$—	$78,248,759
Appreciation in Other Financial Instruments
Futures Contracts	$9,441	$—	$—	$9,441

There were no transfers between Levels 1 and 2 during the period ended March 31, 2011.

# Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of a U.S. Treasury Note. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Insurance Trust International Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 98.2%
	Australia — 3.9%
23,290	BHP Billiton Ltd. (m)	1,117,862
4,697	Rio Tinto Ltd. (m)	411,686

		1,529,548

	Belgium — 1.3%
8,660	Anheuser-Busch InBev N.V. (m)	493,723

	Brazil — 0.8%
4,122	Petroleo Brasileiro S.A., ADR(m)	166,652
4,830	Vale S.A., ADR (m)	161,081

		327,733

	China — 1.8%
58,000	China Life Insurance Co., Ltd., Class H (m)	216,748
522,500	Industrial & Commercial Bank of China, Class H (m)	433,189
39,000	Li Ning Co., Ltd. (m)	65,598

		715,535

	France — 13.8%
5,993	Accor S.A. (m)	269,318
19,599	AXA S.A. (m)	409,503
8,289	BNP Paribas (m)	605,965
4,648	GDF Suez (m)	189,553
4,425	Imerys S.A. (m)	324,552
6,390	Lafarge S.A. (m)	398,292
3,097	LVMH Moet Hennessy Louis Vuitton S.A. (m)	490,375
3,388	Pernod-Ricard S.A. (m)	316,337
2,240	PPR (m)	343,076
6,281	Sanofi-Aventis S.A. (m)	440,139
8,310	Societe Generale (m)	539,770
17,213	Total S.A. (m)	1,048,850

		5,375,730

	Germany — 6.0%
5,940	Bayer AG (m)	458,942
7	E.ON AG (m)	213
2,430	Fresenius Medical Care AG & Co. KGaA (m)	163,023
2,459	Linde AG (m)	388,232
8,798	SAP AG (m)	538,089
4,285	Siemens AG (m)	586,139
6,992	Symrise AG (m)	204,363

		2,339,001

	Hong Kong — 2.2%
62,000	Belle International Holdings Ltd. (m)	113,718
148,000	CNOOC Ltd. (m)	373,999
68,000	Hang Lung Properties Ltd. (m)	298,246
41,200	Sands China Ltd. (a) (m)	91,804

		877,767

	Ireland — 1.3%
40,582	WPP plc (m)	500,126

	Israel — 0.9%
6,830	Teva Pharmaceutical Industries Ltd., ADR (m)	342,661

	Italy — 1.0%
85,126	Intesa Sanpaolo S.p.A. (m)	251,129
63,199	UniCredit S.p.A. (m)	155,776

		406,905

	Japan — 18.3%
11,600	Canon, Inc. (m)	498,913
6,900	Daikin Industries Ltd. (m)	206,406
5,200	East Japan Railway Co. (m)	288,751
16,000	Honda Motor Co., Ltd. (m)	594,458
69	Japan Tobacco, Inc. (m)	249,462
21,000	Komatsu Ltd. (m)	712,439
44,000	Kubota Corp. (m)	414,042
22,500	Mitsubishi Corp. (m)	623,889
74,200	Mitsubishi UFJ Financial Group, Inc. (m)	341,888
13,000	Mitsui Fudosan Co., Ltd. (m)	213,700
3,700	Murata Manufacturing Co., Ltd. (m)	267,558
3,900	Nidec Corp. (m)	337,780
1,300	Nintendo Co., Ltd. (m)	353,483
4,600	Omron Corp. (m)	129,501
6,700	Shin-Etsu Chemical Co., Ltd. (m)	333,461
1,500	SMC Corp. (m)	246,889
30,400	Sumitomo Corp. (m)	434,453
14,200	Toyota Motor Corp. (m)	563,517
857	Yahoo! Japan Corp. (m)	306,039

		7,116,629

	Mexico — 0.6%
3,930	America Movil S.A.B. de C.V., Series L, ADR (m)	228,333

	Netherlands — 5.4%
52,943	ING Groep N.V. CVA (a) (m)	672,049
27,988	Reed Elsevier N.V. (m)	361,068
29,229	Royal Dutch Shell plc, Class A (m)	1,063,301

		2,096,418

	South Korea — 0.9%
411	Samsung Electronics Co., Ltd. (m)	348,514

	Spain — 1.6%
34,062	Banco Bilbao Vizcaya Argentaria S.A. (m)	413,262
2,569	Inditex S.A. (m)	206,138

		619,400

	Sweden — 0.7%
10,830	Atlas Copco AB, Class A (m)	287,608

	Switzerland — 11.3%
20,860	ABB Ltd. (a) (m)	500,910
10,830	Credit Suisse Group AG (m)	459,411
5,721	Holcim Ltd. (m)	429,986
14,966	Nestle S.A. (m)	857,030
11,279	Novartis AG (m)	610,769
3,273	Roche Holding AG (m)	467,271
126	SGS S.A. (m)	224,065
17,109	Xstrata plc (m)	399,180
1,675	Zurich Financial Services AG (m)	468,225

		4,416,847

	Taiwan — 0.7%
23,167	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (m)	282,174

JPMorgan Insurance Trust International Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	United Kingdom — 25.7%
9,190	Autonomy Corp. plc (a) (m)	234,184
75,397	Barclays plc (m)	338,529
36,251	BG Group plc (m)	899,949
85,073	BP plc (m)	625,039
12,280	British American Tobacco plc (m)	492,399
24,999	British Land Co. plc (m)	221,565
19,570	Burberry Group plc (m)	368,601
71,824	Centrica plc (m)	374,548
20,603	GlaxoSmithKline plc (m)	392,583
84,166	HSBC Holdings plc (m)	873,865
45,669	ICAP plc (m)	386,493
13,541	Imperial Tobacco Group plc (m)	417,826
74,680	Man Group plc (m)	294,270
50,270	Marks & Spencer Group plc (m)	271,359
36,241	Prudential plc (m)	410,418
7,238	Rio Tinto plc (m)	511,714
27,651	Standard Chartered plc (m)	717,236
67,858	Tesco plc (m)	414,522
9,040	Tullow Oil plc (m)	209,770
19,755	Unilever plc (m)	601,831
332,428	Vodafone Group plc (m)	947,357

		10,004,058

	Total Common Stocks (Cost $27,871,003)	38,308,710

Preferred Stock — 0.8%

	Germany — 0.8%
2,010	Volkswagen AG (m) (Cost $193,397)	324,862

SHARES
Short-Term Investment — 0.2%
	Investment Company — 0.2%
75,000	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (b) (l) (Cost $75,000)	75,000

	Total Investments — 99.2% (Cost $28,139,400)	38,708,572
	Other Assets in Excess of Liabilities — 0.8%	300,946

	NET ASSETS — 100.0%	$39,009,518

Percentages indicated are based on net assets.

Summary of Investments by Industry, March 31, 2011

The following table represents the portfolio investments of the Portfolio by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Commercial Banks	12.1%
Oil, Gas & Consumable Fuels	11.3
Pharmaceuticals	7.0
Metals & Mining	6.7
Machinery	4.3
Insurance	3.9
Automobiles	3.8
Food Products	3.8
Wireless Telecommunication Services	3.0
Tobacco	3.0
Construction Materials	3.0
Capital Markets	2.9
Software	2.9
Trading Companies & Distributors	2.7
Textiles, Apparel & Luxury Goods	2.4
Chemicals	2.4
Media	2.2
Electrical Equipment	2.2
Beverages	2.1
Diversified Financial Services	1.7
Semiconductors & Semiconductor Equipment	1.6
Multiline Retail	1.6
Industrial Conglomerates	1.5
Multi-Utilities	1.5
Real Estate Management & Development	1.3
Office Electronics	1.3
Food & Staples Retailing	1.1
Electronic Equipment, Instruments & Components	1.0
Others (each less than 1.0%)	5.7

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ADR	—	American Depositary Receipt
CVA	—	Dutch Certification

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of March 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

The value and percentage based on total investments of the investments that apply the fair valuation policy for the international investments are approximately $37,452,671 and 96.8%, respectively.

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,454,579
Aggregate gross unrealized depreciation	(1,885,407)
Net unrealized appreciation/depreciation	$10,569,172

Federal income tax cost of investments	$28,139,400

JPMorgan Insurance Trust International Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented in the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$1,529,548	$—	$1,529,548
Belgium	—	493,723	—	493,723
Brazil	161,081	166,652	—	327,733
China	—	715,535	—	715,535
France	—	5,375,730	—	5,375,730
Germany	—	2,339,001	—	2,339,001
Hong Kong	—	877,767	—	877,767
Ireland	—	500,126	—	500,126
Israel	—	342,661	—	342,661
Italy	—	406,905	—	406,905
Japan	—	7,116,629	—	7,116,629
Mexico	—	228,333	—	228,333
Netherlands	—	2,096,418	—	2,096,418
South Korea	—	348,514	—	348,514
Spain	—	619,400	—	619,400
Sweden	—	287,608	—	287,608
Switzerland	—	4,416,847	—	4,416,847
Taiwan	—	282,174	—	282,174
United Kingdom	—	10,004,058	—	10,004,058

Total Common Stocks	161,081	38,147,629	—	38,308,710

Preferred Stocks
Germany	—	324,862	—	324,862

Total Preferred Stocks	—	324,862	—	324,862

Short-Term Investments
Investment Companies	75,000	—	—	75,000

Total Investments in Securities	$236,081	$38,472,491	$—	$38,708,572

There were no transfers into and out of Levels 1 and 2 during the period ended March 31, 2011.

JPMorgan Insurance Trust Intrepid Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 97.7%
Consumer Discretionary — 14.9%
	Auto Components — 0.4%
3,100	TRW Automotive Holdings Corp. (a)	170,748

	Automobiles — 1.8%
39,500	Ford Motor Co. (a)	588,945
7,900	General Motors Co. (a)	245,137

		834,082

	Diversified Consumer Services — 0.4%
2,200	Weight Watchers International, Inc.	154,220

	Hotels, Restaurants & Leisure — 2.9%
4,400	Las Vegas Sands Corp. (a)	185,768
6,400	Wyndham Worldwide Corp.	203,584
6,100	Wynn Resorts Ltd.	776,225
3,200	Yum! Brands, Inc.	164,416

		1,329,993

	Household Durables — 0.7%
1,800	Stanley Black & Decker, Inc.	137,880
3,800	Tempur-Pedic International, Inc. (a)	192,508

		330,388

	Internet & Catalog Retail — 3.3%
3,700	Amazon.com, Inc. (a)	666,481
1,000	NetFlix, Inc. (a)	237,330
1,200	priceline.com, Inc. (a)	607,728

		1,511,539

	Media — 2.6%
26,800	CBS Corp., Class B	671,072
7,200	DIRECTV, Class A (a)	336,960
12,000	Gannett Co., Inc. (c)	182,760

		1,190,792

	Multiline Retail — 0.5%
8,950	Macy’s, Inc.	217,127

	Specialty Retail — 1.3%
700	AutoZone, Inc. (a)	191,492
5,500	Limited Brands, Inc.	180,840
4,600	Signet Jewelers Ltd., (Bermuda) (a)	211,692

		584,024

	Textiles, Apparel & Luxury Goods — 1.0%
2,400	Deckers Outdoor Corp. (a)	206,760
1,100	Fossil, Inc. (a)	103,015
2,500	Phillips-Van Heusen Corp.	162,575

		472,350

	Total Consumer Discretionary	6,795,263

Consumer Staples — 8.5%
	Beverages — 0.2%
5,600	Constellation Brands, Inc., Class A (a)	113,568

	Food & Staples Retailing — 2.1%
7,300	Walgreen Co.	293,022
12,750	Wal-Mart Stores, Inc.	663,637

		956,659

	Food Products — 0.8%
8,300	Smithfield Foods, Inc. (a)	199,698
7,600	Tyson Foods, Inc., Class A	145,844

		345,542

	Household Products — 1.2%
4,000	Colgate-Palmolive Co.	323,040
3,300	Kimberly-Clark Corp.	215,391

		538,431

	Personal Products — 0.5%
3,000	Herbalife Ltd., (Cayman Islands)	244,080

	Tobacco — 3.7%
3,100	Lorillard, Inc.	294,531
21,100	Philip Morris International, Inc.	1,384,793

		1,679,324

	Total Consumer Staples	3,877,604

Energy — 12.8%
	Energy Equipment & Services — 2.0%
5,300	Baker Hughes, Inc.	389,179
4,750	National Oilwell Varco, Inc.	376,532
3,300	Rowan Cos., Inc. (a)	145,794

		911,505

	Oil, Gas & Consumable Fuels — 10.8%
2,600	Apache Corp.	340,392
5,800	Chevron Corp.	623,094
3,700	ConocoPhillips	295,482
100	Devon Energy Corp.	9,177
29,700	Exxon Mobil Corp.	2,498,661
4,300	Marathon Oil Corp.	229,233
4,550	Occidental Petroleum Corp.	475,430
15,100	Valero Energy Corp.	450,282

		4,921,751

	Total Energy	5,833,256

Financials — 6.8%
	Capital Markets — 1.9%
11,100	Ameriprise Financial, Inc.	677,988
2,600	Stifel Financial Corp. (a)	186,654

		864,642

	Commercial Banks — 0.4%
7,200	SunTrust Banks, Inc.	207,648

	Consumer Finance — 1.3%
11,600	Capital One Financial Corp.	602,736

	Diversified Financial Services — 0.2%
19,500	Citigroup, Inc. (a)	86,190

	Insurance — 1.8%
6,400	Lincoln National Corp.	192,256
8,700	MetLife, Inc.	389,151
3,400	Protective Life Corp.	90,270
2,400	Prudential Financial, Inc.	147,792

		819,469

	Real Estate Investment Trusts (REITs) — 0.8%
23,400	Chimera Investment Corp.	92,664
1,950	Digital Realty Trust, Inc. (c)	113,373
1,612	Simon Property Group, Inc.	172,742

		378,779

JPMorgan Insurance Trust Intrepid Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
	Thrifts & Mortgage Finance — 0.4%
13,600	People’s United Financial, Inc.	171,088

	Total Financials	3,130,552

Health Care — 8.5%
	Biotechnology — 1.3%
2,850	Amgen, Inc. (a)	152,333
5,750	Biogen Idec, Inc. (a)	421,992

		574,325

	Health Care Equipment & Supplies — 1.9%
2,700	Cooper Cos., Inc. (The)	187,515
1,400	Hill-Rom Holdings, Inc.	53,172
5,700	Medtronic, Inc.	224,295
4,900	St. Jude Medical, Inc.	251,174
2,900	Zimmer Holdings, Inc. (a)	175,537

		891,693

	Health Care Providers & Services — 2.0%
2,600	Humana, Inc. (a)	181,844
11,600	UnitedHealth Group, Inc.	524,320
4,100	Universal Health Services, Inc., Class B	202,581

		908,745

	Health Care Technology — 0.5%
3,800	SXC Health Solutions Corp. (a)	208,240

	Life Sciences Tools & Services — 0.8%
2,700	Agilent Technologies, Inc. (a)	120,906
3,500	Illumina, Inc. (a)	245,245

		366,151

	Pharmaceuticals — 2.0%
4,900	Endo Pharmaceuticals Holdings, Inc. (a)	186,984
29,400	Pfizer, Inc.	597,114
6,450	Warner Chilcott plc, (Ireland), Class A	150,156

		934,254

	Total Health Care	3,883,408

Industrials — 11.8%
	Aerospace & Defense — 2.7%
4,400	General Dynamics Corp.	336,864
12,000	Honeywell International, Inc.	716,520
2,200	TransDigm Group, Inc. (a)	184,426

		1,237,810

	Air Freight & Logistics — 0.6%
3,800	United Parcel Service, Inc., Class B	282,416

	Airlines — 1.0%
3,000	Alaska Air Group, Inc. (a)	190,260
14,600	Delta Air Lines, Inc. (a)	143,080
5,800	United Continental Holdings, Inc. (a)	133,342

		466,682

	Commercial Services & Supplies — 0.3%
7,700	R.R. Donnelley & Sons Co.	145,684

	Construction & Engineering — 0.4%
4,700	KBR, Inc.	177,519

	Electrical Equipment — 1.0%
7,700	Emerson Electric Co.	449,911

	Industrial Conglomerates — 1.0%
10,000	Tyco International Ltd., (Switzerland)	447,700

	Machinery — 4.8%
5,100	Cummins, Inc.	559,062
2,200	Eaton Corp.	121,968
2,400	Gardner Denver, Inc.	187,272
2,000	Joy Global, Inc.	197,620
7,600	Parker Hannifin Corp.	719,568
4,300	Timken Co.	224,890
3,200	WABCO Holdings, Inc. (a)	197,248

		2,207,628

	Total Industrials	5,415,350

Information Technology — 29.2%
	Communications Equipment — 2.6%
1,700	Acme Packet, Inc. (a)	120,632
1,400	F5 Networks, Inc. (a)	143,598
3,300	Harris Corp.	163,680
10,600	QUALCOMM, Inc.	581,198
4,400	Riverbed Technology, Inc. (a)	165,660

		1,174,768

	Computers & Peripherals — 8.8%
7,805	Apple, Inc. (a)	2,719,652
10,700	Dell, Inc. (a)	155,257
22,300	EMC Corp. (a)	592,065
2,200	Lexmark International, Inc., Class A (a) (c)	81,488
4,900	NetApp, Inc. (a) (c)	236,082
4,800	SanDisk Corp. (a)	221,232

		4,005,776

	Internet Software & Services — 0.4%
5,800	IAC/InterActiveCorp. (a)	179,162

	IT Services — 6.8%
2,450	Alliance Data Systems Corp. (a)	210,431
12,350	International Business Machines Corp.	2,013,914
4,000	VeriFone Systems, Inc. (a)	219,800
33,200	Western Union Co. (The)	689,564

		3,133,709

	Office Electronics — 0.3%
14,600	Xerox Corp.	155,490

	Semiconductors & Semiconductor Equipment — 3.6%
13,500	Applied Materials, Inc.	210,870
6,000	Avago Technologies Ltd., (Singapore)	186,600
16,500	Intersil Corp., Class A (c)	205,425
11,350	Marvell Technology Group Ltd., (Bermuda) (a)	176,493
6,400	Novellus Systems, Inc. (a)	237,632
9,700	NVIDIA Corp. (a)	179,062
13,300	Xilinx, Inc.	436,240

		1,632,322

	Software — 6.7%
4,400	Fortinet, Inc. (a)	193,600
54,900	Microsoft Corp.	1,392,264

JPMorgan Insurance Trust Intrepid Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Software — Continued
44,540	Oracle Corp.	1,486,300
		3,072,164

	Total Information Technology	13,353,391

Materials — 4.7%
	Chemicals — 2.4%
3,200	E.l. du Pont de Nemours & Co.	175,904
1,000	Eastman Chemical Co.	99,320
7,800	PPG Industries, Inc.	742,638
3,700	Solutia, Inc. (a)	93,980

		1,111,842

	Metals & Mining — 2.3%
1,000	Cliffs Natural Resources, Inc.	98,280
16,700	Freeport-McMoRan Copper & Gold, Inc.	927,685

		1,025,965

	Total Materials	2,137,807

Telecommunication Services — 0.5%
	Diversified Telecommunication Services — 0.5%
5,602	CenturyLink, Inc.	232,763

	Total Common Stocks (Cost $36,762,212)	44,659,394

Short-Term Investment — 1.3%
	Investment Company — 1.3%
567,875	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.120% (b) (l) (m) (Cost $567,875)	567,875

Investments of Cash Collateral for Securities on Loan — 1.5%
	Investment Company — 1.5%
701,830	JPMorgan Prime Money Market Fund, Capital Shares, 0.130% (b) (l) (Cost $701,830)	701,830
	Total Investments — 100.5% (Cost $38,031,917)	45,929,099

	Liabilities in Excess of Other Assets — (0.5)%	(236,147)

	NET ASSETS — 100.0%	$45,692,952

Percentages indicated are based on net assets.

JPMorgan Insurance Trust Intrepid Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
15	E-mini S&P 500	06/17/11	$990,750	$16,655

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(l)	The rate shown is the current yield as of March 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,207,759
Aggregate gross unrealized depreciation	(310,577)

Net unrealized appreciation/depreciation	$7,897,182

Federal income tax cost of investments	$38,031,917

The various inputs that are used in determining the fair value of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities #	$45,929,099	$—	$—	$45,929,099
Appreciation in Other Financial Instruments
Futures Contracts	$16,655	$—	$—	$16,655

# All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers into and out of Levels 1 and 2 during the period ended March 31, 2011.

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 97.9%
Consumer Discretionary — 15.4%
	Auto Components — 1.4%
3,900	Autoliv, Inc., (Sweden) (c)	289,497
4,500	TRW Automotive Holdings Corp. (a)	247,860

		537,357

	Distributors — 0.0% (g)
300	Genuine Parts Co.	16,092

	Diversified Consumer Services — 2.2%
2,800	Apollo Group, Inc., Class A (a)	116,788
1,500	Career Education Corp. (a)	34,080
14,850	H&R Block, Inc. (c)	248,589
27,600	Service Corp. International	305,256
2,700	Weight Watchers International, Inc.	189,270

		893,983

	Hotels, Restaurants & Leisure — 1.6%
7,600	Brinker International, Inc.	192,280
900	Choice Hotels International, Inc.	34,965
12,600	Wyndham Worldwide Corp.	400,806

		628,051

	Household Durables — 2.3%
1,500	D.R. Horton, Inc.	17,475
2,450	Garmin Ltd., (Switzerland)	82,957
6,700	Jarden Corp.	238,319
6,850	Leggett & Platt, Inc.	167,825
6,300	Newell Rubbermaid, Inc.	120,519
200	NVR, Inc. (a) (c)	151,200
1,800	Stanley Black & Decker, Inc.	137,880

		916,175

	Internet & Catalog Retail — 0.3%
200	priceline.com, Inc. (a)	101,288

	Leisure Equipment & Products — 0.5%
3,050	Hasbro, Inc.	142,862
1,700	Mattel, Inc.	42,381

		185,243

	Media — 2.2%
16,800	CBS Corp., Class B	420,672
4,150	DISH Network Corp., Class A (a)	101,094
18,100	Gannett Co., Inc. (c)	275,663
500	John Wiley & Sons, Inc., Class A	25,420
1,800	McGraw-Hill Cos., Inc. (The)	70,920

		893,769

	Multiline Retail — 1.2%
250	Big Lots, Inc. (a)	10,857
11,700	Macy’s, Inc.	283,842
4,000	Nordstrom, Inc.	179,520

		474,219

	Specialty Retail — 3.7%
1,950	Advance Auto Parts, Inc.	127,959
300	AutoZone, Inc. (a)	82,068
14,400	GameStop Corp., Class A (a)	324,288
4,950	Gap, Inc. (The)	112,167
6,000	Limited Brands, Inc.	197,280
11,700	Signet Jewelers Ltd., (Bermuda) (a)	538,434
2,000	TJX Cos., Inc.	99,460

		1,481,656

	Total Consumer Discretionary	6,127,833

Consumer Staples — 4.6%

	Beverages — 1.1%
21,200	Constellation Brands, Inc., Class A (a)	429,936

	Food & Staples Retailing — 0.1%
6,700	SUPERVALU, Inc.	59,831

	Food Products — 2.1%
16,100	Corn Products International, Inc.	834,302

	Personal Products — 1.0%
4,700	Herbalife Ltd., (Cayman Islands)	382,392

	Tobacco — 0.3%
3,420	Reynolds American, Inc.	121,513

	Total Consumer Staples	1,827,974

Energy — 6.4%

	Energy Equipment & Services — 3.1%
1,401	Baker Hughes, Inc.	102,876
3,500	Cameron International Corp. (a)	199,850
800	Core Laboratories N.V., (Netherlands)	81,736
600	Diamond Offshore Drilling, Inc. (c)	46,620
1,400	Dresser-Rand Group, Inc. (a)	75,068
1,668	National Oilwell Varco, Inc.	132,222
5,800	Oil States International, Inc. (a)	441,612
400	SEACOR Holdings, Inc.	36,984
1,900	Unit Corp. (a)	117,705

		1,234,673

	Oil, Gas & Consumable Fuels — 3.3%
1,100	Alpha Natural Resources, Inc. (a)	65,307
3,500	Cimarex Energy Co.	403,340
200	Holly Corp.	12,152
2,100	Murphy Oil Corp.	154,182
3,800	Newfield Exploration Co. (a)	288,838
720	Noble Energy, Inc.	69,588
2,700	Southern Union Co.	77,274
2,000	Sunoco, Inc.	91,180
6,000	Valero Energy Corp.	178,920

		1,340,781

	Total Energy	2,575,454

Financials — 18.7%

	Capital Markets — 1.8%
5,100	Affiliated Managers Group, Inc. (a)	557,787
1,700	LPL Investment Holdings, Inc. (a)	60,877
2,100	Raymond James Financial, Inc.	80,304

		698,968

	Commercial Banks — 2.4%
650	Bank of Hawaii Corp.	31,083
1,850	BOK Financial Corp. (c)	95,608
700	City National Corp.	39,935
400	Cullen/Frost Bankers, Inc.	23,608
7,900	Fifth Third Bancorp	109,652
5,200	First Republic Bank (a)	160,732
9,500	Huntington Bancshares, Inc.	63,080

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Commercial Banks — Continued
12,200	KeyCorp	108,336
900	M&T Bank Corp.	79,623
15,800	TCF Financial Corp. (c)	250,588

		962,245

	Consumer Finance — 0.9%
15,400	Discover Financial Services	371,448

	Diversified Financial Services — 0.8%
12,050	NASDAQ OMX Group, Inc. (The) (a)	311,372

	Insurance — 5.5%
2,650	Allied World Assurance Co. Holdings Ltd., (Switzerland)	166,129
11,450	American Financial Group, Inc.	400,979
1,850	Arch Capital Group Ltd., (Bermuda) (a)	183,501
2,400	Assurant, Inc.	92,424
1,650	Axis Capital Holdings Ltd., (Bermuda)	57,618
700	Everest Re Group Ltd., (Bermuda)	61,726
13,900	Genworth Financial, Inc., Class A (a)	187,094
2,150	Hanover Insurance Group, Inc. (The)	97,288
4,500	Hartford Financial Services Group, Inc.	121,185
1,600	Lincoln National Corp.	48,064
400	PartnerRe Ltd., (Bermuda)	31,696
4,200	Principal Financial Group, Inc.	134,862
4,100	Protective Life Corp.	108,855
1,100	Reinsurance Group of America, Inc.	69,058
3,300	StanCorp Financial Group, Inc.	152,196
400	Torchmark Corp.	26,592
9,800	Unum Group	257,250

		2,196,517

	Real Estate Investment Trusts (REITs) — 6.0%
1,000	Alexandria Real Estate Equities, Inc.	77,970
1,700	AMB Property Corp.	61,149
3,600	Annaly Capital Management, Inc.	62,820
14,200	Apartment Investment & Management Co., Class A	361,674
7,400	Brandywine Realty Trust	89,836
1,400	Camden Property Trust	79,548
2,500	Chimera Investment Corp.	9,900
4,525	CommonWealth REIT	117,514
5,000	Developers Diversified Realty Corp.	70,000
2,200	Douglas Emmett, Inc. (m)	41,250
13,400	Duke Realty Corp.	187,734
2,000	Equity Residential	112,820
1,300	Federal Realty Investment Trust	106,028
4,200	Health Care REIT, Inc.	220,248
12,910	Hospitality Properties Trust	298,867
2,550	Mack-Cali Realty Corp.	86,445
3,380	Nationwide Health Properties, Inc.	143,751
600	SL Green Realty Corp. (c)	45,120
3,000	Taubman Centers, Inc.	160,740
1,100	Ventas, Inc.	59,730

		2,393,144

	Real Estate Management & Development — 0.1%
2,200	Forest City Enterprises, Inc., Class A (a)	41,426

	Thrifts & Mortgage Finance — 1.2%
8,300	BankUnited, Inc.	238,293
6,600	Hudson City Bancorp, Inc.	63,888
11,300	New York Community Bancorp, Inc.	195,038

		497,219

	Total Financials	7,472,339

Health Care — 9.4%
	Biotechnology — 1.2%
1,600	Cephalon, Inc. (a)	121,248
4,000	Dendreon Corp. (a)	149,720
4,600	Vertex Pharmaceuticals, Inc. (a)	220,478

		491,446

	Health Care Equipment & Supplies — 3.4%
11,500	Cooper Cos., Inc. (The)	798,675
6,600	Hologic, Inc. (a)	146,520
7,150	Kinetic Concepts, Inc. (a)	389,103

		1,334,298

	Health Care Providers & Services — 3.8%
3,810	Aetna, Inc.	142,608
11,600	AmerisourceBergen Corp.	458,896
45,400	Health Management Associates, Inc., Class A (a)	494,860
4,800	Humana, Inc. (a)	335,712
2,550	Omnicare, Inc.	76,475

		1,508,551

	Pharmaceuticals — 1.0%
1,850	Endo Pharmaceuticals Holdings, Inc. (a)	70,596
4,400	Mylan, Inc. (a)	99,748
10,000	Warner Chilcott plc, (Ireland), Class A	232,800

		403,144

	Total Health Care	3,737,439

Industrials — 12.5%
	Aerospace & Defense — 1.2%
400	Goodrich Corp.	34,212
267	Huntington Ingalls Industries, Inc. (a)	11,067
1,000	ITT Corp.	60,050
3,650	L-3 Communications Holdings, Inc.	285,831
1,600	Northrop Grumman Corp.	100,336

		491,496

	Airlines — 0.9%
2,000	Copa Holdings S.A., (Panama), Class A	105,600
10,400	United Continental Holdings, Inc. (a)	239,096

		344,696

	Commercial Services & Supplies — 0.9%
8,800	KAR Auction Services, Inc. (a)	134,992
2,100	Pitney Bowes, Inc.	53,949
9,930	R.R. Donnelley & Sons Co.	187,876

		376,817

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Construction & Engineering — 1.1%
6,200	KBR, Inc.	234,174
4,600	URS Corp. (a)	211,830

		446,004

	Electrical Equipment — 1.5%
4,850	Hubbell, Inc., Class B	344,495
4,300	Thomas & Betts Corp. (a)	255,721

		600,216

	Machinery — 5.4%
400	AGCO Corp. (a)	21,988
10,400	Navistar International Corp. (a)	721,032
5,400	Oshkosh Corp. (a)	191,052
6,945	Parker Hannifin Corp.	657,553
1,900	Snap-On, Inc.	114,114
1,550	SPX Corp.	123,054
5,900	Timken Co.	308,570

		2,137,363

	Marine — 0.2%
1,700	Kirby Corp. (a)	97,393

	Professional Services — 0.2%
1,900	Verisk Analytics, Inc., Class A (a)	62,244

	Road & Rail — 0.8%
2,400	CSX Corp.	188,640
2,500	Ryder System, Inc.	126,500

		315,140

	Trading Companies & Distributors — 0.3%
1,700	WESCO International, Inc. (a)	106,250

	Total Industrials	4,977,619

Information Technology — 13.6%
	Communications Equipment — 0.7%
5,500	Brocade Communications Systems, Inc. (a)	33,825
4,600	Harris Corp.	228,160

		261,985

	Computers & Peripherals — 1.5%
5,600	Lexmark International, Inc., Class A (a) (c)	207,424
2,450	QLogic Corp. (a)	45,448
2,400	SanDisk Corp. (a)	110,616
6,450	Western Digital Corp. (a)	240,520

		604,008

	Electronic Equipment, Instruments & Components — 1.5%
5,500	Arrow Electronics, Inc. (a)	230,340
7,500	Avnet, Inc. (a)	255,675
300	Tech Data Corp. (a)	15,258
6,000	Vishay Intertechnology, Inc. (a)	106,440

		607,713

	Internet Software & Services — 0.7%
9,200	IAC/InterActiveCorp. (a)	284,188

	IT Services — 3.5%
4,750	Alliance Data Systems Corp. (a)	407,977
4,700	Booz Allen Hamilton Holding Corp. (a)	84,647
4,600	Broadridge Financial Solutions, Inc.	104,374
5,100	Computer Sciences Corp.	248,523
14,538	Convergys Corp. (a)	208,766
1,900	DST Systems, Inc.	100,358
6,600	Fidelity National Information Services, Inc.	215,754
1,400	Lender Processing Services, Inc.	45,066

		1,415,465

	Office Electronics — 0.3%
11,600	Xerox Corp.	123,540

	Semiconductors & Semiconductor Equipment — 2.7%
2,400	Fairchild Semiconductor International, Inc. (a)	43,680
600	First Solar, Inc. (a) (c)	96,504
2,300	Linear Technology Corp.	77,349
24,900	LSI Corp. (a)	169,320
9,800	Marvell Technology Group Ltd., (Bermuda) (a)	152,390
9,000	Micron Technology, Inc. (a)	103,140
7,500	National Semiconductor Corp.	107,550
16,500	ON Semiconductor Corp. (a)	162,855
3,200	Teradyne, Inc. (a) (c)	56,992
3,450	Xilinx, Inc.	113,160

		1,082,940

	Software — 2.7%
5,580	BMC Software, Inc. (a)	277,549
20,800	CA, Inc.	502,944
1,200	Rovi Corp. (a)	64,380
7,300	Symantec Corp. (a)	135,342
2,800	Synopsys, Inc. (a)	77,420

		1,057,635

	Total Information Technology	5,437,474

Materials — 7.8%
	Chemicals — 3.6%
1,600	Ashland, Inc.	92,416
1,400	CF Industries Holdings, Inc.	191,506
1,950	Eastman Chemical Co.	193,674
1,000	Lubrizol Corp.	133,960
8,500	PPG Industries, Inc.	809,285

		1,420,841

	Containers & Packaging — 0.8%
7,900	Crown Holdings, Inc. (a)	304,782

	Metals & Mining — 2.5%
2,250	Cliffs Natural Resources, Inc.	221,130
2,100	Reliance Steel & Aluminum Co.	121,338
1,500	Royal Gold, Inc.	78,600
1,000	Schnitzer Steel Industries, Inc., Class A	65,010
3,850	Walter Energy, Inc.	521,405

		1,007,483

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Paper & Forest Products — 0.9%
1,800	Domtar Corp., (Canada)	165,204
6,900	International Paper Co.	208,242

		373,446

	Total Materials	3,106,552

Telecommunication Services — 2.1%
	Diversified Telecommunication Services — 0.7%
21,650	Windstream Corp.	278,636

	Wireless Telecommunication Services — 1.4%
14,900	Clearwire Corp., Class A (a) (c)	83,291
28,600	MetroPCS Communications, Inc. (a)	464,464

		547,755

	Total Telecommunication Services	826,391

Utilities — 7.4%
	Electric Utilities — 0.6%
8,600	DPL, Inc.	235,726

	Gas Utilities — 2.4%
1,600	AGL Resources, Inc.	63,744
6,095	Energen Corp.	384,716
3,600	National Fuel Gas Co.	266,400
7,750	UGI Corp.	254,975

		969,835

	Independent Power Producers & Energy Traders — 1.0%
8,000	AES Corp. (The) (a)	104,000
1,200	Constellation Energy Group, Inc.	37,356
11,300	NRG Energy, Inc. (a)	243,402

		384,758

	Multi-Utilities — 3.4%
1,950	Alliant Energy Corp.	75,914
3,300	Ameren Corp.	92,631
16,030	CenterPoint Energy, Inc.	281,487
7,000	CMS Energy Corp. (c)	137,480
1,300	DTE Energy Co.	63,648
4,550	MDU Resources Group, Inc.	104,513
6,900	Sempra Energy	369,150
11,700	TECO Energy, Inc.	219,492

		1,344,315

	Total Utilities	2,934,634

	Total Common Stocks (Cost $30,114,777)	39,023,709

PRINCIPAL AMOUNT ($)
U.S. Treasury Obligation — 0.3%
110,000	U.S. Treasury Note, 0.750%, 11/30/11 (k) (Cost $110,331)	110,383

SHARES
Short-Term Investment — 2.1%
	Investment Company — 2.1%
828,863	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.120% (b) (l) (m) (Cost $828,863)	828,863

Investments of Cash Collateral for Securities on Loan — 4.3%
	Investment Company — 4.3%
1,717,159	JPMorgan Prime Money Market Fund, Capital Shares, 0.130% (b) (l) (Cost $1,717,159)	1,717,159

	Total Investments — 104.6% (Cost $32,771,130)	41,680,114

	Liabilities in Excess of Other Assets — (4.6)%	(1,847,345)

	NET ASSETS — 100.0%	$39,832,769

Percentages indicated are based on net assets.

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
9	S&P Mid Cap 400	06/17/11	$888,300	$26,300

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(g)	Amount rounds to less than 0.1%.
(k)	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of March 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,630,439
Aggregate gross unrealized depreciation	(721,455)

Net unrealized appreciation/depreciation	$8,908,984

Federal income tax cost of investments	$32,771,130

The various inputs that are used in determining the fair value of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities #	$41,569,731	$110,383	$—	$41,680,114
Appreciation in Other Financial Instruments
Futures Contracts	$26,300	$—	$—	$26,300

There were no transfers between Levels 1 and 2 during the period ended March 31, 2011.

# All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Insurance Trust Mid Cap Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 99.1%
Consumer Discretionary — 18.3%
	Auto Components — 0.8%
23,020	Gentex Corp.	696,355

	Automobiles — 2.0%
39,600	Harley-Davidson, Inc.	1,682,604

	Diversified Consumer Services — 0.8%
12,100	Sotheby’s	636,460

	Hotels, Restaurants & Leisure — 4.0%
17,100	Cheesecake Factory, Inc. (The) (a)	514,539
13,600	Gaylord Entertainment Co. (a)	471,648
37,167	International Game Technology	603,221
26,200	MGM Resorts International (a)	344,530
4,400	Panera Bread Co., Class A (a)	558,800
14,500	Starwood Hotels & Resorts Worldwide, Inc.	842,740

		3,335,478

	Household Durables — 1.1%
19,300	Harman International Industries, Inc.	903,626

	Internet & Catalog Retail — 1.1%
1,800	priceline.com, Inc. (a)	911,592

	Media — 3.3%
28,400	Lamar Advertising Co., Class A (a)	1,049,096
20,200	Scripps Networks Interactive, Inc., Class A	1,011,818
406,700	Sirius XM Radio, Inc. (a)	675,122

		2,736,036

	Specialty Retail — 3.1%
32,100	Dick’s Sporting Goods, Inc. (a)	1,283,358
40,500	OfficeMax, Inc. (a)	524,070
14,000	O’Reilly Automotive, Inc. (a)	804,440

		2,611,868

	Textiles, Apparel & Luxury Goods — 2.1%
21,500	Coach, Inc.	1,118,860
5,500	Polo Ralph Lauren Corp.	680,075

		1,798,935

	Total Consumer Discretionary	15,312,954

Energy — 6.7%
	Energy Equipment & Services — 2.5%
20,070	Cameron International Corp. (a)	1,145,997
6,700	CARBO Ceramics, Inc.	945,504
		2,091,501
	Oil, Gas & Consumable Fuels — 4.2%
16,900	Concho Resources, Inc. (a)	1,813,370
22,170	Forest Oil Corp. (a)	838,691
10,900	Newfield Exploration Co. (a)	828,509

		3,480,570

	Total Energy	5,572,071

Financials — 9.3%
	Capital Markets — 5.8%
39,800	Invesco Ltd.	1,017,288
23,400	Lazard Ltd., (Bermuda), Class A	972,972
7,000	LPL Investment Holdings, Inc. (a)	250,670
39,320	Och-Ziff Capital Management Group LLC, Class A	641,702
17,780	T. Rowe Price Group, Inc.	1,180,948
35,210	TD AMERITRADE Holding Corp.	734,833

		4,798,413

	Commercial Banks — 1.6%
13,700	BOK Financial Corp.	708,016
16,900	Comerica, Inc.	620,568

		1,328,584

	Diversified Financial Services — 0.8%
20,500	Moody’s Corp.	695,155

	Insurance — 1.1%
17,187	AON Corp.	910,223

	Total Financials	7,732,375

Health Care — 15.5%
	Biotechnology — 1.1%
9,300	Alexion Pharmaceuticals, Inc. (a)	917,724

	Health Care Equipment & Supplies — 1.9%
17,100	Sirona Dental Systems, Inc. (a)	857,736
27,900	Thoratec Corp. (a)	723,447

		1,581,183

	Health Care Providers & Services — 6.7%
36,400	Brookdale Senior Living, Inc. (a)	1,019,200
35,200	Coventry Health Care, Inc. (a)	1,122,528
14,090	DaVita, Inc. (a)	1,204,836
16,510	Humana, Inc. (a)	1,154,709
36,600	Lincare Holdings, Inc.	1,085,556

		5,586,829

Health Care Technology — 0.8%
	Common Stocks — 99.1%
6,080	Cerner Corp. (a)	676,096

	Life Sciences Tools & Services — 2.9%
38,300	Agilent Technologies, Inc. (a)	1,715,074
9,320	Illumina, Inc. (a)	653,053

		2,368,127

	Pharmaceuticals — 2.1%
35,800	Valeant Pharmaceuticals International, Inc., (Canada)	1,783,198

	Total Health Care	12,913,157

Industrials — 19.8%
	Aerospace & Defense — 1.2%
11,900	Goodrich Corp.	1,017,807

	Airlines — 1.1%
96,900	Delta Air Lines, Inc. (a)	949,620

JPMorgan Insurance Trust Mid Cap Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Building Products — 0.9%
13,600	Lennox International, Inc.	715,088

	Commercial Services & Supplies — 1.2%
10,940	Stericycle, Inc. (a)	970,050

	Electrical Equipment — 3.7%
14,500	Hubbell, Inc., Class B	1,029,935
13,100	Rockwell Automation, Inc.	1,239,915
9,110	Roper Industries, Inc.	787,650

		3,057,500

	Industrial Conglomerates — 1.4%
26,000	Carlisle Cos., Inc.	1,158,300

	Machinery — 4.6%
12,700	AGCO Corp. (a)	698,119
18,000	Cummins, Inc.	1,973,160
17,600	Wabtec Corp.	1,193,808

		3,865,087

	Professional Services — 1.9%
10,000	IHS, Inc., Class A (a)	887,500
23,700	Robert Half International, Inc.	725,220

		1,612,720

	Road & Rail — 2.2%
50,500	Avis Budget Group, Inc. (a)	904,455
19,800	J.B. Hunt Transport Services, Inc.	899,316

		1,803,771

	Trading Companies & Distributors — 1.6%
9,700	W.W. Grainger, Inc.	1,335,496

	Total Industrials	16,485,439

Information Technology — 27.0%
	Communications Equipment — 4.9%
8,500	F5 Networks, Inc. (a)	871,845
40,000	JDS Uniphase Corp. (a)	833,600
24,100	Juniper Networks, Inc. (a)	1,014,128
14,400	Polycom, Inc. (a)	746,640
16,300	Riverbed Technology, Inc. (a)	613,695

		4,079,908

	Computers & Peripherals — 1.6%
28,000	NetApp, Inc. (a)	1,349,040

	Electronic Equipment, Instruments & Components — 2.8%
19,124	Amphenol Corp., Class A	1,040,154
37,600	TE Connectivity Ltd., (Switzerland)	1,309,232

		2,349,386

	Internet Software & Services — 0.6%
5,738	Equinix, Inc. (a)	522,732

	IT Services — 3.6%
11,900	Alliance Data Systems Corp. (a) (c)	1,022,091
34,250	CGI Group, Inc., (Canada), Class A (a)	716,853
14,600	FleetCor Technologies, Inc. (a)	476,836
13,700	VeriFone Systems, Inc. (a)	752,815

		2,968,595

	Office Electronics — 0.8%
17,500	Zebra Technologies Corp., Class A (a)	686,700

	Semiconductors & Semiconductor Equipment — 5.1%
19,360	Broadcom Corp., Class A	762,397
30,300	Marvell Technology Group Ltd., (Bermuda) (a)	471,165
23,400	Microchip Technology, Inc. (c)	889,434
23,000	Varian Semiconductor Equipment Associates, Inc. (a)	1,119,410
29,700	Xilinx, Inc.	974,160

		4,216,566

	Software — 7.6%
29,200	Adobe Systems, Inc. (a)	968,272
24,300	Autodesk, Inc. (a)	1,071,873
8,200	Citrix Systems, Inc. (a)	602,372
10,200	Concur Technologies, Inc. (a)	565,590
17,400	MICROS Systems, Inc. (a)	860,082
30,500	Nuance Communications, Inc. (a)	596,580
17,400	Red Hat, Inc. (a)	789,786
6,900	Salesforce.com, Inc. (a)	921,702

		6,376,257

	Total Information Technology	22,549,184

Materials — 2.5%
	Chemicals — 1.5%
14,500	Sherwin-Williams Co. (The)	1,217,855

	Containers & Packaging — 1.0%
13,000	Greif, Inc., Class A	850,330

	Total Materials	2,068,185

	Total Common Stocks (Cost $62,354,496)	82,633,365

Short-Term Investment — 1.1%
	Investment Company — 1.1%
882,909	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.120% (b) (l) (m) (Cost $882,909)	882,909

Investments of Cash Collateral for Securities on Loan — 0.8%
	Investment Company — 0.8%
711,000	JPMorgan Prime Money Market Fund, Capital Shares, 0.130% (b) (l) (Cost $711,000)	711,000

	Total Investments — 101.0% (Cost $63,948,405)	84,227,274
	Liabilities in Excess of Other Assets — (1.0)%	(855,709)

	NET ASSETS — 100.0%	$83,371,565

Percentages indicated are based on net assets.

JPMorgan Insurance Trust Mid Cap Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(l)	The rate shown is the current yield as of March 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$21,087,983
Aggregate gross unrealized depreciation	(809,114)

Net unrealized appreciation/depreciation	$20,278,869

Federal income tax cost of investments	$63,948,405

The various inputs that are used in determining the fair value of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities #	$84,227,274	$–	$–	$84,227,274

There were no significant transfers between Levels 1 and 2 during the period ended March 31, 2011.

# All Portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to SOI for industry specifics of the portfolio holdings.

JPMorgan Insurance Trust Mid Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 98.6%
Consumer Discretionary — 18.7%
	Distributors — 1.0%
47,540	Genuine Parts Co.	2,550,046

	Hotels, Restaurants & Leisure — 2.7%
46,541	Darden Restaurants, Inc.	2,286,559
52,586	Marriott International, Inc., Class A	1,871,010
36,500	Royal Caribbean Cruises Ltd. (a)	1,505,990
28,000	Yum! Brands, Inc.	1,438,640

		7,102,199

	Household Durables — 2.2%
71,440	Fortune Brands, Inc.	4,421,422
42,587	Jarden Corp.	1,514,819

		5,936,241

	Internet & Catalog Retail — 0.7%
83,400	Expedia, Inc.	1,889,844

	Media — 4.6%
44,420	Cablevision Systems Corp., Class A	1,537,376
108,600	CBS Corp., Class B	2,719,344
93,804	Clear Channel Outdoor Holdings, Inc., Class A (a)	1,364,848
79,200	DISH Network Corp., Class A (a)	1,929,312
154,200	Gannett Co., Inc. (c)	2,348,466
30,840	Omnicom Group, Inc.	1,513,011
1,460	Washington Post Co. (The), Class B (c)	638,838

		12,051,195

	Multiline Retail — 0.8%
24,400	Kohl’s Corp.	1,294,176
32,700	Macy’s, Inc.	793,302

		2,087,478

	Specialty Retail — 5.9%
7,950	AutoZone, Inc. (a) (c)	2,174,802
71,470	Bed Bath & Beyond, Inc. (a)	3,449,857
203,990	Gap, Inc. (The)	4,622,413
61,650	Staples, Inc.	1,197,243
31,540	Tiffany & Co.	1,937,818
42,550	TJX Cos., Inc.	2,116,011

		15,498,144

	Textiles, Apparel & Luxury Goods — 0.8%
34,500	Phillips-Van Heusen Corp.	2,243,535

	Total Consumer Discretionary	49,358,682

Consumer Staples — 5.9%
	Beverages — 1.2%
24,482	Brown-Forman Corp., Class B	1,672,120
40,000	Dr. Pepper Snapple Group, Inc.	1,486,400

		3,158,520

	Food & Staples Retailing — 1.3%
145,370	Safeway, Inc.	3,422,010

	Food Products — 2.3%
47,530	JM Smucker Co. (The)	3,393,167
40,800	Ralcorp Holdings, Inc. (a)	2,791,944

		6,185,111

	Household Products — 0.7%
24,700	Energizer Holdings, Inc. (a)	1,757,652

	Tobacco — 0.4%
10,430	Lorillard, Inc.	990,954

	Total Consumer Staples	15,514,247

Energy — 8.4%

	Oil, Gas & Consumable Fuels — 8.4%
60,840	CVR Energy, Inc. (a)	1,409,054
44,814	Devon Energy Corp.	4,112,581
149,200	El Paso Corp.	2,685,600
70,410	EQT Corp.	3,513,459
23,104	Kinder Morgan Management LLC (a)	1,515,391
42,700	Newfield Exploration Co. (a)	3,245,627
63,070	Teekay Corp., (Canada)	2,329,175
104,180	Williams Cos., Inc. (The)	3,248,333

	Total Energy	22,059,220

Financials — 23.3%

	Capital Markets — 3.0%
48,000	Ameriprise Financial, Inc.	2,931,840
70,500	Invesco Ltd.	1,801,980
26,830	Northern Trust Corp.	1,361,622
27,040	T. Rowe Price Group, Inc.	1,795,997

		7,891,439

	Commercial Banks — 5.6%
24,400	BancorpSouth, Inc.	376,980
41,100	BB&T Corp.	1,128,195
31,870	City National Corp.	1,818,183
28,440	Cullen/Frost Bankers, Inc.	1,678,529
183,700	Fifth Third Bancorp	2,549,756
114,000	Huntington Bancshares, Inc.	756,960
38,770	M&T Bank Corp.	3,429,982
53,500	SunTrust Banks, Inc.	1,542,940
62,900	Zions Bancorp	1,450,474

		14,731,999

	Insurance — 10.4%
44,800	AON Corp.	2,372,608
17,800	Arch Capital Group Ltd., (Bermuda) (a)	1,765,582
51,139	Cincinnati Financial Corp.	1,677,359
113,980	Loews Corp.	4,911,398
202,174	Old Republic International Corp.	2,565,588
85,882	OneBeacon Insurance Group Ltd., Class A	1,161,984
52,650	Principal Financial Group, Inc.	1,690,592
21,900	Torchmark Corp.	1,455,912
72,700	Transatlantic Holdings, Inc.	3,538,309
117,810	W.R. Berkley Corp.	3,794,660
101,700	XL Group plc, (Ireland)	2,501,820

		27,435,812

	Real Estate Investment Trusts (REITs) — 2.7%
47,700	HCP, Inc.	1,809,738
35,072	Kimco Realty Corp.	643,220
59,620	Regency Centers Corp.	2,592,278

JPMorgan Insurance Trust Mid Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Real Estate Investment Trusts (REITs) — Continued
23,444	Vornado Realty Trust	2,051,350

		7,096,586

	Real Estate Management & Development — 0.6%
97,680	Brookfield Properties Corp.	1,730,890

	Thrifts & Mortgage Finance — 1.0%
42,400	Capitol Federal Financial, Inc.	477,848
165,880	People’s United Financial, Inc.	2,086,770

		2,564,618

	Total Financials	61,451,344

Health Care — 6.0%
	Health Care Equipment & Supplies — 0.9%
29,060	Becton, Dickinson & Co.	2,313,757
	Health Care Providers & Services — 5.1%
56,200	AmerisourceBergen Corp.	2,223,272
39,969	Community Health Systems, Inc. (a) (c)	1,598,360
58,850	Coventry Health Care, Inc. (a)	1,876,727
34,300	Humana, Inc. (a)	2,398,942
142,975	Lincare Holdings, Inc.	4,240,639
49,500	VCA Antech, Inc. (a)	1,246,410

		13,584,350

	Total Health Care	15,898,107

Industrials — 9.1%
	Aerospace & Defense — 1.5%
31,280	Alliant Techsystems, Inc.	2,210,558
22,300	L-3 Communications Holdings, Inc.	1,746,313

		3,956,871

	Commercial Services & Supplies — 2.1%
183,130	Republic Services, Inc.	5,501,225

	Electrical Equipment — 3.4%
48,900	AMETEK, Inc.	2,145,243
36,840	Cooper Industries plc	2,390,916
22,700	Regal-Beloit Corp.	1,675,941
31,400	Roper Industries, Inc.	2,714,844

		8,926,944

	Industrial Conglomerates — 1.0%
60,440	Carlisle Cos., Inc.	2,692,602

	Machinery — 1.1%
48,800	Snap-On, Inc.	2,930,928

	Total Industrials	24,008,570

Information Technology — 6.1%
	Electronic Equipment, Instruments & Components — 3.4%
44,540	Amphenol Corp., Class A	2,422,531
61,910	Arrow Electronics, Inc. (a)	2,592,791
113,880	TE Connectivity Ltd., (Switzerland)	3,965,301

		8,980,623

	IT Services — 1.2%
90,290	Jack Henry & Associates, Inc.	3,059,928

	Semiconductors & Semiconductor Equipment — 0.5%
34,000	Analog Devices, Inc.	1,338,920

	Software — 1.0%
97,400	Synopsys, Inc. (a)	2,693,110

	Total Information Technology	16,072,581

Materials — 7.6%
	Chemicals — 5.2%
29,200	Airgas, Inc.	1,939,464
57,646	Albemarle Corp.	3,445,501
32,130	PPG Industries, Inc.	3,059,097
29,530	Sherwin-Williams Co. (The)	2,480,225
41,750	Sigma-Aldrich Corp.	2,656,970

		13,581,257

	Containers & Packaging — 2.4%
115,060	Ball Corp.	4,124,901
33,700	Rock-Tenn Co., Class A (c)	2,337,095

		6,461,996

	Total Materials	20,043,253

Telecommunication Services — 2.0%
	Diversified Telecommunication Services — 1.0%
65,390	CenturyLink, Inc.	2,716,954

	Wireless Telecommunication Services — 1.0%
83,490	Telephone & Data Systems, Inc.	2,464,625

	Total Telecommunication Services	5,181,579

Utilities — 11.5%
	Electric Utilities — 1.8%
39,600	Northeast Utilities	1,370,160
124,220	Westar Energy, Inc.	3,281,893

		4,652,053

	Gas Utilities — 3.8%
92,390	Energen Corp.	5,831,657
62,620	Oneok, Inc.	4,188,025

		10,019,682

	Multi-Utilities — 5.9%
225,240	CMS Energy Corp.	4,423,714
60,500	NSTAR	2,799,335
26,400	Sempra Energy	1,412,400
107,300	Wisconsin Energy Corp.	3,272,650
154,380	Xcel Energy, Inc.	3,688,138

		15,596,237

	Total Utilities	30,267,972

	Total Common Stocks (Cost $188,401,808)	259,855,555

Short-Term Investment — 1.4%
	Investment Company — 1.4%
3,628,402	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (b) (l) (m) (Cost $3,628,402)	3,628,402

JPMorgan Insurance Trust Mid Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Investments of Cash Collateral for Securities on Loan — 1.2%
	Investment Company — 1.2%
3,181,625	JPMorgan Prime Money Market Fund, Capital Shares, 0.130% (b) (l) (Cost $3,181,625)	3,181,625

	Total Investments — 101.2% (Cost $195,211,835)	266,665,582
	Liabilities in Excess of Other Assets — (1.2)%	(3,182,888)

	NET ASSETS — 100.0%	$263,482,694

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(l)	The rate shown is the current yield as of March 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$73,636,913
Aggregate gross unrealized depreciation	(2,183,166)

Net unrealized appreciation/depreciation	$71,453,747

Federal income tax cost of investments	$195,211,835

The various inputs that are used in determining the fair value of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities #	$263,483,957	$–	$–	$263,483,957

# All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2011.

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 98.4%
Consumer Discretionary — 14.8%
	Auto Components — 0.7%
12,400	Cooper Tire & Rubber Co.	319,300
6,300	Spartan Motors, Inc.	43,218
10,700	Standard Motor Products, Inc.	147,981

		510,499

	Diversified Consumer Services — 0.1%
1,100	Lincoln Educational Services Corp.	17,479
1,900	Mac-Gray Corp.	30,647
400	Spectrum Group International, Inc. (a)	1,208

		49,334

	Hotels, Restaurants & Leisure — 1.8%
8,100	Bravo Brio Restaurant Group, Inc. (a)	143,289
2,100	Cracker Barrel Old Country Store, Inc.	103,194
9,400	DineEquity, Inc. (a)	516,812
13,200	Domino’s Pizza, Inc. (a)	243,276
16,300	Ruby Tuesday, Inc. (a)	213,693
21,068	Ruth’s Hospitality Group, Inc. (a)	108,711

		1,328,975

	Household Durables — 2.2%
8,300	American Greetings Corp., Class A	195,880
42	CSS Industries, Inc.	792
19,900	Helen of Troy Ltd., (Bermuda) (a)	585,060
3,400	Hooker Furniture Corp.	40,664
2,593	Jarden Corp.	92,233
2,800	Libbey, Inc. (a)	46,200
6,400	Lifetime Brands, Inc. (a)	96,000
11,650	Tempur-Pedic International, Inc. (a)	590,189

		1,647,018

	Leisure Equipment & Products — 0.5%
10,750	JAKKS Pacific, Inc. (a)	208,012
5,400	RC2 Corp. (a)	151,740
2,000	Sturm Ruger & Co., Inc.	45,940

		405,692

	Media — 1.0%
4,100	Entercom Communications Corp., Class A (a)	45,182
20,500	Journal Communications, Inc., Class A (a)	123,000
2,300	Knology, Inc. (a)	29,693
4,000	LIN TV Corp., Class A (a)	23,720
21,700	Sinclair Broadcast Group, Inc., Class A	272,118
9,600	Valassis Communications, Inc. (a)	279,744

		773,457

	Multiline Retail — 0.9%
16,100	Dillard’s, Inc., Class A	645,932

	Specialty Retail — 3.9%
4,325	Aeropostale, Inc. (a)	105,184
12,100	Asbury Automotive Group, Inc. (a)	223,729
3,100	Brown Shoe Co., Inc.	37,882
20,100	Cabela’s, Inc. (a)	502,701
18,300	Casual Male Retail Group, Inc. (a)	89,853
8,267	Collective Brands, Inc. (a)	178,402
9,000	Destination Maternity Corp.	207,630
3,700	Express, Inc.	72,298
9,925	Finish Line, Inc. (The), Class A	197,011
8,000	Kirkland’s, Inc. (a)	123,520
2,500	Lithia Motors, Inc., Class A	36,450
13,900	Rent-A-Center, Inc.	485,249
43,700	Sonic Automotive, Inc., Class A	612,237

		2,872,146

	Textiles, Apparel & Luxury Goods — 3.7%
6,800	Deckers Outdoor Corp. (a)	585,820
6,500	G-III Apparel Group Ltd. (a)	244,270
11,200	Iconix Brand Group, Inc. (a)	240,576
8,700	Jones Group, Inc. (The)	119,625
19,900	Maidenform Brands, Inc. (a)	568,543
11,900	Oxford Industries, Inc.	406,861
16,200	Perry Ellis International, Inc. (a)	445,824
2,950	Steven Madden Ltd. (a)	138,444

		2,749,963

	Total Consumer Discretionary	10,983,016

Consumer Staples — 2.4%
	Beverages — 0.0% (g)
2,700	MGP Ingredients, Inc.	23,544

	Food & Staples Retailing — 0.8%
6,900	Andersons, Inc. (The)	336,168
1,800	Fresh Market, Inc. (The) (a)	67,932
1,200	Nash Finch Co.	45,528
9,100	Spartan Stores, Inc.	134,589

		584,217

	Food Products — 1.1%
8,100	B&G Foods, Inc.	152,037
22,100	Chiquita Brands International, Inc. (a)	339,014
9,500	Dole Food Co., Inc. (a)	129,485
3,800	Fresh Del Monte Produce, Inc.	99,218
1,200	TreeHouse Foods, Inc. (a)	68,244

		787,998

	Household Products — 0.3%
16,150	Central Garden & Pet Co., Class A (a)	148,742
2,100	Spectrum Brands Holdings, Inc. (a)	58,296

		207,038

	Personal Products — 0.2%
2,900	Elizabeth Arden, Inc. (a)	87,029
7,725	Prestige Brands Holdings, Inc. (a)	88,837

		175,866

	Total Consumer Staples	1,778,663

Energy — 6.9%
	Energy Equipment & Services — 1.8%
8,200	Cal Dive International, Inc. (a)	57,236
1,700	Complete Production Services, Inc. (a)	54,077
9,800	Gulfmark Offshore, Inc., Class A (a)	436,198
8,800	ION Geophysical Corp. (a)	111,672
3,500	Lufkin Industries, Inc.	327,145
2,100	Matrix Service Co. (a)	29,190
9,200	Newpark Resources, Inc. (a)	72,312
800	OYO Geospace Corp. (a)	78,864

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Energy Equipment & Services — Continued
5,600	RPC, Inc.	141,792

		1,308,486

	Oil, Gas & Consumable Fuels — 5.1%
575	Apco Oil and Gas International, Inc.	49,312
17,700	Callon Petroleum Co. (a)	137,529
4,915	Clayton Williams Energy, Inc. (a)	519,516
5,200	Cloud Peak Energy, Inc. (a)	112,268
5,700	DHT Holdings, Inc., (United Kingdom)	27,417
23,300	EXCO Resources, Inc.	481,378
700	FX Energy, Inc. (a)	5,852
2,700	Georesources, Inc. (a)	84,429
400	Gevo, Inc. (a)	7,880
18,500	Gulfport Energy Corp. (a)	668,775
14,700	International Coal Group, Inc. (a)	166,110
5,500	Knightsbridge Tankers Ltd., (Bermuda)	137,720
12,475	McMoRan Exploration Co. (a)	220,932
7,600	Petroquest Energy, Inc. (a)	71,136
1,800	Targa Resources Corp.	65,232
11,525	VAALCO Energy, Inc. (a)	89,434
19,500	W&T Offshore, Inc.	444,405
13,000	Warren Resources, Inc. (a)	66,170
10,900	World Fuel Services Corp.	442,649

		3,798,144

	Total Energy	5,106,630

Financials — 20.4%
	Capital Markets — 1.0%
28,700	BGC Partners, Inc., Class A	266,623
3,500	Gladstone Capital Corp.	39,585
12,000	Knight Capital Group, Inc., Class A (a)	160,800
13,800	MCG Capital Corp.	89,700
1,100	Oppenheimer Holdings, Inc., Class A	36,861
2,900	optionsXpress Holdings, Inc.	53,099
6,682	Prospect Capital Corp.	81,587
2,500	Pzena Investment Management, Inc., Class A	17,650

		745,905

	Commercial Banks — 5.4%
300	Alliance Financial Corp.	10,005
3,700	Banco Latinoamericano de Comercio Exterior S.A., (Panama), Class E	64,602
8,000	Cathay General Bancorp	136,400
3,500	Citizens & Northern Corp.	58,835
3,925	City Holding Co.	138,788
5,400	Community Bank System, Inc.	131,058
1,640	Community Trust Bancorp, Inc.	45,379
3,900	East West Bancorp, Inc.	85,644
4,900	Financial Institutions, Inc.	85,750
59,600	First Commonwealth Financial Corp.	408,260
5,900	First Community Bancshares, Inc.	83,662
13,100	First Financial Bancorp	218,639
4,500	First Merchants Corp.	37,215
15,100	FNB Corp.	159,154
1,605	Hudson Valley Holding Corp.	35,310
4,700	Huntington Bancshares, Inc.	31,208
6,375	Iberiabank Corp.	383,329
3,910	International Bancshares Corp.	71,709
2,525	Lakeland Bancorp, Inc.	26,210
2,100	Lakeland Financial Corp.	47,628
2,700	MainSource Financial Group, Inc.	27,027
200	Merchants Bancshares, Inc.	5,296
13,700	Nara Bancorp, Inc. (a)	131,794
900	National Bankshares, Inc.	26,010
2,100	NBT Bancorp, Inc.	47,859
17,300	Oriental Financial Group, Inc.	217,115
600	Park National Corp.	40,092
2,200	Peoples Bancorp, Inc.	26,444
15,200	Pinnacle Financial Partners, Inc. (a)	251,408
2,500	Prosperity Bancshares, Inc.	106,925
700	Renasant Corp.	11,886
1,663	Republic Bancorp, Inc., Class A	32,395
5,850	Sierra Bancorp	65,403
2,296	Southside Bancshares, Inc.	49,134
12,600	Southwest Bancorp, Inc. (a)	178,794
12,550	Sterling Bancshares, Inc.	108,056
14,100	Susquehanna Bancshares, Inc.	131,835
2,400	SVB Financial Group (a)	136,632
2,800	WesBanco, Inc.	57,988
1,400	West Bancorp, Inc.	11,172
2,500	Westamerica Bancorp	128,425

		4,050,475

	Consumer Finance — 2.7%
3,875	Advance America Cash Advance Centers, Inc.	20,538
15,000	Cash America International, Inc.	690,750
797	CompuCredit Holdings Corp. (a)	5,236
19,346	Dollar Financial Corp. (a)	401,429
6,800	Imperial Holdings, Inc. (a)	69,020
7,700	Nelnet, Inc., Class A	168,091
400	Netspend Holdings, Inc. (a)	4,208
10,625	World Acceptance Corp. (a)	692,750

		2,052,022

	Diversified Financial Services — 1.0%
900	Compass Diversified Holdings	13,266
6,800	Encore Capital Group, Inc. (a)	161,092
1,400	Marlin Business Services Corp. (a)	17,276
14,200	PHH Corp. (a)	309,134
2,600	Portfolio Recovery Associates, Inc. (a)	221,338

		722,106

	Insurance — 2.6%
43,400	American Equity Investment Life Holding Co.	569,408
1,500	American Safety Insurance Holdings Ltd. (a)	32,145
7,625	Aspen Insurance Holdings Ltd., (Bermuda)	210,145
7,950	Delphi Financial Group, Inc., Class A	244,144
6,500	Flagstone Reinsurance Holdings S.A., (Luxembourg)	58,565
1,600	Hallmark Financial Services (a)	13,408
1,800	Horace Mann Educators Corp.	30,240
11,575	Meadowbrook Insurance Group, Inc.	119,801
14,300	National Financial Partners Corp. (a)	210,925

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Insurance — Continued
9,340	Old Republic International Corp.	118,525
2,650	Platinum Underwriters Holdings Ltd., (Bermuda)	100,939
2,900	Safety Insurance Group, Inc.	133,719
5,400	Selective Insurance Group, Inc.	93,420

		1,935,384

	Real Estate Investment Trusts (REITs) — 6.9%
4,583	American Campus Communities, Inc.	151,239
17,700	Anworth Mortgage Asset Corp.	125,493
27,800	Ashford Hospitality Trust, Inc.	306,356
10,300	Associated Estates Realty Corp.	163,564
6,700	BioMed Realty Trust, Inc.	127,434
4,900	CapLease, Inc.	26,852
9,100	Capstead Mortgage Corp.	116,298
15,000	CBL & Associates Properties, Inc.	261,300
3,464	Colonial Properties Trust	66,682
30,075	DCT Industrial Trust, Inc.	166,916
9,800	Developers Diversified Realty Corp.	137,200
3,200	EastGroup Properties, Inc.	140,704
5,900	Education Realty Trust, Inc.	47,377
1,000	Equity Lifestyle Properties, Inc.	57,650
11,400	FelCor Lodging Trust, Inc. (a)	69,882
15,000	First Industrial Realty Trust, Inc. (a)	178,350
8,900	Glimcher Realty Trust	82,325
17,100	Hersha Hospitality Trust	101,574
1,650	Home Properties, Inc.	97,267
6,400	LaSalle Hotel Properties	172,800
53,509	Lexington Realty Trust	500,309
42,025	MFA Financial, Inc.	344,605
1,500	Mission West Properties, Inc.	9,855
28,300	MPG Office Trust, Inc. (a)	104,993
8,600	National Retail Properties, Inc.	224,718
8,100	Omega Healthcare Investors, Inc.	180,954
3,300	Parkway Properties, Inc.	56,100
1,100	Pebblebrook Hotel Trust	24,365
16,025	Pennsylvania Real Estate Investment Trust	228,677
2,475	PS Business Parks, Inc.	143,402
2,900	Ramco-Gershenson Properties Trust	36,337
7,300	Redwood Trust, Inc.	113,515
14,200	Senior Housing Properties Trust	327,168
25,850	Strategic Hotels & Resorts, Inc. (a)	166,733
1,500	Sun Communities, Inc.	53,475

		5,112,469

	Thrifts & Mortgage Finance — 0.8%
1,400	Capitol Federal Financial, Inc.	15,778
3,300	Dime Community Bancshares, Inc.	48,708
4,957	First Niagara Financial Group, Inc.	67,316
3,000	OceanFirst Financial Corp.	41,850
18,775	Ocwen Financial Corp. (a)	206,900
11,000	Radian Group, Inc.	74,910
6,800	Trustco Bank Corp.	40,324
1,700	WSFS Financial Corp.	80,070

		575,856

	Total Financials	15,194,217

Health Care — 12.7%
	Biotechnology — 3.6%
7,000	Acorda Therapeutics, Inc. (a)	162,400
5,700	Affymax, Inc. (a)	33,459
22,700	Anadys Pharmaceuticals, Inc. (a)	26,332
5,800	Ardea Biosciences, Inc. (a)	166,402
29,800	Ariad Pharmaceuticals, Inc. (a)	224,096
10,100	BioCryst Pharmaceuticals, Inc. (a)	38,279
8,500	BioMimetic Therapeutics, Inc. (a)	111,435
12,300	Chelsea Therapeutics International Ltd. (a)	47,970
18,225	Cytokinetics, Inc. (a)	27,155
38,400	Dynavax Technologies Corp. (a)	105,984
19,500	Halozyme Therapeutics, Inc. (a)	130,845
9,900	Immunomedics, Inc. (a)	37,818
14,000	Incyte Corp., Ltd. (a)	221,900
5,300	Ironwood Pharmaceuticals, Inc. (a)	74,200
10,400	Medivation, Inc. (a)	193,856
13,200	Momenta Pharmaceuticals, Inc. (a)	209,220
3,600	Onyx Pharmaceuticals, Inc. (a)	126,648
4,875	Pharmasset, Inc. (a)	383,711
18,600	Savient Pharmaceuticals, Inc. (a)	197,160
9,100	Seattle Genetics, Inc. (a)	141,687

		2,660,557

	Health Care Equipment & Supplies — 3.3%
8,900	Align Technology, Inc. (a)	182,272
13,500	American Medical Systems Holdings, Inc. (a)	292,140
14,400	Cantel Medical Corp.	370,800
5,300	GenMark Diagnostics, Inc. (a)	21,412
3,600	Greatbatch, Inc. (a)	95,256
10,900	Immucor, Inc. (a)	215,602
5,600	Integra LifeSciences Holdings Corp. (a)	265,552
12,100	Invacare Corp.	376,552
4,000	Orthofix International N.V., (Netherlands) (a)	129,840
3,600	Sirona Dental Systems, Inc. (a)	180,576
9,400	STERIS Corp.	324,676

		2,454,678

	Health Care Providers & Services — 4.6%
2,800	Allied Healthcare International, Inc. (a)	7,112
2,900	AMERIGROUP Corp. (a)	186,325
46,500	Continucare Corp. (a)	248,775
1,200	Emergency Medical Services Corp., Class A (a)	76,308
1,200	ePocrates, Inc. (a)	23,760
58,300	Five Star Quality Care, Inc. (a)	473,979
9,200	Gentiva Health Services, Inc. (a)	257,876
8,000	Hanger Orthopedic Group, Inc. (a)	208,240
15,700	Healthspring, Inc. (a)	586,709
4,000	Kindred Healthcare, Inc. (a)	95,520
28,100	Metropolitan Health Networks, Inc. (a)	132,913
8,200	Owens & Minor, Inc.	266,336
18,500	PharMerica Corp. (a)	211,640
4,100	Providence Service Corp. (The) (a)	61,418
7,600	RehabCare Group, Inc. (a)	280,212
10,700	Triple-S Management Corp., Class B (a)	220,206
1,700	US Physical Therapy, Inc.	37,978

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Health Care Providers & Services — Continued
1,300	WellCare Health Plans, Inc. (a)	54,535

		3,429,842

	Life Sciences Tools & Services — 0.2%
6,025	Enzo Biochem, Inc. (a)	25,245
4,500	Kendle International, Inc. (a)	48,195
3,500	Pacific Biosciences of California, Inc. (a)	49,175

		122,615

	Pharmaceuticals — 1.0%
14,700	Cadence Pharmaceuticals, Inc. (a)	135,387
3,050	Cardiome Pharma Corp., (Canada) (a)	13,054
12,100	Impax Laboratories, Inc. (a)	307,945
4,800	Par Pharmaceutical Cos., Inc. (a)	149,184
2,600	Salix Pharmaceuticals Ltd. (a)	91,078
12,725	XenoPort, Inc. (a)	75,459

		772,107

	Total Health Care	9,439,799

Industrials — 15.9%
	Aerospace & Defense — 2.1%
2,250	Ceradyne, Inc. (a)	101,430
1,300	Curtiss-Wright Corp.	45,682
5,700	Esterline Technologies Corp. (a)	403,104
44,200	GenCorp, Inc. (a)	264,316
1,600	Global Defense Technology & Systems, Inc. (a)	38,752
1,675	HEICO Corp.	104,721
2,000	LMI Aerospace, Inc. (a)	40,420
6,700	Triumph Group, Inc.	592,615

		1,591,040

	Air Freight & Logistics — 1.1%
8,500	Atlas Air Worldwide Holdings, Inc. (a)	592,620
5,500	Hub Group, Inc., Class A (a)	199,045

		791,665

	Airlines — 1.2%
1,500	Alaska Air Group, Inc. (a)	95,130
50,150	Hawaiian Holdings, Inc. (a)	301,401
20,200	Republic Airways Holdings, Inc. (a)	129,886
5,525	SkyWest, Inc.	93,483
10,800	United Continental Holdings, Inc. (a)	248,292

		868,192

	Building Products — 0.4%
3,250	A.O. Smith Corp.	144,105
1,075	Gibraltar Industries, Inc. (a)	12,825
5,400	Insteel Industries, Inc.	76,356
1,725	Quanex Building Products Corp.	33,862
900	Trex Co., Inc. (a)	29,358

		296,506

	Commercial Services & Supplies — 2.4%
6,900	ACCO Brands Corp. (a)	65,826
26,800	Cenveo, Inc. (a)	175,004
23,250	Deluxe Corp.	617,055
3,100	Ennis, Inc.	52,793
7,300	Herman Miller, Inc.	200,677
900	HNI Corp.	28,404
12,100	Knoll, Inc.	253,616
4,600	Metalico, Inc. (a)	28,612
2,400	Team, Inc. (a)	63,024
2,500	UniFirst Corp.	132,525
2,100	United Stationers, Inc.	149,205
150	Waste Connections, Inc.	4,319

		1,771,060

	Construction & Engineering — 1.1%
11,275	EMCOR Group, Inc. (a)	349,187
7,800	MasTec, Inc. (a)	162,240
600	Michael Baker Corp. (a)	17,442
11,000	Tutor Perini Corp.	267,960

		796,829

	Electrical Equipment — 2.8%
6,300	Acuity Brands, Inc.	368,487
7,300	EnerSys (a)	290,175
29,700	GrafTech International Ltd. (a)	612,711
2,200	Polypore International, Inc. (a)	126,676
9,100	Regal-Beloit Corp.	671,853

		2,069,902

	Industrial Conglomerates — 0.0% (g)
1,000	Standex International Corp.	37,890

	Machinery — 3.2%
5,900	Barnes Group, Inc.	123,192
1,700	Chart Industries, Inc. (a)	93,568
6,400	CIRCOR International, Inc.	300,928
7,300	Columbus McKinnon Corp. (a)	134,758
13,600	EnPro Industries, Inc. (a)	493,952
17,900	Force Protection, Inc. (a)	87,710
1,400	Middleby Corp. (a)	130,508
1,866	Robbins & Myers, Inc.	85,817
9,800	Trimas Corp. (a)	210,700
9,950	Wabtec Corp.	674,909
1,200	Watts Water Technologies, Inc., Class A	45,828

		2,381,870

	Marine — 0.0% (g)
1,425	Horizon Lines, Inc., Class A	1,211

	Professional Services — 0.0% (g)
2,000	GP Strategies Corp. (a)	27,200

	Road & Rail — 0.4%
1,500	Dollar Thrifty Automotive Group, Inc. (a)	100,095
12,700	Quality Distribution, Inc. (a)	150,495
4,500	Swift Transporation Co. (a)	66,150

		316,740

	Trading Companies & Distributors — 1.2%
5,300	Aircastle Ltd.	63,971
15,775	Applied Industrial Technologies, Inc.	524,676
3,400	Beacon Roofing Supply, Inc. (a)	69,598
4,100	Interline Brands, Inc. (a)	83,640
5,300	United Rentals, Inc. (a)	176,384

		918,269

	Total Industrials	11,868,374

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Information Technology — 16.1%
	Communications Equipment — 2.3%
24,482	Arris Group, Inc. (a)	311,901
7,250	Black Box Corp.	254,837
3,100	Blue Coat Systems, Inc. (a)	87,296
4,100	Comtech Telecommunications Corp.	111,438
5,300	InterDigital, Inc.	252,863
3,500	NETGEAR, Inc. (a)	113,540
2,200	Oplink Communications, Inc. (a)	42,878
5,200	Plantronics, Inc.	190,424
4,600	Polycom, Inc. (a)	238,510
8,800	Symmetricom, Inc. (a)	53,944
4,800	Tekelec (a)	38,976

		1,696,607

	Computers & Peripherals — 0.5%
3,425	Imation Corp. (a)	38,154
63,900	Quantum Corp. (a)	161,028
3,100	Synaptics, Inc. (a)	83,762
6,000	Xyratex Ltd., (United Kingdom) (a)	67,080

		350,024

	Electronic Equipment, Instruments & Components — 1.8%
3,000	Aeroflex Holding Corp. (a)	54,630
10,200	Brightpoint, Inc. (a)	110,568
2,500	Checkpoint Systems, Inc. (a)	56,200
4,300	Daktronics, Inc.	46,225
4,700	DDi Corp.	49,679
1,400	Fabrinet (a)	28,224
4,800	Insight Enterprises, Inc. (a)	81,744
1,700	Littelfuse, Inc.	97,070
1,200	Measurement Specialties, Inc. (a)	40,872
2,000	NeoPhotonics Corp. (a)	22,620
7,100	Newport Corp. (a)	126,593
4,300	Plexus Corp. (a)	150,758
6,200	Power-One, Inc. (a)	54,250
8,600	RadiSys Corp. (a)	74,476
3,000	Spectrum Control, Inc. (a)	59,040
6,000	SYNNEX Corp. (a)	196,380
6,600	TTM Technologies, Inc. (a)	119,856

		1,369,185

	Internet Software & Services — 0.5%
5,500	Cornerstone OnDemand, Inc. (a)	100,265
2,100	Demand Media, Inc. (a)	49,455
2,700	Keynote Systems, Inc.	50,085
3,600	SciQuest, Inc. (a)	52,272
20,359	United Online, Inc.	128,363

		380,440

	IT Services — 2.0%
2,400	CACI International, Inc., Class A (a)	147,168
17,100	CIBER, Inc. (a)	114,570
3,525	CSG Systems International, Inc. (a)	70,289
2,700	FleetCor Technologies, Inc. (a)	88,182
3,675	Gartner, Inc. (a)	153,137
1,400	iGate Corp.	26,278
2,100	ManTech International Corp., Class A (a)	89,040
1,000	MAXIMUS, Inc.	81,170
3,900	ServiceSource International, Inc. (a)	47,502
3,900	TeleTech Holdings, Inc. (a)	75,582
3,500	Unisys Corp. (a)	109,270
5,300	VeriFone Systems, Inc. (a)	291,235
4,100	Wright Express Corp. (a)	212,544

		1,505,967

	Semiconductors & Semiconductor Equipment — 3.9%
3,200	Alpha & Omega Semiconductor Ltd. (a)	40,608
25,075	Amkor Technology, Inc. (a)	169,005
21,525	Cirrus Logic, Inc. (a)	452,671
21,606	Entegris, Inc. (a)	189,485
7,900	GT Solar International, Inc. (a)	84,214
3,800	Inphi Corp. (a)	79,838
15,500	Kulicke & Soffa Industries, Inc. (a)	144,925
12,500	Lattice Semiconductor Corp. (a)	73,750
7,875	Micrel, Inc.	106,155
7,600	MIPS Technologies, Inc. (a)	79,724
2,800	MKS Instruments, Inc.	93,240
4,900	Photronics, Inc. (a)	43,953
28,400	PMC-Sierra, Inc. (a)	213,000
61,100	RF Micro Devices, Inc. (a)	391,651
1,900	Sigma Designs, Inc. (a)	24,605
19,700	Skyworks Solutions, Inc. (a)	638,674
6,300	TriQuint Semiconductor, Inc. (a)	81,333

		2,906,831

	Software — 5.1%
7,384	Actuate Corp. (a)	38,397
2,200	Ariba, Inc. (a)	75,108
25,550	Aspen Technology, Inc. (a)	382,994
3,100	Deltek, Inc. (a)	23,560
3,000	Ebix, Inc. (a)	70,950
4,800	Epicor Software Corp. (a)	53,136
23,014	JDA Software Group, Inc. (a)	696,404
9,200	Lawson Software, Inc. (a)	111,320
14,900	Magma Design Automation, Inc. (a)	101,618
3,500	Monotype Imaging Holdings, Inc. (a)	50,750
3,900	Netscout Systems, Inc. (a)	106,548
10,340	Parametric Technology Corp. (a)	232,547
5,700	Progress Software Corp. (a)	165,813
5,300	Quest Software, Inc. (a)	134,567
1,600	Rovi Corp. (a)	85,840
4,300	Smith Micro Software, Inc. (a)	40,248
1,000	SS&C Technologies Holdings, Inc. (a)	20,420
23,200	Take-Two Interactive Software, Inc. (a)	356,584
6,200	TeleNav, Inc. (a)	73,594
96,000	THQ, Inc. (a)	437,760
9,200	TIBCO Software, Inc. (a)	250,700
5,600	VASCO Data Security International, Inc. (a)	76,888
6,000	VirnetX Holding Corp.	119,460
4,300	Websense, Inc. (a)	98,771

		3,803,977

	Total Information Technology	12,013,031

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Materials — 5.7%
	Chemicals — 2.2%
5,600	H.B. Fuller Co.	120,288
6,000	Innophos Holdings, Inc.	276,660
6,600	Koppers Holdings, Inc.	281,820
3,500	Kraton Performance Polymers, Inc. (a)	133,875
29,300	Omnova Solutions, Inc. (a)	230,591
16,800	PolyOne Corp.	238,728
8,900	Solutia, Inc. (a)	226,060
9,525	Spartech Corp. (a)	69,056
2,400	W.R. Grace & Co. (a)	91,896

		1,668,974

	Containers & Packaging — 1.3%
9,700	Boise, Inc.	88,852
7,000	Graphic Packaging Holding Co. (a)	37,940
7,625	Myers Industries, Inc.	75,716
7,175	Rock-Tenn Co., Class A	497,587
6,200	Silgan Holdings, Inc.	236,468

		936,563

	Metals & Mining — 1.4%
7,900	Century Aluminum Co. (a)	147,572
3,300	Coeur d’Alene Mines Corp. (a)	114,774
6,600	Hecla Mining Co. (a)	59,928
26,700	Noranda Aluminum Holding Corp. (a)	428,535
15,500	Worthington Industries, Inc.	324,260

		1,075,069

	Paper & Forest Products — 0.8%
14,775	Buckeye Technologies, Inc.	402,323
3,200	Schweitzer-Mauduit International, Inc.	161,952

		564,275

	Total Materials	4,244,881

Telecommunication Services — 0.7%
	Diversified Telecommunication Services — 0.7%
50,800	Cincinnati Bell, Inc. (a)	136,144
6,400	Consolidated Communications Holdings, Inc.	119,872
4,300	Neutral Tandem, Inc. (a)	63,425
24,600	Premiere Global Services, Inc. (a)	187,452

	Total Telecommunication Services	506,893

Utilities — 2.8%
	Electric Utilities — 2.0%
1,600	Central Vermont Public Service Corp.	37,264
12,925	El Paso Electric Co. (a)	392,920
7,700	IDACORP, Inc.	293,370
1,800	MGE Energy, Inc.	72,882
9,375	Portland General Electric Co.	222,844
2,825	UniSource Energy Corp.	102,067
13,800	Westar Energy, Inc.	364,596

		1,485,943

	Gas Utilities — 0.8%
1,200	Chesapeake Utilities Corp.	49,944
5,700	New Jersey Resources Corp.	244,815
600	Nicor, Inc.	32,220
1,800	Northwest Natural Gas Co.	83,034
3,200	Southwest Gas Corp.	124,704
2,100	WGL Holdings, Inc.	81,900

		616,617

	Total Utilities	2,102,560

	Total Common Stocks (Cost $51,826,982)	73,238,064

PRINCIPAL AMOUNT ($)
U.S. Treasury Obligation — 0.2%
160,000	U.S. Treasury Note, 0.750%, 11/30/11 (k) (Cost $160,475)	160,557

SHARES
Short-Term Investment — 1.5%
	Investment Company — 1.5%
1,156,427	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (b) (l) (m) (Cost $1,156,427)	1,156,427

	Total Investments — 100.1% (Cost $53,143,884)	74,555,048
	Liabilities in Excess of Other Assets — (0.1)%	(103,579)

	NET ASSETS — 100.0%	$74,451,469

Percentages indicated are based on net assets.

JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
18	E-mini Russell 2000	06/17/11	$1,515,060	$47,555

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	Amount rounds to less than 0.1%.
(k)	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of March 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$23,324,926
Aggregate gross unrealized depreciation	(1,913,762)

Net unrealized appreciation/depreciation	$21,411,164

Federal income tax cost of investments	$53,143,884

The various inputs that are used in determining the fair value of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (“SOI”):

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities	$74,394,491	$160,557	$–	$74,555,048
Appreciation in Other Financial Instruments
Futures Contracts	$47,555	$–	$–	$47,555

There were no significant transfers between levels 1 and 2 during the period ended March 31, 2011.

#	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 98.6%
Consumer Discretionary — 13.0%
	Auto Components — 1.6%
50,401	Johnson Controls, Inc.	2,095,170

	Automobiles — 0.7%
29,150	General Motors Co. (a)	904,524

	Hotels, Restaurants & Leisure — 1.8%
30,940	Carnival Corp.	1,186,858
3,760	Darden Restaurants, Inc.	184,729
1,810	Royal Caribbean Cruises Ltd. (a)	74,681
2,560	Starwood Hotels & Resorts Worldwide, Inc. (c)	148,787
15,862	Yum! Brands, Inc.	814,989

		2,410,044

	Household Durables — 0.6%
18,630	Lennar Corp., Class A	337,576
510	NVR, Inc. (a) (c)	385,560

		723,136

	Internet & Catalog Retail — 1.3%
9,210	Amazon.com, Inc. (a)	1,658,997

	Media — 4.4%
27,100	Comcast Corp., Class A	669,912
3,050	DIRECTV, Class A (a)	142,740
20,230	Gannett Co., Inc.	308,103
7	Time Warner Cable, Inc.	499
96,385	Time Warner, Inc.	3,440,945
29,679	Walt Disney Co. (The)	1,278,868

		5,841,067

	Multiline Retail — 0.5%
6,093	Kohl’s Corp.	323,173
6,320	Target Corp.	316,063

		639,236

	Specialty Retail — 1.9%
2,170	AutoZone, Inc. (a)	593,625
21,010	Home Depot, Inc.	778,631
19,260	Lowe’s Cos., Inc.	509,042
30,810	Staples, Inc.	598,330

		2,479,628

	Textiles, Apparel & Luxury Goods — 0.2%
4,340	Coach, Inc.	225,854
1,040	NIKE, Inc., Class B	78,728

		304,582

	Total Consumer Discretionary	17,056,384

Consumer Staples — 7.5%
	Beverages — 2.5%
38,890	Coca-Cola Co. (The)	2,580,351
10,168	PepsiCo, Inc.	654,921

		3,235,272

	Food & Staples Retailing — 1.1%
11,789	CVS Caremark Corp.	404,598
6,360	Kroger Co. (The)	152,449
24,695	Sysco Corp.	684,052
1,440	Walgreen Co.	57,802
4,090	Wal-Mart Stores, Inc.	212,884

		1,511,785

	Food Products — 0.7%
7,430	Campbell Soup Co.	246,007
19,708	General Mills, Inc.	720,328

		966,335

	Household Products — 2.8%
11,990	Colgate-Palmolive Co.	968,313
44,017	Procter & Gamble Co. (The)	2,711,447

		3,679,760

	Tobacco — 0.4%
7,556	Philip Morris International, Inc.	495,900

	Total Consumer Staples	9,889,052

Energy — 14.4%
	Energy Equipment & Services — 2.6%
5,880	Baker Hughes, Inc.	431,768
5,830	Cameron International Corp. (a)	332,893
2,580	Ensco plc, (United Kingdom), ADR	149,227
7,240	Halliburton Co.	360,842
23,278	Schlumberger Ltd.	2,170,906

		3,445,636

	Oil, Gas & Consumable Fuels — 11.8%
5,370	Anadarko Petroleum Corp.	439,910
8,208	Apache Corp.	1,074,591
31,630	Chevron Corp.	3,398,011
9,910	ConocoPhillips	791,413
11,637	Devon Energy Corp.	1,067,928
13,720	EOG Resources, Inc.	1,625,957
54,895	Exxon Mobil Corp.	4,618,316
3,520	Hess Corp.	299,939
850	Noble Energy, Inc.	82,153
20,242	Occidental Petroleum Corp.	2,115,087

		15,513,305

	Total Energy	18,958,941

Financials — 14.3%
	Capital Markets — 3.2%
15,806	Goldman Sachs Group, Inc. (The)	2,504,777
14,580	Invesco Ltd.	372,665
25,571	Morgan Stanley	698,600
10,470	State Street Corp.	470,522
6,865	TD AMERITRADE Holding Corp.	143,272

		4,189,836

	Commercial Banks — 3.7%
20,622	BB&T Corp.	566,074
24,360	Fifth Third Bancorp	338,117
6,550	Huntington Bancshares, Inc.	43,492
31,560	Regions Financial Corp.	229,126
1,850	SVB Financial Group (a) (c)	105,320
15,852	U.S. Bancorp	418,968
95,063	Wells Fargo & Co.	3,013,497
5,020	Zions Bancorp	115,761

		4,830,355

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Consumer Finance — 0.4%
10,970	American Express Co.	495,844

	Diversified Financial Services — 3.5%
172,009	Bank of America Corp.	2,292,880
432,810	Citigroup, Inc. (a)	1,913,020
1,377	CME Group, Inc.	415,234

		4,621,134

	Insurance — 3.3%
11,418	ACE Ltd., (Switzerland)	738,744
6,420	Aflac, Inc.	338,848
4,820	Berkshire Hathaway, Inc., Class B (a)	403,097
600	Everest Re Group Ltd., (Bermuda)	52,908
25,440	MetLife, Inc.	1,137,931
14,874	Prudential Financial, Inc.	915,941
6,318	RenaissanceRe Holdings Ltd., (Bermuda)	435,879
16,120	XL Group plc, (Ireland)	396,552

		4,419,900

	Real Estate Investment Trusts (REITs) — 0.2%
2	Apartment Investment & Management Co., Class A	51
4,190	HCP, Inc.	158,969
1,150	Regency Centers Corp.	50,002

		209,022

	Total Financials	18,766,091

Health Care — 10.3%
	Biotechnology — 1.9%
14,300	Biogen Idec, Inc. (a)	1,049,477
19,029	Celgene Corp. (a)	1,094,739
10,840	Dendreon Corp. (a)	405,741

		2,549,957

	Health Care Equipment & Supplies — 1.2%
6,320	Baxter International, Inc.	339,826
980	C.R. Bard, Inc.	97,324
22,029	Covidien plc, (Ireland)	1,144,186

		1,581,336

	Health Care Providers & Services — 2.4%
1,441	Aetna, Inc.	53,937
20,990	Cardinal Health, Inc.	863,319
3,590	DaVita, Inc. (a)	306,981
2,430	Humana, Inc. (a)	169,954
4,930	McKesson Corp.	389,716
3,530	Medco Health Solutions, Inc. (a)	198,245
16,390	UnitedHealth Group, Inc.	740,828
5,696	WellPoint, Inc.	397,524

		3,120,504

	Life Sciences Tools & Services — 0.1%
3,380	Thermo Fisher Scientific, Inc. (a)	187,759

	Pharmaceuticals — 4.7%
47,502	Abbott Laboratories	2,329,973
63,222	Merck & Co., Inc.	2,086,958
85,322	Pfizer, Inc.	1,732,890

		6,149,821

	Total Health Care	13,589,377

Industrials — 9.3%
	Aerospace & Defense — 3.2%
27,970	Honeywell International, Inc.	1,670,088
2,680	Textron, Inc.	73,405
29,175	United Technologies Corp.	2,469,664

		4,213,157

	Construction & Engineering — 0.7%
12,510	Fluor Corp.	921,486

	Industrial Conglomerates — 2.6%
18,900	3M Co.	1,767,150
50,130	General Electric Co.	1,005,107
15,720	Tyco International Ltd., (Switzerland)	703,784

		3,476,041

	Machinery — 0.9%
20,083	PACCAR, Inc.	1,051,345
1,320	Parker Hannifin Corp.	124,978

		1,176,323

	Road & Rail — 1.9%
2,950	CSX Corp.	231,870
26,778	Norfolk Southern Corp.	1,854,912
3,820	Union Pacific Corp.	375,621

		2,462,403

	Total Industrials	12,249,410

Information Technology — 18.9%
	Communications Equipment — 3.3%
121,933	Cisco Systems, Inc.	2,091,151
19,693	Juniper Networks, Inc. (a)	828,682
12,390	Motorola Mobility Holdings, Inc. (a)	302,316
20,364	QUALCOMM, Inc.	1,116,558

		4,338,707

	Computers & Peripherals — 5.2%
14,908	Apple, Inc. (a)	5,194,693
27,030	EMC Corp. (a)	717,646
17,547	Hewlett-Packard Co.	718,901
4,150	SanDisk Corp. (a)	191,273

		6,822,513

	Internet Software & Services — 0.7%
1,542	Google, Inc., Class A (a)	903,936

	IT Services — 2.4%
11,740	Cognizant Technology Solutions Corp., Class A (a)	955,636
5,530	Genpact Ltd., (Bermuda) (a)	80,074
1,370	Global Payments, Inc.	67,020
7,901	International Business Machines Corp.	1,288,416
2,250	MasterCard, Inc., Class A	566,370
1,460	VeriFone Systems, Inc. (a)	80,227

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	IT Services — Continued
1,620	Visa, Inc., Class A	119,265

		3,157,008

	Semiconductors & Semiconductor Equipment — 3.2%
7,480	Analog Devices, Inc.	294,562
31,780	Applied Materials, Inc.	496,404
2,070	Avago Technologies Ltd., (Singapore)	64,377
18,660	Broadcom Corp., Class A	734,831
14,390	Intersil Corp., Class A (c)	179,155
6,970	KLA-Tencor Corp.	330,169
11,390	Lam Research Corp. (a)	645,357
15,810	Marvell Technology Group Ltd., (Bermuda) (a)	245,846
16,330	NVIDIA Corp. (a)	301,452
28,979	Xilinx, Inc.	950,511

		4,242,664

	Software — 4.1%
25,100	Adobe Systems, Inc. (a)	832,316
3,050	Citrix Systems, Inc. (a)	224,053
112,923	Microsoft Corp.	2,863,727
44,960	Oracle Corp.	1,500,315

		5,420,411

	Total Information Technology	24,885,239

Materials — 4.6%
	Chemicals — 2.8%
2,770	Air Products & Chemicals, Inc.	249,799
37,196	Dow Chemical Co. (The)	1,404,149
36,250	E.l. du Pont de Nemours & Co.	1,992,662
1,390	Georgia Gulf Corp. (a)	51,430

		3,698,040

	Metals & Mining — 1.8%
43,280	Alcoa, Inc.	763,892
30,020	Freeport-McMoRan Copper & Gold, Inc.	1,667,611

		2,431,503

	Total Materials	6,129,543

Telecommunication Services — 3.3%
	Diversified Telecommunication Services — 2.5%
44,220	AT&T, Inc.	1,353,132
2,076	Frontier Communications Corp.	17,065
49,133	Verizon Communications, Inc.	1,893,586

		3,263,783

	Wireless Telecommunication Services — 0.8%
2,770	American Tower Corp., Class A (a)	143,541
200,420	Sprint Nextel Corp. (a)	929,949

		1,073,490

	Total Telecommunication Services	4,337,273

Utilities — 3.0%
	Electric Utilities — 1.5%
9	Edison International	329
19,290	NextEra Energy, Inc.	1,063,265
13,090	Northeast Utilities	452,914
30,040	NV Energy, Inc.	447,296

		1,963,804

	Independent Power Producers & Energy Traders — 0.0% (g)
1,300	Constellation Energy Group, Inc.	40,469

	Multi-Utilities — 1.3%
10,440	CMS Energy Corp.	205,042
13,090	PG&E Corp.	578,316
12,730	Public Service Enterprise Group, Inc.	401,122
1,800	SCANA Corp.	70,866
8,151	Sempra Energy	436,079
1,871	Xcel Energy, Inc.	44,698

		1,736,123

	Water Utilities — 0.2%
7,230	American Water Works Co., Inc.	202,801

	Total Utilities	3,943,197

	Total Common Stocks (Cost $109,183,641)	129,804,507

PRINCIPAL AMOUNT ($)
U.S. Treasury Obligation — 0.1%
80,000	U.S. Treasury Note, 1.125%, 06/30/11 (Cost $80,151)	80,197

SHARES
Short-Term Investment — 1.1%
	Investment Company — 1.1%
1,401,657	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.120% (b) (l) (m) (Cost $1,401,657)	1,401,657

Investment of Cash Collateral for Securities on Loan — 0.3%
	Investment Company — 0.3%
451,176	JPMorgan Prime Money Market Fund, Capital Shares, 0.130% (b) (l) (Cost $451,176)	451,176

	Total Investments — 100.1% (Cost $111,116,625)	131,737,537
	Liabilities in Excess of Other Assets — (0.1)%	(145,820)

	NET ASSETS — 100.0%	$131,591,717

Percentages indicated are based on net assets.

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
16	E-mini S&P 500	06/17/11	$1,056,800	$6,565

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ADR	—	American Depositary Receipt

(a)	Non-income producing security.
(b)	Investment in affiliate. Money Market Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(g)	Amount rounds to less than 0.1%.
(l)	The rate shown is the current yield as of March 31, 2011.
(m)	All or portion of this security is reserved and/ or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$21,832,006
Aggregate gross unrealized depreciation	(1,211,094)

Net unrealized appreciation/depreciation	$20,620,912

Federal income tax cost of investments	$111,116,625

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$131,657,340	$80,197	$—	$131,737,537
Appreciation in Other Financial Instruments
Futures Contracts	$6,565	$—	$—	$6,565

There were no transfers between Levels 1 and 2 during the period ended March 31, 2011.

#	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of a U.S. Treasury Note. Please refer to the SOI for industry specifics of the portfolio holdings.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Insurance Trust

By:	/s/	Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/	Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
May 27, 2011

By:	/s/	Joy C. Dowd
Joy C. Dowd
Treasurer and Principal Financial Officer
May 27, 2011